Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec 31, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Entity Registrant Name	Phoenix New Media Ltd
Entity Central Index Key	0001509646
Current Fiscal Year End Date	--12-31
Entity Filer Category	Accelerated Filer
Entity Current Reporting Status	Yes
Entity Well-known Seasoned Issuer	No
Trading Symbol	FENG
Class A ordinary shares [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	299,408,949
Class B ordinary shares [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	317,325,360

Consolidated Balance Sheets In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012
Class A ordinary shares (US$0.01 par value, 680,000,000 and 680,000,000 shares authorized as of December 31, 2011 and 2012, respectively; 306,101,077 and 299,408,949 shares issued and outstanding as of December 31, 2011 and 2012, respectively) [Member]
USD ($)
Dec. 31, 2012
Class A ordinary shares (US$0.01 par value, 680,000,000 and 680,000,000 shares authorized as of December 31, 2011 and 2012, respectively; 306,101,077 and 299,408,949 shares issued and outstanding as of December 31, 2011 and 2012, respectively) [Member]
CNY
Dec. 31, 2011
Class A ordinary shares (US$0.01 par value, 680,000,000 and 680,000,000 shares authorized as of December 31, 2011 and 2012, respectively; 306,101,077 and 299,408,949 shares issued and outstanding as of December 31, 2011 and 2012, respectively) [Member]
CNY
Dec. 31, 2012
Class B ordinary shares (US$0.01 par value, 320,000,000 and 320,000,000 shares authorized as of December 31, 2011 and 2012, respectively; 317,325,360 and 317,325,360 shares issued and outstanding as of December 31, 2011 and 2012, respectively) [Member]
USD ($)
Dec. 31, 2012
Class B ordinary shares (US$0.01 par value, 320,000,000 and 320,000,000 shares authorized as of December 31, 2011 and 2012, respectively; 317,325,360 and 317,325,360 shares issued and outstanding as of December 31, 2011 and 2012, respectively) [Member]
CNY
Dec. 31, 2011
Class B ordinary shares (US$0.01 par value, 320,000,000 and 320,000,000 shares authorized as of December 31, 2011 and 2012, respectively; 317,325,360 and 317,325,360 shares issued and outstanding as of December 31, 2011 and 2012, respectively) [Member]
CNY

Current assets:
Cash and cash equivalents	$ 147,055	916,169	397,166
Term deposits	37,720	235,000	784,023
Accounts receivable, net	45,102	280,987	202,097
Amounts due from related parties	10,242	63,811	64,388
Prepayment and other current assets	6,831	42,557	46,334
Deferred tax assets	2,810	17,504	11,931
Total current assets	249,760	1,556,028	1,505,939
Non-current assets:
Property and equipment, net	16,460	102,547	41,012
Intangible assets, net	1,523	9,488	5,415
Other non-current assets	2,103	13,104	12,128
Total non-current assets	20,086	125,139	58,555
Total assets	269,846	1,681,167	1,564,494
Current liabilities (including amounts of the consolidated VIEs without recourse to the Company of RMB217,188 and RMB269,152 (US$43,202) as of December 31, 2011 and 2012, respectively. Note 1):
Accounts payable	24,821	154,637	120,910
Amounts due to related parties	290	1,806	3,889
Advances from customers	944	5,884	7,191
Taxes payable	6,445	40,156	35,822
Salary and welfare payable	10,213	63,631	45,119
Accrued expenses and other current liabilities	6,537	40,717	39,276
Total current liabilities	49,250	306,831	252,207
Long-term liabilities (including amounts of the consolidated VIEs without recourse to the Company of RMB5,504 and RMB7,996 (US$1,283) as of December 31, 2011 and 2012, respectively. Note 1)	1,283	7,996	5,504
Total liabilities	50,533	314,827	257,711
Commitments and contingencies (Note 18)
Shareholders' equity:
Ordinary shares				3,142	19,575	20,001	3,540	22,053	22,053
Additional paid-in capital	286,608	1,785,597	1,830,882
Treasury stock (nil and 40,800 shares as of December 31,2011 and 2012, respectively)	(18)	(112)	0
Statutory reserves	5,134	31,985	24,647
Accumulated deficit	(73,163)	(455,810)	(555,831)
Accumulated other comprehensive loss	(5,930)	(36,948)	(34,969)
Total shareholders' equity	219,313	1,366,340	1,306,783
Total liabilities and shareholders' equity	$ 269,846	1,681,167	1,564,494

Consolidated Balance Sheets (Parenthetical) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Current liabilities of consolidated VIEs without recourse to the company	$ 43,202	269,152	217,188
Long-term liabilities of consolidated VIEs without recourse to the company	$ 1,283	7,996	5,504
Treasury stock, shares	40,800	40,800	0

Consolidated Statements of Comprehensive Income In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)		Dec. 31, 2012 CNY		Dec. 31, 2011 CNY		Dec. 31, 2010 CNY
Revenues:
Net advertising revenues	$ 97,937	[1]	610,160	[1]	465,824	[1]	204,369	[1]
Paid service revenues	80,391	[1]	500,844	[1]	484,768	[1]	324,326	[1]
Total revenues	178,328	[1]	1,111,004	[1]	950,592	[1]	528,695	[1]
Cost of revenues	(101,330)	[1]	(631,299)	[1]	(554,676)	[1]	(299,423)	[1]
Gross profit	76,998		479,705		395,916		229,272
Operating expenses:
Sales and marketing expenses	(31,627)	[1]	(197,038)	[1]	(164,082)	[1]	(76,152)	[1]
General and administrative expenses	(17,132)	[1]	(106,736)	[1]	(77,078)	[1]	(39,955)	[1]
Technology and product development expenses	(14,654)	[1]	(91,292)	[1]	(69,021)	[1]	(31,012)	[1]
Total operating expenses	(63,413)	[1]	(395,066)	[1]	(310,181)	[1]	(147,119)	[1]
Income from operations	13,585		84,639		85,735		82,153
Other income:
Interest income	5,276		32,869		9,682		582
Foreign currency exchange gain	304		1,897		19,343		313
Others, net	792		4,931		2,861		1,534
Income before tax	19,957		124,336		117,621		84,582
Income tax expense	(2,725)		(16,977)		(15,146)		(10,499)
Net income attributable to Phoenix New Media Limited	17,232		107,359		102,475		74,083
Accretion to convertible redeemable preferred share redemption value	0		0		(773,623)		(206,409)
Income allocation to participating preferred shares	0		0		(6,172)		(33,093)
Net (loss)/income attributable to ordinary shareholders	17,232		107,359		(677,320)		(165,419)
Net income attributable to Phoenix New Media Limited	17,232		107,359		102,475		74,083
Other comprehensive loss, net of tax: foreign currency translation adjustment	(317)		(1,979)		(33,968)		(4,462)
Comprehensive income attributable to Phoenix New Media Limited	16,915		105,380		68,507		69,621
Net (loss)/income attributable to ordinary shareholders	$ 17,232		107,359		(677,320)		(165,419)

[1]	Revenues, cost of revenues and operating expenses include transactions with related parties as follows: 2010 2011 2012 2012 RMB RMB RMB US$ Net advertising revenues 4,824 26,201 35,438 5,688 Paid service revenues 294,027 445,096 429,125 68,879 Cost of revenues (38,800) (73,833) (67,481) (10,831) Sales and marketing expenses (438) (663) (916) (147) General and administrative expenses (617) (1,139) (646) (104) Technology and product development expenses (314) (533) - -

Consolidated Statements of Comprehensive Income (Parenthetical) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Class A ordinary shares [Member]	Dec. 31, 2011 Class A ordinary shares [Member]	Dec. 31, 2010 Class A ordinary shares [Member]
Number of ordinary shares that each ADS represents					8	8	8
Revenues, cost of revenues and operating expenses include transactions with related parties as follows:
Net advertising revenues	$ 5,688	35,438	26,201	4,824
Paid service revenues	68,879	429,125	445,096	294,027
Cost of revenues	(10,831)	(67,481)	(73,833)	(38,800)
Sales and marketing expenses	(147)	(916)	(663)	(438)
General and administrative expenses	(104)	(646)	(1,139)	(617)
Technology and product development expenses	$ 0	0	(533)	(314)

Consolidated Statements of Shareholders' Equity/(Deficit) In Thousands, except Share data	Class A ordinary shares [Member] USD ($)	Class A ordinary shares [Member] CNY	Class B ordinary shares [Member] USD ($)	Class B ordinary shares [Member] CNY	Treasury stock [Member] USD ($)	Treasury stock [Member] CNY	Additional paid-in capital [Member] USD ($)	Additional paid-in capital [Member] CNY	Statutory reserves [Member] USD ($)	Statutory reserves [Member] CNY	Accumulated other comprehensive income/(loss) [Member] USD ($)	Accumulated other comprehensive income/(loss) [Member] CNY	Accumulated deficit [Member] USD ($)	Accumulated deficit [Member] CNY	Total USD ($)	Total CNY
Balance at Dec. 31, 2009		161		22,239		0		7,617		6,317		3,461		(26,198)		13,597
Balance, number of shares at Dec. 31, 2009		2,345,437		320,000,000		0
Share-based compensation		0		0		0		16,561		0		0		0		16,561
Issuance of ordinary shares upon settlement of share-based awards		2,740		0		0		6,852		0		0		0		9,592
Issuance of ordinary shares upon settlement of share-based awards, number of shares		41,151,800		0		0
Shareholders' contribution		0		0		0		2,080		0		0		0		2,080
Appropriation to statutory reserves		0		0		0		0		3,997		0		(3,997)		0
Accretion to series A convertible redeemable preferred shares redemption		0		0		0		(33,110)		0		0		(173,299)		(206,409)
Foreign currency translation adjustment		0		0		0		0		0		(4,462)		0		(4,462)
Net income attributable to Phoenix New Media Limited		0		0		0		0		0		0		74,083		74,083
Balance at Dec. 31, 2010		2,901		22,239		0		0		10,314		(1,001)		(129,411)		(94,958)
Balance, number of shares at Dec. 31, 2010		43,497,237		320,000,000		0
Issuance of ordinary shares upon initial public offering ("IPO"), net of issuance costs		6,984		0		0		853,737		0		0		0		860,721
Issuance of ordinary shares upon initial public offering ("IPO"), net of issuance costs, number of shares		107,321,000		0		0
Conversion of series A convertible redeemable preferred shares upon IPO		8,464		0		0		1,155,342		0		0		0		1,163,806
Conversion of series A convertible redeemable preferred shares upon IPO, number of shares		130,000,000		0		0
Conversion of ordinary shares in the assured entitlement distribution		186		(186)		0		0		0		0		0		0
Conversion of ordinary shares in the assured entitlement distribution, number of shares		2,674,640		(2,674,640)		0
Issuance of restricted shares		1,238		0		0		(1,238)		0		0		0		0
Issuance of restricted shares, number of shares		19,008,200		0		0
Share-based compensation		0		0		0		66,092		0		0		0		66,092
Issuance of ordinary shares upon settlement of share-based awards		228		0		0		414		0		0		0		642
Issuance of ordinary shares upon settlement of share-based awards, number of shares		3,600,000		0		0
Shareholders' contribution related to waiver of short-term loan by Phoenix TV Group		0		0		0		15,596		0		0		0		15,596
Appropriation to statutory reserves		0		0		0		0		14,333		0		(14,333)		0
Accretion to series A convertible redeemable preferred shares redemption		0		0		0		(259,061)		0		0		(514,562)		(773,623)
Foreign currency translation adjustment		0		0		0		0		0		(33,968)		0		(33,968)
Net income attributable to Phoenix New Media Limited		0		0		0		0		0		0		102,475		102,475
Balance at Dec. 31, 2011		20,001		22,053		0		1,830,882		24,647		(34,969)		(555,831)		1,306,783
Balance, number of shares at Dec. 31, 2011		306,101,077		317,325,360		0
Share-based compensation		0		0		0		6,759		0		0		0		6,759
Issuance of ordinary shares upon settlement of share-based awards		723		0		0		(123)		0		0		0		600
Issuance of ordinary shares upon settlement of share-based awards, number of shares		11,456,632		0		0
Repurchase of ordinary shares		0		0		(52,466)		0		0		0		0		(52,466)
Repurchase of ordinary shares, number of shares		0		0		(18,189,560)
Cancellation of repurchased ordinary shares		(1,149)		0		52,354		(51,921)		0		0		0		(716)
Cancellation of repurchased ordinary shares, number of shares		(18,148,760)		0		18,148,760
Appropriation to statutory reserves		0		0		0		0		7,338		0		(7,338)		0
Accretion to series A convertible redeemable preferred shares redemption															0	0
Foreign currency translation adjustment		0		0		0		0		0		(1,979)		0	(317)	(1,979)
Net income attributable to Phoenix New Media Limited		0		0		0		0		0		0		107,359	17,232	107,359
Balance at Dec. 31, 2012	$ 3,142	19,575	$ 3,540	22,053	$ (18)	(112)	$ 286,608	1,785,597	$ 5,134	31,985	$ (5,930)	(36,948)	$ (73,163)	(455,810)	$ 219,313	1,366,340
Balance, number of shares at Dec. 31, 2012	299,408,949		317,325,360		(40,800)

Consolidated Statements of Cash Flows In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Cash flows from operating activities:
Net income attributable to Phoenix New Media Limited	$ 17,232	107,359	102,475	74,083
Adjustments to reconcile net income to net cash provided by operating activities:
Share-based compensation	1,085	6,759	66,092	16,561
Provision for allowance for doubtful accounts	4,158	25,902	11,926	1,049
Depreciation and amortization expense	3,392	21,130	12,292	8,117
Deferred income tax	(895)	(5,573)	(11,318)	1,572
Loss on disposal of property and equipment	78	486	2	50
Foreign currency exchange gain	(304)	(1,897)	(19,343)	(313)
Changes in operating assets and liabilities:
Accounts receivable	(16,820)	(104,792)	(136,980)	(42,774)
Prepayments and other current assets	2,023	12,603	(26,713)	(12,562)
Amounts due from related parties	93	577	(47,901)	(7,791)
Note receivable	0	0	1,150	596
Other non-current assets	(157)	(976)	(9,645)	1,981
Accounts payable	4,355	27,135	66,795	31,469
Advance from customers	(210)	(1,307)	(590)	2,842
Salary and welfare payable	2,971	18,512	19,055	15,947
Taxes payable	696	4,334	25,852	7,931
Amounts due to related parties	(334)	(2,083)	(21,843)	(17,975)
Accrued expenses and other current liabilities	(174)	(1,081)	31,310	2,983
Long-term liabilities	400	2,492	2,021	1,910
Net cash provided by operating activities	17,589	109,580	64,637	85,676
Cash flows from investing activities:
Purchase of property and equipment and intangible assets	(12,774)	(79,583)	(33,477)	(18,059)
Placement of term deposits	(196,113)	(1,221,801)	(1,560,002)	0
Maturity of term deposits	284,492	1,772,414	775,979	0
Cash received from liquidation of PHOENIXi	0	0	14,300	0
Net cash (used in)/provided by investing activities	75,605	471,030	(803,200)	(18,059)
Cash flows from financing activities:
Proceeds from issuance of ordinary shares upon IPO	0	0	893,098	0
Proceeds from exercise of stock options	169	1,050	183	9,997
Repayment to VIEs' legal shareholders	0	0	0	(7,920)
Payment of IPO related expenses	0	0	(30,101)	(1,457)
Repurchase of shares	(8,467)	(52,752)	0	0
Prepayment for share repurchases	(1,350)	(8,408)	0	0
Net cash provided by/(used in) financing activities	(9,648)	(60,110)	863,180	620
Effect of exchange rate changes on cash and cash equivalents	(240)	(1,497)	(14,624)	(4,150)
Net increase in cash and cash equivalents	83,306	519,003	109,993	64,087
Cash and cash equivalents at the beginning of the period	63,749	397,166	287,173	223,086
Cash and cash equivalents at the end of the period	147,055	916,169	397,166	287,173
Supplemental disclosure of cash flow information:
Cash paid during the period for income taxes	2,563	15,968	13,518	3,830
Supplemental disclosure of non-cash investing and financing activities:
Conversion of series A convertible redeemable preferred shares into ordinary shares	0	0	1,163,806	0
Short-term loan waived by Phoenix TV Group	0	0	15,596	0
Issuance of ordinary shares upon vesting of restricted share units	56	348	1,314	0
Purchase of property and equipment and intangible assets included in accounts payable	$ 1,189	7,406	0	0

Organization and Principal Activities	12 Months Ended
Dec. 31, 2012
Organization and Principal Activities [Abstract]
Organization and Principal Activities

1. Organization and Principal Activities

Phoenix New Media Limited (“PNM”, or the “Company”) was incorporated in the Cayman Islands on November 22, 2007 by Phoenix Satellite Television (B.V.I.) Holding Limited (the “Parent”), a subsidiary of Phoenix Satellite Television Holdings Ltd. (the “Phoenix TV”). Phoenix TV, its subsidiaries and variable interest entities (“VIEs”) are collectively referred to as the Phoenix TV Group. As of December 31, 2012, the Company had four subsidiaries, two VIEs for which a subsidiary of the Company is the primary beneficiary, and two subsidiaries of a VIE. The Company, its subsidiaries, VIEs and subsidiaries of one of the VIEs are hereinafter collectively referred to as the “Group”. The Group generates revenues from providing advertising services on its websites and paid services, which include mobile Internet and value-add services (“MIVAS”) and video value-added services (“video VAS”). The VIEs, each of which is owned by two People’s Republic of China (“PRC”) citizens, hold the necessary licenses and approvals to operate Internet-related businesses in the PRC. In addition, the VIEs are in the process of applying for certain licenses for the operations of their businesses, including Internet audio-visual program transmission license and Internet news license.

The details of the subsidiaries, VIEs and the subsidiaries of one of the VIEs as of December 31, 2012 are set out below:

			Percentage
			of Direct or
			Indirect
	Place of	Date of	Economic	Principal
Name	Incorporation	Incorporation	Ownership	Activity
Direct subsidiaries:
Phoenix Satellite Television Information Limited	British Virgin Islands (“BVI”)	September 1, 1999	100%	Investment holding
Phoenix New Media (Hong Kong) Company Limited	Hong Kong	February 24, 2011	100%	Advertising
Indirect subsidiaries:
Fenghuang On-line (Beijing) Information Technology Co., Ltd. (“Fenghuang On-line”)	PRC	December 20, 2005	100%	Technical consulting
Beijing Fenghuang Yutian Software Technology Co., Ltd. (“Fenghuang Yutian”)	PRC	June 15, 2012	100%	Software development
Variable interest entities (“VIEs”):
Beijing Tianying Jiuzhou Network Technology Co., Ltd. (“Tianying Jiuzhou”)	PRC	April 18, 2000	100%	Advertising, MIVAS and video VAS
Yifeng Lianhe (Beijing) Technology Co., Ltd. (“Yifeng Lianhe”)	PRC	June 16, 2006	100%	MIVAS
Direct subsidiaries of Tianying Jiuzhou:
Beijing Tianying Chuangzhi Advertising Co., Ltd. (“Tianying Chuangzhi”)	PRC	February 8, 2010	100%	Advertising
Beijing Jirong Wenhua Culture Communication Co., Ltd. (“Jirong Wenhua”)	PRC	June 1, 2012	100%	Publishing

Prior to May 2008, the Group’s business was operated by Phoenix Satellite Television Information Limited (the “BVI Company”) and its subsidiaries, which were ultimately owned by Phoenix TV.

In May 2008, the Group undertook a restructuring and reorganization (the “Reorganization”). The Company issued 319,999,999 ordinary shares to the Parent in exchange for all the shares of the BVI Company held by the Parent. As a result, the BVI Company became a wholly owned subsidiary of the Company, thereby, completing the Reorganization.

In order to comply with Chinese laws and regulations that prohibit or restrict foreign ownership of companies that operate Internet content and advertising businesses, for the periods presented prior to December 31, 2009, Fenghuang On-line has entered into technical service agreement (“Service Agreement”) with Tianying Jiuzhou, the PRC legal entity that has the licenses to operate such businesses, and was effectively absorbing the majority of Tianying Jiuzhou’s residual returns and expected losses.

The paid-in capital of Yifeng Lianhe, which also has licenses to operate Internet content businesses in PRC, was loaned by Tianying Jiuzhou. Through the aforementioned activities, Tianying Jiuzhou and Yifeng Lianhe are considered VIEs in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”). Fenghuang On-line is entitled to substantially all the economic risks and rewards associated with Tianying Jiuzhou and Yifeng Lianhe, and is the primary beneficiary of these entities. On December 31, 2009, a series of agreements (the “Contractual Agreements”) were entered into among Fenghuang On-line, Tianying Jiuzhou, Yifeng Lianhe and the VIEs’ legal shareholders. Fenghuang On-line also repaid the paid-in-capital of Tianying Jiuzhou to its legal shareholders amounted to RMB7.9 million upon entering into the Contractual Agreements.

Voting Right Entrustment Agreements

Pursuant to the voting right entrustment agreements among the VIEs, their legal shareholders and Fenghuang On-line, each legal shareholder of the VIEs has agreed to grant a person designated by Fenghuang On-line the right to exercise their rights as shareholders, including all voting rights, as well as rights to attend and propose the convening of shareholder meetings. Unless otherwise required by law, the voting right entrustment agreements will remain in effect indefinitely unless both parties agree to terminate the agreement in writing, or unless Fenghuang On-line decides in its discretion to terminate the relevant agreement.

Exclusive Equity Option Agreements

Under the exclusive equity option agreement among the VIEs, their legal shareholders and Fenghuang On-line, the legal shareholders of the VIEs irrevocably granted Fenghuang On-line or its designated person an irrevocable, unconditional and exclusive option to purchase, to the extent permitted by applicable PRC laws, all of the equity interest in the VIEs from the legal shareholders. The purchase price for the entire equity interest is to be calculated based on the paid-up amount of the relevant equity interest or the minimum price permitted by applicable PRC laws. The exclusive equity option agreement will remain in effect until all of the equity interests in the VIEs have been duly transferred to Fenghuang On-line or its designated representative.

Loan Agreements

Pursuant to the loan agreements among Fenghuang On-line and the VIEs’ legal shareholders, Fenghuang On-line granted interest-free loans to the legal shareholders of the VIEs in the amount that is equal to their respective capital contribution in the VIEs. The loans can be repaid only with proceeds from the sale of all of the respective shareholder’s equity interests in the applicable VIE to Fenghuang On-line or its designated representatives pursuant to the applicable exclusive equity option agreement. The term of each loan is ten years, and may be extended upon mutual agreement of the parties.

Equity Pledge Agreements

Under the equity pledge agreement among the VIEs, their legal shareholders and Fenghuang On-line, the legal shareholders of the VIEs have pledged their respective equity interests in the VIEs to Fenghuang On-line to secure the performance of the obligations of the VIEs and their legal shareholders under the applicable exclusive technical licensing and services agreement, voting right entrustment agreement, exclusive equity option agreement and loan agreement. The equity pledge agreements will remain in effect until the secured obligations have been fully performed by the VIEs or released by Fenghuang On-line.

Exclusive Technical Licensing and Service Agreements

Under the exclusive technical licensing and service agreements between Fenghuang On-line and each of the VIEs, Fenghuang On-line has the exclusive right to provide technical and consulting services to the VIEs, including developing and upgrading various software, developing system technology, maintaining operational hardware and providing various training and consulting services, among other services. The VIEs have agreed to pay a service fee to Fenghuang On-line equal to a certain percentage of their respective annual revenues plus a special service fee for certain services rendered by Fenghuang On-line at the request of the VIEs. The technical service agreements also transfer all of the economic benefit of intellectual property created by the VIEs to Fenghuang On-line. Each exclusive technical services agreement will remain in effect indefinitely and can be terminated only by Fenghuang On-line unless otherwise required by law.

The Group has evaluated the relationship among the Company, Fenghuang On-line and the VIEs in accordance with U.S. GAAP. Pursuant to the voting right entrustment agreements, the Company has obtained power, as granted to the legal shareholders by the applicable PRC law and under the articles of association of the VIEs, to direct all significant activities of the VIEs, which include but are not limited to budgeting, financing, and making other strategic and operational decisions, and will significantly impact the VIEs’ economic performance. Pursuant to the exclusive technical licensing and service agreements and other agreements, the Company has the right to receive benefits of the VIEs in the form of technical service fees, which could potentially be significant to the VIEs’ net income. In addition, the Company has right to receive all the residual assets of the VIEs through exercise of the exclusive equity option agreements. As a result, the Company, through Fenghuang On-line, is considered the primary beneficiary of the VIEs and therefore includes the VIEs’ assets, liabilities and operating results in its consolidated financial statements. With the Contractual Agreements with the VIEs, the Company has power to direct activities of the VIEs, and can freely have assets transferred out of the VIEs without any restrictions. Only the registered capital and PRC statutory reserves of the VIEs amounted to RMB25.0 million (US$4.0 million) as of December 31, 2012 can be used to solely settle obligations of the VIEs. As both the consolidated VIEs are incorporated as limited liability companies under the PRC Company Law, the creditors of the VIEs’ liabilities do not have recourse to the general credit of the Company. The amounts of the consolidated VIEs without recourse to the Company disclosed on the face of the consolidated balance sheets have excluded the amounts due to inter-company entities.

The following tables set forth the assets, liabilities, results of operations and cash flows of the consolidated VIEs:

	As of December 31,
	2011	2012	2012
	RMB	RMB	US$
Current assets	433,304	613,359	98,451
Non-current assets	31,449	50,442	8,096
Total assets	464,753	663,801	106,547
Accounts payable	120,803	150,367	24,136
Amounts due to related parties	921	2,167	348
Amounts due to inter-company entities	189,078	314,966	50,556
Advances from customers	6,845	5,335	856
Taxes payable	24,733	29,605	4,752
Salary and welfare payable	36,027	49,199	7,897
Accrued expenses and other current liabilities	27,859	32,479	5,213
Current liabilities	406,266	584,118	93,758
Non-current liabilities	5,504	7,996	1,283
Total liabilities	411,770	592,114	95,041

	For the Years Ended December 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$
Revenues	515,649	939,954	1,105,053	177,373
Net income/(loss)	19,473	(6,757)	16,359	2,626

	For the Years Ended December 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$
Net cash provided by operating activities	78,554	46,032	118,870	19,080
Net cash used in investing activities	(5,440)	(16,144)	(29,578)	(4,748)
Net cash used in financing activities	(7,920)	(4,066)	—	—

As of December 31, 2012, the total assets for the consolidated VIEs mainly comprised of cash and cash equivalents, accounts receivable, prepayment and other current assets, amounts due from related parties and property and equipment, there was no pledge or collateralization of these assets. As of December 31, 2012, the total liabilities for the consolidated VIEs mainly comprised accounts payable, amounts due to related parties, amounts due to inter-company entities, advances from customers, salary and welfare payable, taxes payable and accrued expenses and other current liabilities. The inter-company technical services fees charged by other entities of the Group to the consolidated VIEs were included in the net income/(loss) of the consolidated VIEs amounted to RMB114.5 million, RMB192.6 million and RMB186.0 million (US$29.9 million) for the years ended December 31, 2010, 2011 and 2012, respectively. The balances and transactions of the consolidated VIEs were reflected in the Company’s consolidated financial statements with inter-company transactions eliminated.

Currently there is no contractual arrangement that could require the Company to provide additional financial support to the VIEs. As the Company is conducting its Internet-related business mainly through the VIEs, the Company may provide such support on a discretional basis in the future, which could expose the Company to a loss.

It is possible that the Company’s operation of certain of its operations and businesses through VIEs could be found by PRC authorities to be in violation of PRC laws and regulations prohibiting or restricting foreign ownership of companies that engage in such operations and businesses. If such a finding were made, regulatory authorities with jurisdiction over the licensing and operation of such operations businesses would have broad discretion in dealing with such a violation, including levying fines, confiscating the Company’s income, revoking the business or operating licenses of the affected businesses, requiring the Company to restructure its ownership structure or operations, or requiring the Company to discontinue all or any portion of its operations. Any of these actions could cause significant disruption to the Company’s business operations, and have a materially adverse impact on the Company’s cash flows, financial position and operating performance. The Company’s management considers the possibility of such a finding by PRC regulatory authorities to be remote.

In addition, it is possible that the contracts with the Company, the Company’s VIEs and shareholders of its VIEs would not be enforceable in China if PRC government authorities or courts were to find that such contracts contravene PRC laws and regulations or are otherwise not enforceable for public policy reasons. In the event that the Company was unable to enforce these contractual arrangements, the Company would not be able to exert effective control over the affected VIEs. Consequently, such VIE’s results of operations, assets and liabilities would not be included in the Company’s consolidated financial statements. If such were the case, the Company’s cash flows, financial position and operating performance would be materially adversely affected. The Company’s contractual arrangements with respect to its consolidated VIEs are approved and in place. The Company’s management believes that such contracts are enforceable, and considers the possibility remote that PRC regulatory authorities with jurisdiction over the Company’s operations and contractual relationships would find the contracts to be unenforceable.

There is no entity in the Group for which the Company has variable interest but is not the primary beneficiary as of December 31, 2012.

Principal Accounting Policies	12 Months Ended
Dec. 31, 2012
Principal Accounting Policies [Abstract]
Principal Accounting Policies

2. Principal Accounting Policies

(a) Basis of presentation, principles of consolidation and cost allocations

The consolidated financial statements include the financial statements of the Company, its subsidiaries, its VIEs, and the subsidiaries of one of its VIEs prepared on a going concern basis. All significant transactions and balances among the Company, its subsidiaries, its VIEs and the subsidiaries of the VIE have been eliminated upon consolidation. Based on the Contractual Arrangements (see Note 1), the Company consolidates the VIEs as required by Accounting Standards Codification (“ASC”) 810 Consolidation, because Fenghuang On-line holds all the variable interests of the VIEs and has been determined to be the primary beneficiary of the VIEs. The consolidated financial statements of the Company are prepared in accordance with U.S. GAAP.

The Reorganization as described in Note 1 has been accounted for on a carryover basis as a reorganization of businesses under common control in a manner similar to a pooling of interests.

The Group and Phoenix TV Group have engaged in various mutual cooperation activities in content, branding and promotions, technical support and corporate management. There was no payment for these arrangements until November 2009, when the Group entered into a cooperation agreement with Phoenix TV which stipulates the costs and expenses charged to the Group related to content and other services provided by Phoenix TV Group (See Note 18(a)). The agreement was effective as of January 1, 2010. Accordingly, the related costs and expenses were recorded by the Group based on the cooperation agreement for the years ended December 31, 2010, 2011 and 2012.

Apart from the above cooperation agreement, Phoenix TV Group also paid certain expenses on the behalf of the Group, such as technical support services, data line usage and other general and administrative expenses, which the Group needed to settle with Phoenix TV Group based on the actual amount, and were recorded in the consolidated statements of comprehensive income.

(b) Use of estimates

The preparation of the Group’s consolidated financial statements in conformity with the U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ materially from such estimates. These estimates and assumptions include, but are not limited to, the accounting for advertising and paid service revenues, the determination of estimated selling prices of multiple elements revenues contract, accounting for income taxes and uncertain tax positions, allowances for doubtful accounts, share-based compensation, consolidation, determination of the estimated useful lives of property and equipment and intangible assets, assessment of impairment of long-lived assets, determination of the fair value of financial instruments, determination of the fair value of series A convertible redeemable preferred shares and foreign currency represent critical accounting policies that reflect the more significant judgments and estimates used in the preparation of its consolidated financial statements.

(c) Foreign currency translation

The Group uses Renminbi (“RMB”) as its reporting currency. The functional currency of the Company and its subsidiary incorporated in the BVI is United States dollar (“US$”), its subsidiary incorporated in Hong Kong is Hong Kong dollar (“HK$”), while the functional currency of the other entities in the Group is RMB. In the consolidated financial statements, the financial information of the Company and its subsidiaries, which use US$ or HK$ as their functional currency, have been translated into RMB at the exchange rates quoted by the People’s Bank of China (the “PBOC”). Assets and liabilities are translated at the exchange rates on the balance sheet date, equity amounts are translated at historical exchange rates, and revenues, expenses, gains, and losses are translated using the average rate for the period. Translation adjustments arising from these are reported as foreign currency translation adjustments and have been shown as a component of other comprehensive loss in the consolidated statement of shareholders’ equity/(deficit) and the consolidated statements of comprehensive income.

Foreign currency transactions denominated in currencies other than functional currency are translated into the functional currency using the exchange rates prevailing at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies at the balance sheet date are remeasured at the applicable rates of exchange in effect at that date. Foreign exchange gains and losses resulting from the settlement of such transactions and from remeasurement at period-end are recognized in foreign currency exchange gain or loss in the consolidated statements of comprehensive income.

(d) Convenience translation

Translations of amounts from RMB into US$ for the convenience of the reader were calculated at the noon buying rate of US$1.00 = RMB6.2301 on December 31, 2012 as set forth in the H.10 statistical release of the U.S. Federal Reserve Board. No representation is made that the RMB amounts could have been, or could be, converted into US$ at such rate.

(e) Fair value of financial instruments

The Group’s financial instruments include cash equivalents, term deposits, accounts receivable, amounts due from related parties, prepayment and other current assets, accounts payable, amounts due to related parties, advances from customers, salary and welfare payable, accrued expense and other current liabilities and other non-current assets. On January 1, 2008, the Group adopted the U.S. GAAP guidance on ‘‘Fair Value Measurements’’. Refer to Note 15 for details.

(f) Cash and cash equivalents

Cash and cash equivalents represent cash on hand, demand deposits, time deposits and highly liquid investments placed with banks or other financial institutions, which are unrestricted as to withdrawal or use, and which have original maturities of three months or less.

(g) Term deposits

Term deposits represent time deposits placed with banks with original maturities of more than three months and up to one year. Interest earned is recorded as interest income in the consolidated statements of comprehensive income.

(h) Accounts receivable, net

The carrying value of accounts receivable is reduced by an allowance that reflects the Group’s best estimate of the amounts that will not be collected. Many factors are considered in estimating the general allowance, including but not limited to reviewing accounts receivable balances, historical bad debt rates, aging analysis, customer credit worthiness and industry trend analysis. The Group also makes the specific allowance if there is evidence showing that the receivable is unlikely to be collected. Accounts receivable balances are written off against the allowance when they are determined to be uncollectible. Refer to Note 4 for details.

(i) Property and equipment, net

Property and equipment are stated at cost less accumulated depreciation and impairment. Property and equipment are depreciated over the following estimated useful lives on a straight-line basis:

Estimated useful lives
Computer, equipment and furniture	5 years
Motor vehicles	5 years
Leasehold improvements	Lesser of lease terms or the estimated useful lives of the assets

Expenditures for maintenance and repairs are expensed as incurred. The gain or loss on the disposal of property and equipment is the difference between the net sales proceeds and the carrying amount of the relevant assets and is recognized in the consolidated statements of comprehensive income.

(j) Intangible assets, net

Intangible assets mainly consist of computer software purchased from unrelated third parties and an Internet domain name. Intangible assets are stated at cost less impairment and accumulated amortization, which is computed using the straight-line method over the estimated useful lives of the assets. The estimated useful lives are 5 years for computer software, and 10 years for the Internet domain name.

(k) Impairment of long-lived assets

Long-lived assets such as property and equipment and intangible assets are reviewed for impairment whenever events or changes in the circumstances indicate that the carrying value of an asset may not be recoverable. When these events occur, the Group assesses the recoverability of the long-lived assets by comparing the carrying amount to the estimated future undiscounted cash flows associated from the use of the asset and its eventual disposition, and recognize an impairment of long-lived assets when the carrying value of such assets exceeds the estimated future undiscounted cash flows such assets is expected to generate. If the Group identifies an impairment, the Group reduces the carrying amount of the assets group to its estimated fair value based on a discounted cash flow approach or, when available and appropriate, to comparable market values. No impairment of long-lived assets was recognized for any of the periods presented.

(l) Revenue recognition

Revenue is recognized when persuasive evidence of an arrangement exists, the price is fixed or determinable, service is performed and the collectability of the related fee is reasonably assured. In October 2009, the Financial Accounting Standards Board (the ‘‘FASB’’) issued Accounting Standards Update (“ASU”) 2009-13, Multiple Deliverable Revenue Arrangements, to address the accounting for multiple-deliverable arrangements. ASU 2009-13 is effective prospectively in fiscal years beginning upon or after June 15, 2010, and early adoption is permitted. The Group has elected early adoption ASU 2009-13 through a retrospective application to all revenue arrangements for all periods presented of the financial statements.

(i)         Net advertising revenues

Advertising revenues are derived principally from advertising arrangements where the advertisers pay to place their advertisements on the Group’s website in different formats over a particular period of time. Such formats generally include but are not limited to banners, text-links, videos, logos, buttons, and rich media. Advertisements on the Group’s website are generally charged on the basis of duration, and advertising contracts are signed to establish the fixed price and the advertising services to be provided. Where collectability is reasonably assured, advertising revenues from advertising contracts are recognized ratably over the contract period of display.

The majority of the Group’s advertising revenue arrangements involve multiple element deliverables, including placements of different advertisement formats on the Group’s website over different periods of time. The Group breaks down the multiple element arrangements into single units of accounting when possible, and allocates total consideration to each single unit of accounting using the relative selling price method. The Group mainly uses (a) vendor-specific objective evidence of selling price, if it exists; otherwise, (b) third-party evidence of selling price. If neither (a) nor (b) exists, the Group will use (c) management’s best estimate of the selling price for that deliverable. The Group recognizes revenue on the elements delivered and defers the recognition of revenue for the fair value of the undelivered elements until the remaining obligations have been satisfied. Where all of the elements within an arrangement are delivered uniformly over the agreement period, the revenues are recognized on a straight line basis over the contract period.

Agency service fees to third-party advertising agencies

The Group provides cash incentives in the form of agency service fees to certain third-party advertising agencies based on sales performance, and accounts for such incentives as a reduction of revenue in accordance with ASC 605-50-25, Customer Payments and Incentives: Recognition. The Group has estimated and recorded RMB26.9 million, RMB49.1 million and RMB77.7 million (US$12.5 million) in agency service fees to third-party advertising agencies for the years ended December 31, 2010, 2011 and 2012, respectively.

Barter transactions

The Group enters into barter transaction involving advertising services and follows ASC 605-20, Revenue Recognition: Services. Such barter transactions should be recorded at fair value only if such value of the advertising surrendered in the transaction is determinable within reasonable limits. The Group did not recognize revenue and expenses for advertising-for-advertising barter transactions since the fair value of the advertising services surrendered/received in the transaction is not determinable for the years ended December 31, 2010, 2011 and 2012. Except for advertising-for-advertising barter transactions, the Group recognized revenue from barter transactions involving exchanging advertising services for content, technical and marketing services amounted to nil, RMB2.3 million and RMB2.3 million (US$0.4 million) for the years ended December 31, 2010, 2011 and 2012, respectively.

(ii)       Paid service revenues

Paid service revenues comprise of MIVAS and video VAS.

MIVAS

MIVAS revenues are derived from providing mobile phone users with digital reading services, mobile game services, wireless value-added services (“WVAS”). WVAS include short messaging services (“SMS”), multi-media messaging services (“MMS”), music services such as ring-back tone (“RBT”), interactive voice response (“IVR”) and wireless application protocol (“WAP”) services. Revenues from digital reading services, mobile game services and WVAS are charged on a monthly or per-usage basis. MIVAS revenues also include revenues from Internet value-added services (“Internet VAS”), which mainly consisted of web-based games which are played over the Internet using a Web browser. Revenues from MIVAS are recognized in the period in which the service is performed, provided that no significant obligation remains, collection of the receivables is reasonably assured and the amounts can be accurately estimated.

The Group contracts with China Mobile Communication Corporation and its subsidiaries (“CMCC”), and to a lesser degree, with other mobile operators, for billing, collection and transmission services related to the MIVAS offered to its users. The determination of whether to record these revenues using the gross or net method is based on an assessment of various factors; the primary factors are whether the Group is acting as the principal in offering services to the customer or as an agent in the transaction, and the specific requirement of each contract. CMCC and its subsidiaries are related parties of the Group, see Note 19.

For most of mobile game services and WVAS, the Group is responsible to provide desired services to the customers and has reasonable latitude to establish price, therefore the Group is considered the primary obligor in these transactions, and revenues from these services are recorded on a gross basis. Revenues from digital reading services and music services are recorded on a net basis as the Group is acting as an agent of operators in these transactions.

Due to the time lag between when the services are rendered and when the operator billing statements are received, most MIVAS revenues are estimated based on the Group’s internal billing records and transmissions for the month, adjusting for prior periods’ confirmation rates with operators and prior periods’ discrepancies between internally estimated revenues and actual revenues confirmed by operators. There was no significant difference between the Group’s estimates and the operators’ billing statements for all the periods presented.

The Group also contracts with CMCC to provide news contents and other services to support CMCC’s own mobile newspaper products. A fixed fee is charged for the contract period, and is recognized as revenue using straight-line method.

For web-based game services, all of the web-based games provided on the Group's platform are developed by third-party game developers and can be accessed and played by game players without downloading separate software. The Group primarily views the game developers to be its customers and considers its responsibility under its agreements with the game developers to be promotion of the game developers' games. The Group collects payments from game players in connection with the sale of in-game virtual currencies and remits certain agreed-upon percentages of the proceeds to the game developers. Revenue from the sale of in-game virtual currency is recorded net of remittances to game developers and deferred until the estimated consumption date of the virtual items, which is within a short period of time, typically a few days, after purchase of the in-game virtual currency.

Video VAS

The Group provides video programming such as documentaries, news clips and features edited and produced by the Group to the customers through its online subscription and pay-per-view video services or through its mobile subscription and pay-per-view video services. Such revenues are recognized evenly in the subscription period, or in the period in which pay-per-view service is provided, provided no significant obligation remains, collection of the receivables is reasonably assured and the amounts can be accurately estimated.

The Group contracts with CMCC and other mobile operators for billing, collection and transmission services related to the mobile video services. Revenues from mobile video services are recorded on a net basis as the operators are considered primary obligor in the transaction.

The Group also generates revenues from video content sales agreements for television programming produced by Phoenix TV Group. The video content sales agreements the Group enters into involve the transfer of non-exclusive broadcasting rights to other third-party websites or other Internet and mobile media companies for a definitive license period. In accordance with ASC 926-605, Entertainment-Films, Revenue Recognition, the Group recognizes revenues in respect of its video content sales arrangements when the following criteria are met: persuasive evidence of a video content sales arrangement with a customer exists, the content has been delivered or is available for immediate and unconditional delivery, the sublicense period of the arrangement has begun and the customer can begin its exhibition, the arrangement fee is fixed or determinable and collection of the arrangement fee is reasonably assured. Pursuant to the cooperation agreement signed with Phoenix TV, the Group pays Phoenix TV 50% of the revenues generated from sales of Phoenix TV’s video content, which is recorded in cost of revenues. Refer to Note 18(a) for details.

(m) Cost of revenues

The Group’s cost of revenues consists primarily of (i) revenue sharing fees, including service fees retained by mobile telecommunications operators which are recognized as cost of revenues for revenues recorded on gross basis and revenue sharing fees paid to the Group’s channel and content partners, (ii) content and operational costs, including salary expenses associated with content production and certain advertisement sales support personnel, content procurement costs to third-party professional media companies and to Phoenix TV, administrative costs related to in-house content production, channel testing costs, rental cost, depreciation and other operating costs, (iii) bandwidth costs, and (iv) sales taxes and surcharges, sales taxes include business tax and value added tax.

Business tax is imposed by the Chinese government on the revenues the Group report for the provision of taxable services, transfer of intangible assets and the sale of immovable properties. The business tax rate varies depending on the nature of the revenues. The Group is also subject to cultural development fee on the provision of advertising services in China. As a result of the Group’s current structure in the PRC, the Group’s revenues are subject to business tax and surcharge more than once. Before September 1, 2012, the VIEs’ advertising revenues earned from external customers are subject to business tax, surcharges and cultural development fees ranging from 8.5% to 8.6%. The VIEs’ paid service revenues earned from external customers are subject to business tax and surcharges ranging from 3.4% to 5.6%. Additionally, the technical service fees paid by the VIEs to Fenghuang On-line pursuant to the Contractual Agreements are subject to business tax and surcharges of 5.6%.

On November 16, 2011, Ministry of Finance and the State Administration of Taxation announced the Business Tax to Value Added Tax Transformation Pilot Program, or the VAT Pilot Program. Productive service industries, such as the transportation industry and certain modern services industries, were the first in the pilot regions to implement the VAT Pilot Program. The implementation of the VAT Pilot Program began on January 1, 2012 in Shanghai and on September 1, 2012 in Beijing, and was then expanded to seven other provinces and municipalities by the end of 2012. As a result of the VAT Pilot Program, the advertising revenues and other modern service revenues, such as web-based game service revenues and technical service fees, earned by the Group’s entities located in Beijing are subject to value-added tax at a rate of 6%.

The sales taxes and surcharges in cost of revenues for the years ended December 31, 2010, 2011 and 2012 were RMB28.3 million, RMB59.5 million and RMB72.1 million (US$11.6 million), respectively.

(n) Sales and marketing expenses

Sales and marketing expenses comprise primarily of: (i) sales commissions as well as administrative and operating expenses related to the sales and marketing personnel; (ii) advertising and promotion expenses; and (iii) rental expense, depreciation and amortization expenses. The Group expenses advertising costs as incurred. Total advertising expenses were RMB10.6 million, RMB17.5 million and RMB31.1 million (US$5.0 million) for the years ended December 31, 2010, 2011 and 2012, respectively.

(o) Technology and product development expenses

Technology and product development expenses mainly consist of: (i) personnel-related expenses associated with the development of, enhancement to, and maintenance of the Group’s websites; (ii) expenses associated with new technology and product development and enhancement; and (iii) rental expense and depreciation of servers. The Group expenses technology and product development expenses as incurred for all the periods presented.

(p) Operating leases

Leases where substantially all the rewards and risks of ownership of assets remain with the leaser are accounted for as operating leases. Payments made under operating leases are charged to the consolidated statements of comprehensive income on a straight-line basis over the lease term. The Group normalizes rental expense on operating leases that involve rent concessions.

(q) Share-based compensation

The Company has incentive plans for the granting of share-based awards, including share options, restricted shares and restricted share units. The Company measures the cost of employee services received in exchange for share-based compensation at the grant date fair value of the award. The Company recognizes the share-based compensation as costs and/or expenses in the consolidated statements of comprehensive income, net of estimated forfeitures, on a graded-vesting basis over the vesting term of the awards.

Cancellation of an award accompanied by the grant of a replacement award is accounted for as a modification of the terms of the cancelled award (“modification awards”). The compensation costs associated with the modification awards are recognized if either the original vesting condition or the new vesting condition has been achieved. Such compensation costs cannot be less than the grant-date fair value of the original award. The incremental compensation cost is measured as the excess of the fair value of the replacement award over the fair value of the cancelled award at the cancellation date. Therefore, in relation to the modification awards, the Company recognizes share-based compensation over the vesting periods of the new awards, which comprises (i) the amortization of the incremental portion of share-based compensation over the remaining vesting term and (ii) any unrecognized compensation cost of original award, using either the original term or the new term, whichever is higher for each reporting period.

The Company adopts the Black-Scholes option pricing model to determine the fair value of share options, and determined the fair value of restricted share and restricted share units based on the fair value of the underlying ordinary shares at the grant date considering the dilutive effect of restricted share and restricted share units.

Forfeiture rate are estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from initial estimates. The Group uses historical data to estimate pre-vesting option and restricted share units forfeitures and record stock-based compensation expense only for those awards that are expected to vest. Refer to Note 14 for further information regarding share-based compensation assumptions and expenses.

(r) Income taxes

Current income taxes are provided on the basis of net income for financial reporting purposes, adjusted for income and expense items which are not assessable or deductible for income tax purposes, in accordance with the regulations of the relevant tax jurisdictions. Deferred income taxes are provided using an asset and liability method. Under this method, deferred income taxes are recognized for the tax consequences of temporary differences by applying enacted statutory rates applicable to future years to differences between the financial statement carrying amounts and the tax bases of existing assets and liabilities. The tax base of an asset or liability is the amount attributed to that asset or liability for tax purpose. The effect on deferred taxes of a change in tax rates is recognized in the consolidated statements of comprehensive income in the period of change. A valuation allowance is provided to reduce the amount of deferred tax assets if it is considered more likely than not that some portion of, or all of the deferred tax assets will not be realized.

Uncertain tax positions

The Group adopted the provisions of ASC 740-10, Income Taxes: Overall, on January 1, 2007, which clarified the accounting for uncertainty in income taxes by prescribing the recognition and measurement thresholds a tax position is required to meet before being recognized in the financial statements. The guidance prescribes a more likely than not threshold for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. Significant judgment is required in evaluating the Group’s uncertain tax positions and determining its provision for income taxes. Refer to Note 11 for details of the Group’s tax positions.

(s) Employee social security and welfare benefits

Full-time employees of the Group in the PRC are entitled to staff welfare benefits including pension, work-related injury benefits, maternity insurance, medical insurance, unemployment benefit and housing fund plans through a PRC government-mandated multi-employer defined contribution plan. The Group is required to accrue for these benefits based on certain percentages of the employees’ salaries, up to a maximum amount specified by the local government. The Group is required to make contributions to the plans out of the amounts accrued. The PRC government is responsible for the medical benefits and the pension liability to be paid to these employees and the Group’s obligations are limited to the amounts contributed. Employee social benefits included as expenses in the accompanying consolidated statements of comprehensive income were RMB17.9 million, RMB31.7 million and RMB47.2 million (US$7.6 million) for the years ended December 31, 2010, 2011 and 2012, respectively.

(t) Statutory reserves

In accordance with the laws applicable to China’s Foreign Investment Enterprises, those of the Company’s China-based subsidiaries that are considered under PRC law to be a wholly foreign-owned enterprise are required to make appropriations from their after-tax profit (as determined under the Accounting Standards for Business Enterprises as promulgated by the Ministry of Finance of the People’s Republic of China (“PRC GAAP”)) to non-distributable reserve funds including (i) general reserve fund, (ii) enterprise expansion fund and (iii) staff bonus and welfare fund. The appropriation to the general reserve fund must be at least 10% of the after-tax profits calculated in accordance with PRC GAAP. Appropriation is not required if the general reserve fund has reached 50% of the registered capital of the respective company. Appropriations to the other two reserve funds are at the respective companies’ discretion.

In accordance with the China Company Laws, those of the Company’s China-based subsidiaries that are considered under PRC law to be domestically funded enterprises, as well as the Company’s VIEs are required to make appropriations from their after-tax profit (as determined under PRC GAAP) to non-distributable reserve funds including (i) statutory surplus fund and (ii) discretionary surplus fund. The appropriation to the statutory surplus fund must be at least 10% of the after-tax profits calculated in accordance with PRC GAAP. Appropriation is not required if the statutory surplus fund has reached 50% of the registered capital of the respective company. Appropriation to the discretionary surplus fund is at the discretion of the respective company.

General reserve fund and statutory surplus fund are restricted for set off against losses, expansion of production and operation or increase in register capital of the respective company. The Group has made appropriations of RMB4.0 million, RMB14.3 million and RMB7.3 million (US$1.2 million) to these funds for the years ended December 31, 2010, 2011 and 2012, respectively.

(u) Related parties

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also considered to be related if they are subject to common control or significant influence, such as a family member or relative, shareholder, or a related corporation.

(v) Dividends

Dividends are recognized when declared. No dividends were declared for the years ended December 31, 2010 and 2011 and 2012, respectively. The Group does not have any present plan to pay dividends on ordinary shares in the foreseeable future. The Group currently intends to retain the available funds and future earnings to operate and expand its business.

(w) Net (loss)/income per share

The Company computes net (loss)/income per Class A and Class B ordinary share in accordance with ASC 260-10, Earnings Per Share: Overall, using the two class method. Under the two-class method, net income is allocated between ordinary shares and other participating securities based on their participating rights. Net losses are not allocated to other participating securities if based on their contractual terms they are not obligated to share in the losses.

Basic net (loss)/income per share is computed by dividing net (loss)/income attributable to ordinary shareholders, considering the accretion of redemption feature and amortization of beneficial conversion feature related to its convertible redeemable preferred shares (see Note 12), by the weighted average number of ordinary shares and contingently issuable shares outstanding during the period except that it does not include unvested restricted shares and repurchased ordinary shares subject to cancellation.

The liquidation and dividend rights of the holders of the Company’s Class A and Class B ordinary shares are identical, except with respect to voting. As a result, and in accordance with ASC 260-10, the undistributed earnings for each year are allocated based on the contractual participation rights of the Class A and Class B ordinary shares. As the liquidation and dividend rights are identical, the net (loss)/income are allocated on a proportionate basis.

Diluted net (loss)/income per share is calculated by dividing net (loss)/income attributable to ordinary shareholders, as adjusted for the effect of dilutive potential ordinary shares, if any, by the weighted average number of ordinary shares outstanding and dilutive potential ordinary shares during the period. Potential ordinary shares are excluded in the denominator of the diluted net (loss)/income per share calculation if their effects would be anti-dilutive. Potential ordinary shares consist of ordinary shares issuable upon the conversion of the series A convertible redeemable preferred shares using the if-converted method, and ordinary shares issuable upon the exercise of share options and the vesting of restricted share units and restricted shares using the treasury stock method.

(x) Treasury stock

The Company accounted for those shares repurchased as treasury stock at cost in accordance with ASC 505-30, Treasury Stock, and is shown separately in the shareholders’ equity as the Company has not yet decided on the ultimate disposition of those shares acquired. When the Company decides to cancel the treasury stock, the difference between the original issuance price and the repurchase price is debited into additional paid-in capital. Refer to Note 17 for details.

(y) Comprehensive income

Comprehensive income is defined as the change in equity of the Group during a period arising from transactions and other events and circumstances excluding transactions resulting from investments by shareholders and distributions to shareholders. Comprehensive income is reported in the consolidated statements of comprehensive income. Accumulated other comprehensive loss, as presented on the Group’s consolidated balance sheets, includes the foreign currency translation adjustment.

(z) Segment reporting

Based on the criteria established by ASC 280, Segment Reporting, the Group’s chief operating decision maker has been identified as the Chief Executive Officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Group. The Group has internal reporting of cost and expenses that does not distinguish between segments, and reports costs and expenses by nature as a whole. The Group does not distinguish between markets or segments for the purpose of internal reporting. Hence, the Group has only one operating segment. As the Group’s long-lived assets and revenue are substantially located in and derived from the PRC, no geographical segments are presented.

(aa) Recently issued accounting pronouncements

In July 2012, the FASB issued ASU No. 2012-02 (“ASU 2012-02”), Testing Indefinite-Lived Intangible Assets for Impairment, which is intended to reduce the cost and complexity of performing the impairment test for indefinite-lived intangible assets other than goodwill by providing entities an option to perform a qualitative assessment to determine whether further quantitative impairment testing is necessary. If an entity believes, as a result of its qualitative assessment, that it is more-likely-than-not that an indefinite lived intangible asset is impaired, the quantitative impairment test is required. Otherwise, no further testing is required. This standard is effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012, with early adoption permitted. The Group will adopt ASU 2012-02 beginning January 1, 2013 and does not expect the adoption to have a material impact on its consolidated financial statements.

In February 2013, the FASB issued ASU No. 2013-02 (“ASU 2013-02”), Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income, which is intended to improve the reporting of reclassifications out of accumulated other comprehensive income. It does not change the current requirements for reporting net income or other comprehensive income in financial statements. However, the standard requires an entity to provide information about the amounts reclassified out of accumulated other comprehensive income by component. For public entities, the amendments are effective prospectively for reporting periods beginning after December 15, 2012, with early adoption permitted. The Group will adopt ASU 2013-02 beginning January 1, 2013 and does not expect the adoption to have a material impact on its consolidated financial statements.

Certain Risks and Concentration	12 Months Ended
Dec. 31, 2012
Certain Risks and Concentration [Abstract]
Certain Risks and Concentration

3. Certain Risks and Concentration

(a) Major customers

A significant portion of Group’s MIVAS generates through and from CMCC, which is also a related party as a result of being a shareholder of Phoenix TV. CMCC is a major mobile network operator in China. It provides billing, collection and transmission services related to the paid services offered by most of the wireless service and content providers in China. The revenues generated through and from CMCC for the years ended December 31, 2010, 2011 and 2012 were RMB281.6 million, RMB447.3 million and RMB434.8 million (US$69.8 million), respectively, which accounted for 53.3%, 47.1% and 39.1% of respective periods’ total revenues.

The accounts receivable from CMCC as of December 31, 2011 and 2012 were RMB63.9 million and RMB58.5 million (US$9.4 million), respectively, which is included on the consolidated balance sheets as ‘‘Amounts due from related parties’’. Except for CMCC, there is no other customer with revenues or receivables over 10% of total revenues or total accounts receivable, respectively.

(b) Credit risk

The Group’s credit risk arises from cash and cash equivalents, term deposits, as well as credit exposures to receivables due from its customers, related parties and other parties.

The Group expects that there is no significant credit risk associated with cash and cash equivalents and term deposits which were held by reputable financial institutions in the jurisdictions where the Company, its subsidiaries, VIEs and the subsidiaries of one of the VIEs are located. The Group believes that it is not exposed to unusual risks as these financial institutions have high credit quality.

The Group has no significant concentrations of credit risk with respect to its customers, except for the account receivable from CMCC as discussed above. The Group assesses the credit quality of and sets credit limits on its customers by taking into account their financial position, the availability of guarantee from third parties, their credit history and other factors such as current market conditions.

(c) Currency convertibility risk

The Group’s operating transactions and its assets and liabilities are mainly denominated in RMB. RMB is not freely convertible into foreign currencies. The value of the RMB is subject to changes by the central government policies and to international economic and political developments. In the PRC, certain foreign exchange transactions are required by law to be transacted only by authorized financial institutions at exchange rates set by PBOC. Remittances in currencies other than RMB by the Group in China must be processed through PBOC or other China foreign exchange regulatory bodies which require certain supporting documentation in order to affect the remittance.

(d) PRC regulations

The Group is exposed to certain macro-economic and regulatory risks and uncertainties in the Chinese market. These uncertainties affect the ability of the Group to provide online advertising, mobile and Internet related services through contractual arrangements in the PRC since these industries remains highly regulated. The Chinese government may issue from time to time new laws or new interpretations on existing laws to regulate these industries. Regulatory risk also encompasses the interpretation by the tax authorities of current tax laws, the status of properties leased for the Group’s operations and the Group’s legal structure and scope of operations in the PRC, which could be subject to further restrictions resulting in limitations on the Group’s ability to conduct business in the PRC. The PRC government may also require the Group to restructure its operations entirely if it finds that its contractual arrangements do not comply with applicable laws and regulations. It is unclear how a restructuring could impact the Group’s business and operating results, as the PRC government has not yet found any such contractual arrangements to be in noncompliance. However, any such restructuring may cause significant disruption to the Group’s business operations.

Accounts Receivable, Net	12 Months Ended
Dec. 31, 2012
Accounts Receivable, Net [Abstract]
Accounts Receivable, Net

4. Accounts Receivable, Net

The following table sets out the balance of accounts receivable as of December 31, 2011 and 2012:

	As of December 31,
	2011	2012	2012
	RMB	RMB	US$
Accounts receivable, gross	210,501	303,185	48,665
Allowance for doubtful accounts	(8,404)	(22,198)	(3,563)
Accounts receivable, net	202,097	280,987	45,102

The following table presents movement of the allowance for doubtful accounts:

	2010	2011	2012	2012
	RMB	RMB	RMB	US$
Balance at the beginning of the period	1,398	2,447	8,404	1,349
Additional provision charged to bad debt expenses	1,049	11,926	25,902	4,158
Write-off of bad debt provision	—	(5,969)	(12,108)	(1,944)
Balance at the end of the period	2,447	8,404	22,198	3,563

Prepayment and Other Current Assets	12 Months Ended
Dec. 31, 2012
Prepayment and Other Current Assets [Abstract]
Prepayment and Other Current Assets

5. Prepayment and Other Current Assets

The following is a summary of prepayment and other current assets:

	As of December 31,
	2011	2012	2012
	RMB	RMB	US$
Prepaid rental and deposit	4,634	3,404	546
Prepayment to suppliers and other business related expenses	30,265	34,029	5,462
Receivable related to exercise of employee option	10,924	3,285	527
Others	511	1,839	296
Total	46,334	42,557	6,831

Prepayment to suppliers and other business related expenses mainly consist of business related staff advance, and the Group’s prepaid content licenses fee to third-party content suppliers for the rights to access and present on the Group’s website the contents produced by these suppliers during a certain period. These content licenses generally have a licensing period of one to three years, and are amortized over the license period on a straight-line basis. The portion of the prepaid content license cost that relates to a license period more than 12 months from the balance sheets dates is classified as other non-current assets.

Property and Equipment, Net	12 Months Ended
Dec. 31, 2012
Property and Equipment, Net [Abstract]
Property and Equipment, Net

6. Property and Equipment, Net

The following is a summary of property and equipment, net:

	As of December 31,
	2011	2012	2012
	RMB	RMB	US$
Computer, equipment and furniture	55,070	86,346	13,859
Motor vehicles	2,601	5,393	866
Leasehold improvements	13,651	43,055	6,911
Total	71,322	134,794	21,636
Less: accumulated depreciation	(30,310)	(32,247)	(5,176)
Net book value	41,012	102,547	16,460

Depreciation expenses for the years ended December 31, 2010, 2011 and 2012 were RMB7.6 million, RMB11.3 million and RMB19.2 million (US$3.1 million), respectively.

Intangible Assets, Net	12 Months Ended
Dec. 31, 2012
Intangible Assets, Net [Abstract]
Intangible Assets, Net

7. Intangible Assets, Net

The following table summarizes the Group’s intangible assets, net:

	As of December 31,
	2011	2012	2012
	RMB	RMB	US$
Software	7,250	12,665	2,033
Domain name	54	54	9
Total	7,304	12,719	2,042
Less: accumulated amortization	(1,889)	(3,231)	(519)
Net book value	5,415	9,488	1,523

Amortization expenses for the years ended December 31, 2010, 2011 and 2012 were RMB0.5 million, RMB1.0 million and RMB1.9 million (US$0.3 million), respectively. Based on the current amount of intangible assets subject to amortization, the estimated amortization expenses for each of the following five years are as follows: 2013: RMB2.5 million, 2014: RMB2.5 million, 2015: RMB2.2 million, 2016: RMB1.7 million, and 2017: RMB0.6 million.

Other Non-Current Assets	12 Months Ended
Dec. 31, 2012
Other Non-Current Assets [Abstract]
Other Non-Current Assets

8. Other Non-Current Assets

The following is a summary of other non-current assets:

	As of December 31,
	2011	2012	2012
	RMB	RMB	US$
Rental deposits	9,203	8,061	1,294
Non-current portion of prepayment to suppliers and other business related expenses	2,925	5,043	809
Total	12,128	13,104	2,103

Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2012
Accrued Expenses and Other Current Liabilities [Abstract]
Accrued Expenses and Other Current Liabilities

9. Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities are comprised of:

	As of December 31,
	2011	2012	2012
	RMB	RMB	US$
Deposit from advertising agencies	11,702	11,149	1,790
Accrued professional fees	5,800	4,406	707
General operating expenses payables	20,497	23,754	3,813
Others	1,277	1,408	227
Total	39,276	40,717	6,537

Cost of Revenues	12 Months Ended
Dec. 31, 2012
Cost of Revenues [Abstract]
Cost of Revenues

10. Cost of Revenues

The cost of revenues is as follows:

	For the Years Ended December 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$
Revenue sharing fees	151,732	285,960	263,518	42,298
Content and operational costs	99,838	171,707	227,934	36,585
Bandwidth costs	19,552	37,462	67,721	10,870
Sales taxes and surcharges	28,301	59,547	72,126	11,577
Total	299,423	554,676	631,299	101,330

Income Taxes	12 Months Ended
Dec. 31, 2012
Income Taxes [Abstract]
Income Taxes

11. Income Taxes

Income Tax Expense and Effective Tax Rate

The provisions for income tax expenses are summarized as follows:

	For the Years Ended December 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$
Current tax expenses	8,927	26,464	22,550	3,620
Deferred tax expenses/(benefit)	1,572	(11,318)	(5,573)	(895)
Income tax expenses	10,499	15,146	16,977	2,725

The components of income before tax and income tax expenses for PRC and non-PRC operations are as follows:

	For the Years Ended December 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$
Income arising from PRC operations	102,658	155,625	103,168	16,560
(Loss)/profit arising from non-PRC operations	(18,076)	(38,004)	21,168	3,397
Income before taxes	84,582	117,621	124,336	19,957
Income tax expenses relating to PRC operations	10,499	15,122	16,961	2,722
Income tax expense relating to non-PRC operations	—	24	16	3
Income tax expenses	10,499	15,146	16,977	2,725
Effective tax rate for PRC operations	10.2%	9.7%	16.4%	16.4%

Cayman Islands (“Cayman”)

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gain. Additionally, upon payments of dividends to the shareholders, no Cayman Islands withholding tax will be imposed.

British Virgin Islands (“BVI”)

The Group is exempted from income tax on its foreign-derived income in the BVI. There are no withholding taxes in the BVI.

Hong Kong

An entity incorporated in Hong Kong is subject to the tax rate 16.5% on the estimated assessable profit arising in Hong Kong in 2012.

PRC

Prior to January 1, 2008, companies established in China were generally subject to state and local corporate income taxes, or EIT, at statutory rates of 30% and 3%, respectively. Pursuant to the income tax laws and rules then effective, an enterprise qualified as a ‘‘New Technology Enterprise’’ was entitled to a preferential EIT rate of 15% and was further entitled to a three-year EIT exemption for the first three years from the date of incorporation, and a 50% reduction of its applicable EIT rates for the succeeding three years. In addition, an enterprise qualified as a “High and New Technology Enterprise” (“HNTE”) was entitled to a preferential EIT rate of 15%. Fenghuang On-line was qualified as a New Technology Enterprise.

On March 16, 2007, the National People’s Congress of PRC enacted a new Corporate Income Tax Law (“EIT Law”), under which foreign investment enterprises (“FIEs”) and domestic companies would be subject to EIT at a uniform rate of 25%. There will be a five-year transition period for FIEs, during which FIEs are allowed to continue to enjoy their existing preferential tax treatments. Preferential tax treatments will continue to be granted to entities which conduct businesses in certain encouraged sectors and to entities otherwise classified as “Software Enterprises” and/or HNTE, irrespective of whether they are FIEs or domestic companies. The EIT Law became effective on January 1, 2008.

In addition, the EIT Law provides grandfather treatment for enterprises which were qualified as “New Technology Enterprises” under the previous income tax laws and were established before March 16, 2007, if they continue to meet the criteria for New Technology Enterprises after January 1, 2008. The grandfather provision allows these enterprises continue to enjoy their unexpired tax holiday provided by the previous income tax laws and rules.

Under the previous income tax laws and rules prior to January 1, 2008, Fenghuang On-line has been qualified as a New Technology Enterprise, could enjoy a favorable tax rate of 15% and was exempted from income tax for three years beginning with their first year of operations, and was entitled to a 50% tax reduction to 7.5% for the subsequent three years and then had an income tax rate of 15% thereafter. Fenghuang On-line continued to meet the criteria for New Technology Enterprises from 2008 to 2010, and it has also been qualified as HNTE under the EIT Law in 2008, and it can continue to enjoy its unexpired tax holidays. In 2011, Fenghuang On-line resubmitted applications for qualification as a HNTE, which were approved in October 2011. Therefore, Fenghuang On-line was entitled to tax exemption from 2006 to 2008, a 50% reduction of its applicable EIT rate to 7.5% from 2009 to 2011 and will be subject to a 15% income tax rate for the years 2012 and 2013.

In April 2010, the State Administration of Tax (“SAT”) issued Circular 157, which seeks to provide additional guidance on the interaction of certain preferential tax rates under the transitional rules of the EIT Law. Prior to Circular 157, the Group interpreted the law to mean that if an entity was in a period where it was entitled to a 50% reduction in the tax rate and was also entitled to a 15% rate of tax due to HNTE status under the EIT Law, then it was entitled to pay tax at the rate of 7.5%. Circular 157 appears to have the effect that such an entity is entitled to pay tax at either 15% or 50% of the applicable PRC tax rate. The effect of Circular 157 is retrospective and would apply to 2008 and 2009.

However, to date, the Beijing local-level tax bureau has not implemented Circular 157 and is holding the view that the relevant provisions might not apply to HNTE in Science & Technology Park of Haidian District, where Fenghuang On-line is located. Therefore Fenghuang On-line has kept its current practice unchanged. The Group expects more guidance to be issued in the future. Upon the issuance of such guidance, Fenghuang On-line’s effective tax rate might increase. If Circular 157 were implemented with a retroactive effect, Fenghuang On-line would be liable to pay additional taxes for its historical earnings before the implementation of Circular 157. The Group did not recognize liability for this uncertainty as it believes the probability of a retroactive implementation is remote.

In 2008, Tianying Jiuzhou has been qualified as HNTE under the EIT Law. Therefore, Tianying Jiuzhou was entitled to the preferential tax rate of 15% from 2008 to 2010. In 2011, Tianying Jiuzhou resubmitted applications for qualification as a HNTE, which were approved in October 2011. Therefore, Tianying Jiuzhou is subject to a 15% income tax rate from 2011 to 2013.

Yifeng Lianhe was qualified as a HNTE under the EIT Law in 2011. Therefore, Yifeng Lianhe is subject to 15% income tax rate from 2011 to 2013.

Tianying Chuangzhi is subject to a 25% EIT rate for all the periods presented.

In 2012, Fenghuang Yutian and Jirong Wenhua were set up by Fenghuang On-line and Tianying Jiuzhou, respectively. They were subject to a 25% EIT rate for the year 2012.

The EIT Law also provides that an enterprise established under the Laws of foreign countries or regions but whose “de facto management body” is located in the PRC be treated as a resident enterprise for PRC tax purposes and consequently be subject to the PRC income tax at the rate of 25% for its global income. The Implementing Rules of the EIT Law merely define the location of the “de facto management body” as “the place where the exercising, in substance, of the overall management and control of the production and business operation, personnel, accounting, properties, etc., of a non-PRC company is located.” Based on a review of surrounding facts and circumstances, the Group does not believe that it is likely that its operations outside of the PRC should be considered a resident enterprise for PRC tax purposes. However, due to limited guidance and implementation history the EIT Law, should PNM be treated as a resident enterprise for PRC tax purposes, the Company would be subject to PRC tax on worldwide income at a uniform tax rate of 25% retroactive to January 1, 2008.

Withholding Tax on Undistributed Dividends

EIT Law imposes a withholding tax for any dividends to be distributed by an FIE to its immediate holding company outside of China, if such immediate holding company is considered a non-resident enterprise without any establishment or place within China or if the received dividends have no connection with the establishment or place of such immediate holding company within China, unless such immediate holding company’s jurisdiction of incorporation has a tax treaty with China that provides for a different withholding arrangement. All FIEs are subject to the withholding tax from January 1, 2008.

Under U.S. GAAP, undistributed earnings are presumed to be transferred to the parent company and are subject to the withholding taxes. The presumption may be overcome if the Company has sufficient evidence to demonstrate that the undistributed dividends will be re-invested and the remittance of the dividends will be postponed indefinitely.

The current policy approved by the Company’s Board of Directors allows the Company to distribute PRC earnings offshore only if the Company does not have to pay dividend tax. Such policy may require the Company to reinvest all earnings made since 2008 onshore indefinitely, or be subject to a significant withholding tax should its policy change to allow for earnings distribution offshore. As of December 31, 2012, the Company did not record any withholding tax on the retained earnings of its FIEs in the PRC as the Company intends to reinvest its earnings to incorporate new PRC entities in China, and its FIEs do not intend to declare dividends to their immediate foreign holding companies.

Reconciliation of the Differences between Statutory Tax Rate and the Effective Tax Rate

Reconciliation of the difference between PRC statutory income tax rate and the Group’s effective income tax rate for PRC operations for the years ended December 31, 2010, 2011 and 2012 is as follows:

	For the Years Ended December 31,
	2010	2011	2012
	%	%	%
Statutory income tax rate	25.0	25.0	25.0
Permanent differences	(2.2)	(2.4)	(5.8)
Change in valuation allowance	(0.5)	(0.7)	1.0
Effect of preferential tax benefits	(14.1)	(13.5)	(6.1)
Uncertain tax positions	1.9	1.3	2.4
Others	0.1	—	(0.1)
Effective income tax rate	10.2	9.7	16.4

The combined effects of the income tax expense exemption and reduction available to the Group are as follows:

	For the Years Ended December 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$
Preferential tax rate effect	14,430	20,950	6,281	1,008
Basic net (loss)/income per share effect	0.04	0.04	0.01	0.01

Deferred Tax Assets and Liabilities

The tax effects of temporary differences that give rise to the deferred tax assets balances at December 31, 2011 and 2012 are as follows:

	As of December 31,
	2011	2012	2012
	RMB	RMB	US$
Deferred tax assets - current:
Provision of allowance for doubtful accounts	3,323	5,312	853
Accrued payroll and expense	8,608	12,192	1,957
Total current deferred tax assets	11,931	17,504	2,810
Deferred tax assets - non-current:
Net operating loss carry forwards	750	1,743	280
Less: valuation allowance	(750)	(1,743)	(280)
Total non-current deferred tax assets, net	—	—	—

As of December 31, 2012, the Group had net operating loss carry forward of approximately RMB10.9 million (US$1.8 million), which can be carried forward to offset future taxable income. Net operating tax loss carry forwards of RMB4.0 million (US$0.6 million), RMB1.0 million (US$0.2 million) and RMB5.9 million (US$1.0 million) will expire in 2014, 2016 and 2017, respectively, if not utilized.

Movement of Valuation Allowance

Valuation allowance is provided against deferred tax assets when the Group determines that it is more likely than not that the deferred tax assets will not be utilized in the future. In making such determination, the Group considered factors including future taxable income exclusive of reversing temporary differences and carry forwards. Valuation allowance was provided for net operating loss carry forward because it was more likely than not that such deferred tax assets will not be realized based on the Group’s estimate of its future taxable income.

The following table sets forth the movement of the valuation allowance for deferred assets:

	2010	2011	2012	2012
	RMB	RMB	RMB	US$
Balance at the beginning of the period	2,330	1,856	750	120
Current period addition	863	—	993	160
Current period reversal	(1,337)	(1,106)	—	—
Balance at the end of the period	1,856	750	1,743	280

Uncertain Tax Positions

As of January 1, 2007 when the guidance on accounting for uncertainty in income taxes was adopted, the Group did not have any unrecognized tax benefits and thus, no interest and penalties related to unrecognized tax benefits were recorded.

A reconciliation of the beginning and ending amount of liabilities associated with uncertain tax positions is as follows:

	2010	2011	2012	2012
	RMB	RMB	RMB	US$
Balance at the beginning of the period	1,573	3,483	5,504	883
Increase related to current year tax positions	1,910	2,021	2,492	400
Balance at the end of the period	3,483	5,504	7,996	1,283

The Group did not accrue any potential penalties and interest related to these unrecognized tax benefits for all periods presented on the basis that the likelihood of penalties and interest being charged is not considered to be high.

The amounts of unrecognized tax benefits listed above are based on the recognition and measurement criteria of ASC 740. However, due to the uncertain and complex application of tax regulations, it is possible that the ultimate resolution of uncertain tax positions may result in liabilities which could be materially different from these estimates. In such an event, the Group will record additional tax expense or tax benefit in the period in which such resolution occurs. The Group does not expect changes in unrecognized tax benefits recognized as of December 31, 2012 to be material in the next twelve months. In accordance with PRC Tax Administration Law on the Levying and Collection of Taxes, the PRC tax authorities generally have up to five years to claw back underpaid tax plus penalties and interest for PRC entities’ tax filings. In the case of tax evasion, which is not clearly defined in the law, there is no limitation on the tax years open for investigation. Accordingly, the PRC entities’ tax years from 2008 to 2012 remain subject to examination by tax authorities. There are no ongoing examinations by tax authorities as of December 31, 2012.

Series A Convertible Redeemable Preferred Share	12 Months Ended
Dec. 31, 2012
Series A Convertible Redeemable Preferred Share [Abstract]
Series A Convertible Redeemable Preferred Share

12. Series A Convertible Redeemable Preferred Share

In November 2009, the Company issued 130,000,000 Series A convertible redeemable preferred shares (“Series A Preferred Shares”) for an aggregate purchase price of US$25.0 million (RMB170.7 million) or US$0.1923 per Series A Preferred Share, including issuance cost of US$0.2 million (RMB1.0 million). The Company has determined that the Series A Preferred Shares should not be classified as liabilities since the Series A Preferred Shares are contingently redeemable and that conversion and redemption features embedded in Series A Preferred Shares are not required to be bifurcated and accounted for as a derivative since the embedded features do not permit or require net settlement and therefore do not meet the definition of a derivative. The Company assessed the beneficial conversion feature attributable to the Series A Preferred Shares in accordance with ASC 470-20 and determined that there was a beneficial conversion feature with an amount of US$2.5 million (RMB17.1 million) which was bifurcated from the carrying value of Series A Preferred Shares as a contribution to additional paid-in capital upon issuance of Series A Preferred Shares. The discount resulting from the recognition of the beneficial conversion feature is amortized immediately as a deemed dividend to preferred shareholders and charged against additional paid-in capital in the absence of retained earnings.

All Series A Preferred Shares have a par value of US$0.01 per share. The rights, preferences and privileges of the Series A Preferred Shares are as follows:

Conversion

Each Series A Preferred Share is convertible, at the option of the holder, at any time after the date of issuance of such preferred shares into such number of ordinary shares according to a conversion ratio determined by dividing the original issuance price by the applicable conversion price, and is subject to adjustments for dilution as follows:

·                      Additional ordinary shares issued with no consideration or for a consideration at a price lower than the effective conversion price;

·                      Dividends on and distribution of ordinary shares;

·                      Reorganization or reclassification of ordinary shares;

·                      Receipt of any distribution payable in securities of the Company other than ordinary shares;

·                      Subdivision or combination of the ordinary shares;

·                      Subdivision of Preferred Shares.

The initial conversion price of Series A Preferred Shares is the same as its original issuance price. The conversion provisions include certain performance-based adjustments related to certain targets of net profits after tax for the year ending December 31, 2010. In the event that the target profit is not met, the conversion price of the Series A Preferred Shares shall be adjusted in accordance with a pre-determined formula such that the Series A Preferred Shareholders’ percentage ownership on an as-converted basis would decrease, while in no event the conversion price shall be adjusted by more than 25% from the initial conversion price. The Company met the target profit for the year ended December 31, 2010.

Each Series A Preferred Share is automatically convertible into an ordinary share upon the closing of a Qualified IPO (as defined), based on the then-effective conversion price. The Qualified IPO shall mean a firm-commitment underwritten registered public offering by the Company of its ordinary shares on the NASDAQ Global Select Market or the New York Stock Exchange in the United States or any other exchange in any other jurisdiction (on any combination of such exchanges and jurisdictions) acceptable to the holders of a majority of the then outstanding Series A Preferred Shares and to the Company with gross proceeds to the Company of at least US$80.0 million implying a valuation of the Company, as a result of such public offering, of no less than US$400.0 million.

All 130,000,000 series A Preferred Shares were automatically converted to ordinary shares upon the completion of the Company’s IPO on May 17, 2011. The conversion price was the price to public of US$1.375 per share.

Redemption

The holders of Series A Preferred Shares may redeem all, but not less than all, of Series A Preferred Shares at a redemption price equal to the greater of (i) the Series A Preferred Shares issuance price plus such amount necessary to provide an internal rate of return of 20% per annum from the Series A Preferred Shares issuance date through the redemption closing date plus all declared and unpaid dividends payable at any time following December 31, 2013, and (ii) the fair market value of the Series A Preferred Shares.

Due to its redemption features described above, the Company classified the Series A Preferred Shares in the mezzanine equity section of the consolidated balance sheets in accordance with ASC 480-10-S99. The Series A Preferred Shares was accreted from its carrying value to their expected redemption amount using the effective interest method. The accretion was recorded against retained earnings, or in the absence of retained earnings, by charges against additional paid-in capital. Once additional paid-in capital has been exhausted, additional charges should be recorded by increasing accumulated deficit.

The following table sets forth the changes of Series A Preferred Shares:

	2010	2011	2012	2012
	RMB	RMB	RMB	US$
Balance at the beginning of the period	183,774	390,183	—	—
Accretion of redemption feature	206,409	773,623	—	—
Conversion to ordinary share upon IPO	—	(1,163,806)	—	—
Balance at the end of the period	390,183	—	—	—

The Company engaged an independent valuation specialist to assist them in determining the fair values of the Series A Preferred Shares which were estimated as of the date of issuance and at each financial statements reporting dates before conversion into ordinary shares upon the completion of the Company’s IPO using the following assumptions:

	December 31, 2009	December 31, 2010
Risk-free interest rate	2.91%	3.15%
Volatility rate	56.41%	55.26%
Dividend yield	—	—
Discount rate	22.97%	20.43%

The Company estimated the risk-free interest rate based on yield-to-maturities in continuous compounding of the PRC government bonds with the time-to-maturities being similar to those of the Series A Preferred Shares. The Company estimated volatility at the date of appraisal based on averages/medians of industry annualized historical stock price volatility. The Company has no history or expectation of paying dividends on its Series A Preferred Shares. Discount rate is estimated by weighted average costs of capital as at the appraisal date. In addition to the above assumptions adopted, the Company’s projections of future performance were also factored into the determination of the fair values of the Series A Preferred Shares.

The expected redemption amount of the Series A Preferred Shares based on its fair value as of May 17, 2011, when the Company completed its IPO, was considered to be the same as the IPO price of US$1.375 per share as the Series A Preferred Shares were subject to automatic conversion. The Series A Preferred Shares was therefore accreted to IPO date fair value immediately before its automatic conversion. Upon the completion of the Company’s IPO, all Series A Preferred Shares outstanding were converted into Class A ordinary shares on a one for one basis, with the corresponding balance transferred to the Company’s paid-in capital and additional paid-in capital accounts.

Liquidation

In the event of any liquidation, dissolution or winding up of the Company, either voluntarily or involuntarily, the holders of Series A Preferred Shares shall be entitled to receive an amount per share equal to 130% of the issuance price plus all dividends declared and unpaid (“Preference Amount”). If the assets of the Company are insufficient to permit the payment of the full Preference Amount, the assets of the Company available for distribution shall be distributed ratably among the holders of Series A Preferred Shares. After the distribution to the holders of Series A Preferred Shares are made, any remaining legally available assets shall be distributed to the holders of ordinary shares and Series A Preferred Shares prorated on an as-converted basis until the holders of Series A Preferred Shares has received an aggregate distribution or payment, inclusive of the Preference Amount, equal to four times the Preference Amount for each Series A Preferred Shares.

Dividends

The holders of the Series A Preferred Shares are entitled to receive in preference to any payment to the ordinary shares, non-cumulative dividend of 8% per annum as and when declared by the Board of Directors. As long as Series A Preferred Shares are outstanding, the Company may not pay any dividend to ordinary shareholders until all dividends declared and payable to the preferred shareholders have been paid. In the event the Company shall declare a dividend to the holders of ordinary shares, then in each such case, the holders of Series A Preferred Shares shall be entitled to a proportionate share of such dividend on an as-converted basis.

Voting rights

The holder of each Series A Preferred Share shall be entitled to the number of votes equal to the number of ordinary share into which such Series A Preferred Share could be converted at the record date for determination of the members entitled to vote on such matter, or, if no such record date is established, at the date such vote is taken or any written consent of members is solicited. The holders of Series A Preferred Shares shall vote together with ordinary shareholders, and not as a separate class or series, on all matters put before the members.

Ordinary Shares	12 Months Ended
Dec. 31, 2012
Ordinary Shares [Abstract]
Ordinary Shares

13. Ordinary Shares

The Company was incorporated in the Cayman Islands on November 22, 2007 by the Parent. Upon its incorporation, 1 ordinary share was issued at a par value of US$0.01 per share. In May 2008, the Company issued 319,999,999 ordinary shares to the Parent and became the holding company of the Group pursuant to the reorganization events as described in Note 1. The Company has accounted for the reorganization event as a legal reorganization of entities under common control in a manner similar to a pooling-of-interests. All share and per share data have been revised to reflect the retroactive effect of the share issuance in May 2008.

The Company completed the IPO on May 17, 2011 and the underwriters subsequently exercised their over-allotment option on June 8, 2011. A total of 13,415,125 ADSs were issued and sold in these transactions, each ADS represents eight Class A ordinary shares. Immediately following the closing of the IPO, the Memorandum and Articles of Association were amended and restated such that the authorized share capital consisted of 1,000,000,000 ordinary shares at a par value of US$0.01 per share, of which 680,000,000 shares were designated as Class A ordinary shares, 320,000,000 as Class B ordinary shares. The impact of dividing of Class A and Class B ordinary shares has been retroactively reflected in the Company’s capital structure in the financial statements. Upon the completion of the Company’s IPO, all 130,000,000 Series A Preferred Shares were automatically converted to Class A ordinary shares, and the preferred share shareholders sold 1,267,500 ADSs. In addition, Phoenix TV, through the Parent converted 2,674,640 Class B ordinary shares into Class A ordinary shares, and distributed the Class A ordinary shares to its shareholders in an assured entitlement distribution.

Holders of Class A ordinary shares and Class B ordinary shares have the same rights except that holders of Class A ordinary shares are entitled to one vote per share, while holders of Class B ordinary shares are entitled to 1.3 votes per share. The Parent, which is wholly owned by Phoenix TV, holds Class B ordinary shares, each of which is convertible into one Class A ordinary share at any time by the holder thereof. Class A ordinary shares are not convertible into Class B ordinary shares under any circumstances.

As of December 31, 2011 there were 306,101,077 and 317,325,360 Class A and Class B ordinary shares issued and outstanding, respectively.

As of December 31, 2012, there were 299,408,949 and 317,325,360 Class A and Class B ordinary shares issued and outstanding, respectively. The Class A ordinary shares issued and outstanding decreased in 2012 mainly due to the share repurchase program. Refer to Note 17 for details.

Share-based Compensation	12 Months Ended
Dec. 31, 2012
Share-based Compensation [Abstract]
Share-based Compensation

14. Share-based Compensation

Share-based compensation expenses were recognized in costs and expenses for the years ended December 31, 2010, 2011 and 2012 as follows:

	For the Years Ended December 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$
Cost of revenues	854	19,526	958	154
Sales and marketing expenses	4,664	18,254	1,423	228
General and administrative expenses	10,406	17,470	4,085	656
Technology and product development expenses	637	10,842	293	47
Total	16,561	66,092	6,759	1,085

The Company recognized share-based compensation, net of estimated forfeiture rates, on a graded vesting basis over the vesting term. There was no income tax benefit recognized in the consolidated statements of comprehensive income for share-based compensation expenses and the Company did not capitalize any of the share-based compensation expenses as part of the cost of any asset in the years ended December 31, 2010, 2011 and 2012.

Share Options

In June 2008, the Company adopted the Share Option Scheme (the “June 2008 Scheme”) that provides for the granting of options to key employees to acquire ordinary shares of the Company. The June 2008 Scheme permits the grant of options to its eligible recipients for up to 10% of the ordinary shares in issue (the “Limit”) on the effective date of the June 2008 Scheme. The total number of ordinary shares which may be issued upon exercise of all outstanding options granted and yet to be exercised under the June 2008 Scheme and any other share option schemes of the Company shall not exceed 30% of the ordinary shares in issue from time to time. The Company may seek approval from its shareholders to refresh the Limit provided that the Limit as refreshed shall not exceed 10% of the ordinary shares of the Company in issue as at the date of approval, and options previously granted will not be counted for the purpose of calculating the Limit as refreshed. Any outstanding option lapse in accordance with the terms of the June 2008 Scheme will not be counted for the purpose of calculating the Limit. In August 2012, the Company’s shareholders approved to refresh the Limit, permitting the Company to grant no more than 31,410,107 additional options under the June 2008 Scheme.

The June 2008 Scheme will terminate automatically 10 years after its adoption, unless terminated earlier at the Company’s shareholders’ approval. Option awards are granted with an exercise price determined by the Board of Directors. Those option awards vest over a period of four years and expire in ten years.

A summary of the Company’s share option activities for the years ended December 31, 2010, 2011 and 2012 is presented below:

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
	Options	Price	Life	Value
		US$	Years	US$ in Million
Outstanding as of December 31, 2009	72,332,425	0.03	8.4	9.5
Granted	15,768,225	0.03
Forfeited and expired	(4,727,045)	0.03
Exercised	(41,151,800)	0.03
Outstanding as of December 31, 2010	42,221,805	0.03	7.5	19.5
Granted	—	—
Cancelled to grant restricted share	(18,778,200)	0.03
Forfeited and expired	(656,286)	0.03
Exercised	(3,445,623)	0.03		2.3
Outstanding as of December 31, 2011	19,341,696	0.03	6.4	13.0
Granted	—	—
Forfeited and expired	(456,870)	0.03
Exercised	(4,887,757)	0.03		3.1
Outstanding as of December 31, 2012	13,997,069	0.03	5.4	5.9
Vested and exercisable as of December 31, 2012	13,017,318	0.03	5.4	5.5

The aggregate intrinsic value of options outstanding and exercisable as of December 31, 2012 was calculated as the difference between the Company’s closing stock price of US$3.64 per ADS, or US$0.46 per share as of that date, and the exercise price of the underlying options. The aggregate intrinsic value of options exercised was calculated as the difference between the market value on the date of exercise and the exercise price of the underlying options. The aggregate intrinsic value of options exercised was not provided for the year ended 2010 as the Company was a private company.

The Company issued 6,450,000 shares of options to non-employees in July 2010 with the exercise price of US$0.03215. These options have a vesting term of four years starting from the date of issuance, provided that the holders become employees of the Group before December 31, 2010. The Company has no obligation to compensate these non-employees for their services provided if the non-employees do not become employed by the Group by December 31, 2010. As such, no expenses were recognized until the employment contract was actually signed. All these non-employees have become employees of the Group as of December 31, 2010. The relevant compensation expenses were measured based on fair market value of the options as of the date when the holders became employees of the Company, part of which were recognized on the same date for services provided during their nonemployee period, and the remaining compensation expenses will continue to amortize during the remaining vesting period.

As disclosed in Note 2(q), the Company’s share-based compensation expenses are measured at the value of the award as calculated under the Black-Scholes option pricing model. The Company estimated the expected volatility at the date of grant based on average annualized standard deviation of the share price of comparable listed companies. The Company has no history or expectation of paying dividends on its ordinary shares. The Company estimated the expected term based on the timing of the expected public offering, the vesting schedule and the exercise period of the options. Risk-free interest rates are based on the derived market yield of the US$ denominated Chinese government bonds for the term approximating the expected life of award at the time of grant. The Company engaged an independent valuation specialist to assist them in determining the fair values of the options granted during the year ended December 31, 2010 using the following assumptions. No options were granted during the years ended December 31, 2011 and 2012.

For the Years Ended December 31,
	2010	2011	2012
Expected volatility rate	54.37%-54.91%	—	—
Expected dividend yield	—	—	—
Expected term (years)	4.64-5.30	—	—
Risk-free interest rate (per annum)	2.65%-3.57%	—	—

The weighted-average grant date fair value of options granted for the year ended December 31, 2010 was US$0.25.

During 2010 and 2011, some employees voluntarily left the Company and exercised their vested share options in exchange for future entitlement of the Company’s shares issuable after completion of the Company’s IPO and upon the request of the former employees. The proceeds from the exercise of these options cannot be refunded to the former employees in any event, including the Company does not complete an IPO. Accordingly, these share options are considered to be exercised and the proceeds have been included in the additional paid-in capital of the Company. The proceeds received from exercise of these options amounted to RMB1.2 million (US$0.2 million) as of December 31, 2012. The Company completed its IPO on May 17, 2011 and 3,511,049 shares have been issued to the former employees after that. As of December 31, 2012, there were 3,201,342 contingently issuable shares to be issued upon the former employees’ request.

For the years ended December 31, 2010, 2011 and 2012, the Company has recognized share-based compensation expenses for options of approximately RMB16.6 million, RMB4.0 million and negative RMB0.1 million (US$0.01 million), respectively. Negative share-based compensation expenses incurred was due to the true up adjustment made to recognize actual forfeitures when the options are fully vested.

As of December 31, 2012, there was RMB0.3 million (US$0.05 million) of unrecognized share-based compensation expenses for options, adjusted for estimated forfeitures. The cost is expected to be recognized over a weighted-average period of 1.06 years.

Restricted Share Units

In March 2011, the Company adopted the 2011 restricted share and restricted share unit scheme. On March 17, 2011, the Company granted 10,050,958 restricted share units to the employees. Those restricted share units vest over a period of four years.

A summary of restricted share units activity for the years ended December 31, 2011 and 2012 is presented below:

		Weighted-Average
Restricted Share Units	Number of Units	Grant-Date Fair Value
		US$
Unvested at January 1, 2011	—	—
Granted	10,050,958	1.07
Vested	(4,756,956)	1.07
Forfeited	(1,037,394)	1.07
Unvested at December 31, 2011	4,256,608	1.07
Granted	—	—
Vested	(1,966,987)	1.07
Forfeited	(602,443)	1.07
Unvested at December 31, 2012	1,687,178	1.07

For the years ended December 31, 2011 and 2012, total share-based compensation expense recognized for restricted share units were RMB53.6 million and RMB3.1 million (US$0.5 million), respectively.

As of December 31, 2012, there was RMB2.3 million (US$0.4 million) of unrecognized compensation expense related to unvested restricted share units, adjusted for estimated forfeitures. The expense is expected to be recognized over a weighted average period of 1.52 years. The total fair value on the respective vesting dates of restricted share units vested during the year ended December 31, 2012 was US$2.1 million.

Restricted Shares

On March 15, 2011, the Company cancelled 18,778,200 stock options granted historically, and granted 19,008,200 restricted shares to 22 employees on March 17, 2011. Those restricted shares vest over a period of four years. The incremental share-based compensation is US$0.5 million. Total amount of unrecognized share-based compensation of unvested option and incremental share-based compensation is US$2.2 million, including US$0.2 million was recognized immediately, and US$2.0 million was recognized during the rest of vesting period of restricted share.

A summary of restricted share activity for the years ended December 31, 2011 and 2012 is presented below:

		Weighted-Average
Restricted Shares	Number of Shares	Grant-Date Fair Value
		US$
Unvested at January 1, 2011	—	—
Granted	19,008,200	1.07
Vested	(9,296,370)	1.07
Forfeited	—	—
Unvested at December 31, 2011	9,711,830	1.07
Granted	—	—
Vested	(4,702,050)	1.07
Forfeited	(250,000)	1.07
Unvested at December 31, 2012	4,759,780	1.07

For the years ended December 31, 2011 and 2012, total share-based compensation expense recognized for restricted share were RMB8.5 million and RMB3.7 million (US$0.6 million), respectively.

As of December 31, 2012, there was RMB1.7 million (US$0.3 million) of unrecognized compensation expense related to unvested restricted share. The expense is expected to be recognized over a weighted average period of 1.69 years. The total fair value on their respective vesting dates of restricted share vested during the year ended December 31, 2012 was US$5.1 million.

The fair value of the restricted shares and restricted share units on March 17, 2011 was US$1.07 and the fair value of the underlying ordinary shares was US$1.14.

Fair Value Measurements	12 Months Ended
Dec. 31, 2012
Fair Value Measurements [Abstract]
Fair Value Measurements

15. Fair Value Measurements

Effective January 1, 2008, the Group adopted ASC 820-10, Fair Value Measurements and Disclosures, which defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Although adoption did not impact the Group’s consolidated financial statements, ASC 820-10 requires additional disclosures to be provided on fair value measurements.

ASC 820-10 establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level 1—Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets

Level 2— Include other inputs that are directly or indirectly observable in the marketplace

Level 3—Unobservable inputs which are supported by little or no market activity

ASC 820-10 describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset. When available, the Group uses quoted market prices to determine the fair value of an asset or liability. If quoted market prices are not available, the Group will measure fair value using valuation techniques that use, when possible, current market-based or independently sourced market parameters, such as interest rates and currency rates. The Group measured and reported on its consolidated balance sheets at fair value on a recurring basis.

The following table sets forth the financial instruments, measured at fair value, by level within the fair value hierarchy:

		Fair Value Measurements at Reporting Date Using
	Total Fair Value	Quote Prices in	Significant
	and Carrying	Active Market	Other	Significant
	Value	for Identical	Observable	Unobservable
	on Balance	Assets	Inputs	Inputs
	Sheets	(Level 1)	(Level 2)	(Level 3)
	RMB	RMB	RMB	RMB
As of December 31, 2011
Cash equivalents	30,000	30,000	—	—
Term deposits	784,023	784,023	—	—
As of December 31, 2012
Cash equivalents	577,169	577,169	—	—
Term deposits	235,000	235,000	—	—

Cash equivalents The Group’s cash equivalents consisted of demand deposits and time deposits placed with banks with an original maturity of three months or less. The fair values of demand deposits and time deposits placed with banks are determined based on the pervasive interest rate in the market, which are also the interest rates as stated in the contracts with the banks. The Group classifies the valuation techniques that use the pervasive interest rates input as Level 1 of fair value measurement.

Term deposits The fair values of term deposits placed with banks are determined based on the interest rates as stated in the contracts with the banks with original maturities of more than three months and up to one year. The Group classifies the valuation techniques that use the interest rates input as Level 1 of fair value measurement.

The following are other financial instruments not measured at fair value in the balance sheets but for which the fair value is estimated for disclosure purposes.

Short-term receivables and payables Accounts receivable, prepaid and other current assets and amount due from related parties are financial assets with carrying values that approximate fair value due to their short term nature. Accounts payable, Amount due to related parties, advances from customers, salary and welfare payable and accrued expenses and other current liabilities are financial liabilities with carrying values that approximate fair value due to their short term nature. The Group estimated fair values of short-term receivables and payables using the discounted cash flow method. The Group classifies the valuation technique as Level 3 of fair value measurement, as it uses estimated cash flow input which is unobservable in the market.

Other non-current assets Other non-current assets are financial assets with carrying values that approximate fair value due to the change in fair value after considering the discount rate, being immaterial. The Group estimated fair values of other non-current assets using the discounted cash flow method. The Group classifies the valuation technique as Level 3 of fair value measurement, as it uses estimated cash flow input which is unobservable in the market.

Net (Loss)/Income per Share	12 Months Ended
Dec. 31, 2012
Net (Loss) Income per Share [Abstract]
Net Loss per Share

16. Net (Loss)/income per Share

The following table sets forth the computation of basic and diluted net (loss)/income per share for the periods indicated:

	For the Years Ended December 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$
Net (loss)/income per Class A and Class B ordinary share - basic:
Numerator:
Net income attributable to Phoenix New Media Limited	74,083	102,475	107,359	17,232
Accretion to convertible redeemable preferred share redemption value	(206,409)	(773,623)	—	—
Income allocation to participating preferred shares	(33,093)	(6,172)	—	—
Net (loss)/income attributable to ordinary shareholders	(165,419)	(677,320)	107,359	17,232
Denominator:
Weighted average number of Class A and Class B ordinary shares outstanding	327,045,493	519,227,660	619,849,313	619,849,313
Weighted average number of contingently issuable shares	—	—	4,160,957	4,160,957
Denominator used in computing net (loss)/income per share — basic	327,045,493	519,227,660	624,010,270	624,010,270
Net (loss)/income per Class A and Class B ordinary share — basic	(0.51)	(1.30)	0.17	0.03

Net (loss)/income per Class A and Class B ordinary share - diluted:
Numerator:
Net income attributable to Phoenix New Media Limited	74,083	102,475	107,359	17,232
Accretion to convertible redeemable preferred share redemption value	(206,409)	(773,623)	—	—
Income allocation to participating preferred shares	(33,093)	(6,172)	—	—
Net (loss)/income attributable to ordinary shareholders	(165,419)	(677,320)	107,359	17,232
Denominator:
Denominator used in computing net (loss)/income per share — basic	327,045,493	519,227,660	624,010,270	624,010,270
Share-based awards	—	—	19,737,876	19,737,876
Denominator used in computing net (loss)/income per share — diluted	327,045,493	519,227,660	643,748,146	643,748,146
Net (loss)/income per Class A and Class B ordinary share — diluted	(0.51)	(1.30)	0.17	0.03

Net (loss)/income per ADS (1 ADS representing 8 Class A ordinary shares):
Denominator used in computing net (loss)/income per ADS — basic	40,880,687	64,903,458	78,001,284	78,001,284
Denominator used in computing net (loss)/income per ADS — diluted	40,880,687	64,903,458	80,468,518	80,468,518
Net (loss)/income per ADS — basic	(4.05)	(10.44)	1.38	0.22
Net (loss)/income per ADS — diluted	(4.05)	(10.44)	1.33	0.21

The Company has included 4,160,957 contingently issuable shares in the denominator used in computing basic and diluted net income per share for the year ended December 31, 2012. These shares are contingently issuable upon the holder’s request without other substantive conditions and for no further consideration. The impact of these contingently issuable shares was not material to year 2011, and was excluded from the 2011 net loss per share calculation. In year 2010, the issuance of these shares were also contingent upon the Company’s IPO, and they were excluded from the 2010 net loss per share calculation as the IPO condition had not been satisfied. For the year ended December 31, 2010, there were 68,815,132 options to purchase ordinary shares and 130,000,000 Series A Preferred Shares that were anti-dilutive and excluded from the calculation of diluted net loss per share. There were totaling 21,081,709 options to purchase ordinary shares, 48,794,521 Series A Preferred Shares, 9,598,955 unvested restricted shares and 4,553,447 unvested restricted shares units have been excluded from the computation of diluted net loss per share for the year ended December 31, 2011 as their effects would be anti-dilutive.

Treasury Stock	12 Months Ended
Dec. 31, 2012
Treasury stock [Abstract]
Treasury stock

17. Treasury Stock

On July 30, 2012, the Company’s Board of Directors approved a share repurchase program. Under the terms of the approved program (“Share Repurchase Program”), the Company may repurchase and cancel up to US$20 million worth of its outstanding ADSs from time to time for a period not to exceed twelve months. As of December 31, 2012, the Company had repurchased an aggregate of 18,189,560 ordinary shares under the Share Repurchase Program in the open market, at an average price of US$3.65 per ADS, or US$0.46 per share for a total consideration of RMB52.5 million (US$8.4 million), and cancelled 18,148,760 ordinary shares for an aggregate consideration of RMB53.1 million (US$8.5 million) including cancellation fees of RMB0.7 million (US$0.1 million). As of December 31, 2012, 40,800 ordinary shares were repurchased but pending cancellation. These shares were recorded at historical purchase cost of RMB0.1 million.

Commitments and Contingencies	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies [Abstract]
Commitments and Contingencies

18. Commitments and Contingencies

(a) Commitments

As of December 31, 2012, future minimum commitments under non-cancelable agreements were as follows:

		Property and
		Equipment,		Cooperation
		and		with
		Intangible	Server	Phoenix TV
	Rental	Assets	Allocation	Group*	Others	Total
	RMB	RMB	RMB	RMB	RMB	RMB
2013	39,388	695	17,150	3,125	12,759	73,117
2014	33,257	—	836	3,906	646	38,645
2015	33,564	—	16	4,883	284	38,747
2016	32,526	—	—	1,526	113	34,165
2017 and thereafter	13,687	—	—	—	—	13,687
Total	152,422	695	18,002	13,440	13,802	198,361

*                               The Group and Phoenix TV Group have been involved in various cooperation arrangements, including content sharing, branding and co-promotion, technical support and corporate management (Refer to Note 2(a)). There was no payment for these arrangements until November 2009 when a cooperation agreement was signed between Phoenix TV and the Group to stipulate the cost and expenses charged to the Group for the year 2010 and going forward. Based on the agreement, the Group will pay Phoenix TV 50% of revenue generated from certain contents provided by Phoenix TV Group, plus a fixed amount of payment to cover other services provided by Phoenix TV Group. The fixed amount was RMB1.6 million for the first year of the agreement, and increases by 25% annually. On March 28, 2011, Phoenix TV and the Group amended their cooperation agreement to extend the expiration of cooperation period from November 2014 to March 2016. The consideration arrangements for the cooperation remained unchanged. This fixed amount has been included in above table as a commitment to Phoenix TV Group.

The rental expenses were approximately RMB7.9 million, RMB15.3 million and RMB32.3 million (US$5.2 million), during the years ended December 31, 2010, 2011 and 2012, respectively, and were charged to the consolidated statements of comprehensive income when incurred.

The Group did not have any significant capital and other commitments, long-term obligations, or guarantees as of December 31, 2011 and 2012.

(b) Litigation

From time to time, the Group is involved in claims and legal proceedings that arise in the ordinary course of business. The Group is not currently a party to any legal proceedings, investigations or claim which in the opinion of its management is likely to have a material adverse effect, individually or in the aggregate, on the Group’s financial position, result of operations or cash flows. However, litigation is subject to inherent uncertainties and the Group’s view of these matters may change in the future. Were an unfavorable outcome to occur, there exists the possibility of a material adverse impact on the Group’s financial position, results of operations or cash flows for the period in which the unfavorable outcome occurs, and potentially in future periods.

Related Party Transactions	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Related Party Transactions

19. Related Party Transactions

The table below sets forth the major related parties and their relationships with the Group:

Related Parties	Relationship with the Group
Entities within the non US listed part of the Phoenix TV Group	Under common control by Phoenix TV
CMCC	A shareholder of Phoenix TV
Mr. Gao Ximin and Mr. Qiao Haiyan	Legal shareholders of Tianying Jiuzhou, employees of the Group
Mr. He Yansheng	Legal shareholder of Yifeng Lianhe, employee of the Group
Mr. Li Ya	Chief operating official of the Group

During the years ended December 31, 2010, 2011 and 2012, significant related party transactions were as follows:

Transactions with the Non US Listed Part of Phoenix TV Group:

	For the Years Ended December 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$
Content provided by Phoenix TV Group	(3,671)	(4,923)	(3,153)	(506)
Data line services provided by Phoenix TV Group	(352)	(367)	(375)	(60)
Advertising and promotion expenses charged by Phoenix TV Group	(438)	(663)	(916)	(147)
Technical support provided by Phoenix TV Group	(314)	(533)	—	—
Corporate administrative expenses charged by Phoenix TV Group	(617)	(1,139)	(646)	(104)
Advertising revenues earned from Phoenix TV Group and its customers	4,824	21,619	29,754	4,776
Paid service revenues earned from Phoenix TV Group	12,450	2,400	—	—

Transactions with CMCC:

	For the Years Ended December 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$
Advertising revenues earned from CMCC	—	4,582	5,684	912
Paid service revenues earned from and through CMCC	281,577	442,696	429,125	68,879
Revenues sharing and bandwidth cost to CMCC	(34,777)	(68,543)	(63,953)	(10,265)

As of December 31, 2011 and 2012, the amounts due from and due to related parties were as follows:

	As of December 31,
	2011	2012	2012
	RMB	RMB	US$
Amounts due from related parties:
Accounts receivable from CMCC	63,886	58,524	9,393
Due from Phoenix TV Group	—	5,057	812
Staff advance to management	502	230	37
Total	64,388	63,811	10,242
Amounts due to related parties:
Advance from CMCC	—	1,806	290
Due to Phoenix TV Group	3,889	—	—
Total	3,889	1,806	290

The amounts due from or amounts due to Phoenix TV Group were net amounts of other operating funds advance provided by Phoenix TV, expenses paid by other entities of the Phoenix TV Group on behalf of the Group, expenses charged by Phoenix TV Group under the cooperation agreement, accounts receivable from Phoenix TV Group for the advertising services provided to its customers, as well as technical and marketing services provided to Phoenix TV Group. Refer to Note 18(a) for details.

Restricted Net Assets	12 Months Ended
Dec. 31, 2012
Restricted Net Assets [Abstract]
Restricted Net Assets

20. Restricted Net Assets

Relevant PRC laws and regulations permit payments of dividends by the Company’s subsidiaries, the VIEs and the subsidiaries of one of the VIEs incorporated in the PRC only out of their retained earnings, if any, as determined in accordance with PRC accounting standards and regulations. In addition, the Company’s subsidiaries, the VIEs and the subsidiaries of one of the VIEs incorporated in the PRC are required to annually appropriate 10% of their net after-tax income to the general reserve fund or the statutory surplus fund prior to payment of any dividends, unless such reserve funds have reached 50% of their respective registered capital. As a result of these and other restrictions under PRC laws and regulations, and in accordance with Securities and Exchange Commission Regulation S-X Rule 4-08 (e) (3), General Notes to Financial Statements, the Company’s subsidiaries, the VIEs and the subsidiaries of one of the VIEs incorporated in the PRC are restricted in their ability to transfer a portion of their net assets to the Company either in the form of dividends, loans or advances, which the restricted portion amounted to approximately RMB91.3 million and RMB100.9 million (US$16.2 million) as of December 31, 2011 and 2012, respectively. Even though the Company currently does not require any such dividends, loans or advances from the PRC entities for working capital and other funding purposes, the Company may in the future require additional cash resources from them due to changes in business conditions, to fund future acquisitions and development, or merely to declare and pay dividends or distributions to the company’s shareholders. Except for the above, there is no other restriction on use of proceeds generated by the Company’s subsidiaries, the VIEs and the subsidiaries of one of the VIEs to satisfy any obligations of the Company.

The Company performed a test on the restricted net assets of the Company’s subsidiaries, the VIEs and the subsidiaries of one of the VIEs (the “restricted net assets”) in accordance with Securities and Exchange Commission Regulation S-X Rule 4-08 (e) (3), General Notes to Financial Statements and concluded that the restricted net assets did not exceed 25% of the consolidated net assets of the Company as of December 31, 2012 and the condensed financial information of the Company are not required.

Investment in PHOENIXi	12 Months Ended
Dec. 31, 2012
Investment in PHOENIXi [Abstract]
Investment in PHOENIXi

21. Investment in PHOENIXi

PHOENIXi was a subsidiary of the Company and was liquidated on December 21, 2011. The Company deconsolidated PHOENIXi and its subsidiaries upon the commencement of the liquidation and accounted for PHOENIXi using the cost method as it no longer exercised control or significant influence.

In November 2000, Phoenix TV made a US$5.0 million interest-free, payable-in-demand loan to the BVI Company, which was accounted as short term loan due to Phoenix TV Group by the Company, and the BVI Company then advanced the US$5.0 million to PHOENIXi in the form of the promissory note. The note represents the only debt that PHOENIXi held when it was put into liquidation and the Company is PHOENIXi’s sole creditor. The Company determined there was an other than temporary impairment to its investment in PHOENIXi as it is insolvent, then wrote off the cost method investment in October 2006, and revalued the note on an annual basis to the present value of cash flow expected to receive from PHOENIXi, which will include all the cash and cash equivalents owned by PHOENIXi, with the changes to the carrying value included in the consolidated statement of operations.

The note receivable was RMB17.6 million as of December 31, 2010. During the PHOENIXi’s liquidation process in 2011, PHOENIXi repaid US$2.2 million, or RMB14.3 million to PNM directly, and RMB2.2 million to Phoenix TV Group on PNM’s behalf. The difference has been recognized in the consolidated statements of comprehensive income.

With the completion of the liquidation in December 2011, Phoenix TV and PNM agreed to settle the US$5.0 million short term loan arising from PHOENIXi. PNM will repay the same amount which was received from PHOENIXi to Phoenix TV Group. For the remaining balance of RMB15.6 million of the short term loan due to Phoenix TV group was waived and accounted for a shareholders’ contribution in the Group’s statements of shareholders’ equity/(deficit).

Subsequent Events	12 Months Ended
Dec. 31, 2012
Subsequent Events [Abstract]
Subsequent Events

22. Subsequent Events

On February 28, 2013, the Group obtained a short-term credit facility for working capital purposes totaling RMB30.0 million through an agreement with China Merchants Bank Co., Ltd.. The credit facility will expire on February 28, 2014. As of the date of this annual report the facilities has not been used.

On March 15, 2013, the Company granted up to 18,708,400 options to its employees under the refreshed Limit of the June 2008 Scheme, the exercise price of the option was US$0.4459, or US$3.5674 per ADS, the fair value of the option as of the grant date was US$0.299.

Principal Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Principal Accounting Policies [Abstract]
Basis of presentation, principles of consolidation and cost allocations

(a) Basis of presentation, principles of consolidation and cost allocations

The consolidated financial statements include the financial statements of the Company, its subsidiaries, its VIEs, and the subsidiaries of one of its VIEs prepared on a going concern basis. All significant transactions and balances among the Company, its subsidiaries, its VIEs and the subsidiaries of the VIE have been eliminated upon consolidation. Based on the Contractual Arrangements (see Note 1), the Company consolidates the VIEs as required by Accounting Standards Codification (“ASC”) 810 Consolidation, because Fenghuang On-line holds all the variable interests of the VIEs and has been determined to be the primary beneficiary of the VIEs. The consolidated financial statements of the Company are prepared in accordance with U.S. GAAP.

The Reorganization as described in Note 1 has been accounted for on a carryover basis as a reorganization of businesses under common control in a manner similar to a pooling of interests.

The Group and Phoenix TV Group have engaged in various mutual cooperation activities in content, branding and promotions, technical support and corporate management. There was no payment for these arrangements until November 2009, when the Group entered into a cooperation agreement with Phoenix TV which stipulates the costs and expenses charged to the Group related to content and other services provided by Phoenix TV Group (See Note 18(a)). The agreement was effective as of January 1, 2010. Accordingly, the related costs and expenses were recorded by the Group based on the cooperation agreement for the years ended December 31, 2010, 2011 and 2012.

Apart from the above cooperation agreement, Phoenix TV Group also paid certain expenses on the behalf of the Group, such as technical support services, data line usage and other general and administrative expenses, which the Group needed to settle with Phoenix TV Group based on the actual amount, and were recorded in the consolidated statements of comprehensive income.

Use of estimates

(b) Use of estimates

The preparation of the Group’s consolidated financial statements in conformity with the U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ materially from such estimates. These estimates and assumptions include, but are not limited to, the accounting for advertising and paid service revenues, the determination of estimated selling prices of multiple elements revenues contract, accounting for income taxes and uncertain tax positions, allowances for doubtful accounts, share-based compensation, consolidation, determination of the estimated useful lives of property and equipment and intangible assets, assessment of impairment of long-lived assets, determination of the fair value of financial instruments, determination of the fair value of series A convertible redeemable preferred shares and foreign currency represent critical accounting policies that reflect the more significant judgments and estimates used in the preparation of its consolidated financial statements.

Foreign currency translation

(c) Foreign currency translation

The Group uses Renminbi (“RMB”) as its reporting currency. The functional currency of the Company and its subsidiary incorporated in the BVI is United States dollar (“US$”), its subsidiary incorporated in Hong Kong is Hong Kong dollar (“HK$”), while the functional currency of the other entities in the Group is RMB. In the consolidated financial statements, the financial information of the Company and its subsidiaries, which use US$ or HK$ as their functional currency, have been translated into RMB at the exchange rates quoted by the People’s Bank of China (the “PBOC”). Assets and liabilities are translated at the exchange rates on the balance sheet date, equity amounts are translated at historical exchange rates, and revenues, expenses, gains, and losses are translated using the average rate for the period. Translation adjustments arising from these are reported as foreign currency translation adjustments and have been shown as a component of other comprehensive loss in the consolidated statement of shareholders’ equity/(deficit) and the consolidated statements of comprehensive income.

Foreign currency transactions denominated in currencies other than functional currency are translated into the functional currency using the exchange rates prevailing at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies at the balance sheet date are remeasured at the applicable rates of exchange in effect at that date. Foreign exchange gains and losses resulting from the settlement of such transactions and from remeasurement at period-end are recognized in foreign currency exchange gain or loss in the consolidated statements of comprehensive income.

Convenience translation

(d) Convenience translation

Translations of amounts from RMB into US$ for the convenience of the reader were calculated at the noon buying rate of US$1.00 = RMB6.2301 on December 31, 2012 as set forth in the H.10 statistical release of the U.S. Federal Reserve Board. No representation is made that the RMB amounts could have been, or could be, converted into US$ at such rate.

Fair value of financial instruments

(e) Fair value of financial instruments

The Group’s financial instruments include cash equivalents, term deposits, accounts receivable, amounts due from related parties, prepayment and other current assets, accounts payable, amounts due to related parties, advances from customers, salary and welfare payable, accrued expense and other current liabilities and other non-current assets. On January 1, 2008, the Group adopted the U.S. GAAP guidance on ‘‘Fair Value Measurements’’. Refer to Note 15 for details.

Cash and cash equivalents

(f) Cash and cash equivalents

Cash and cash equivalents represent cash on hand, demand deposits, time deposits and highly liquid investments placed with banks or other financial institutions, which are unrestricted as to withdrawal or use, and which have original maturities of three months or less.

Term deposits

(g) Term deposits

Term deposits represent time deposits placed with banks with original maturities of more than three months and up to one year. Interest earned is recorded as interest income in the consolidated statements of comprehensive income.

Accounts receivable, net

(h) Accounts receivable, net

The carrying value of accounts receivable is reduced by an allowance that reflects the Group’s best estimate of the amounts that will not be collected. Many factors are considered in estimating the general allowance, including but not limited to reviewing accounts receivable balances, historical bad debt rates, aging analysis, customer credit worthiness and industry trend analysis. The Group also makes the specific allowance if there is evidence showing that the receivable is unlikely to be collected. Accounts receivable balances are written off against the allowance when they are determined to be uncollectible. Refer to Note 4 for details.

Property and equipment, net

(i) Property and equipment, net

Property and equipment are stated at cost less accumulated depreciation and impairment. Property and equipment are depreciated over the following estimated useful lives on a straight-line basis:

Estimated useful lives
Computer, equipment and furniture	5 years
Motor vehicles	5 years
Leasehold improvements	Lesser of lease terms or the estimated useful lives of the assets

Expenditures for maintenance and repairs are expensed as incurred. The gain or loss on the disposal of property and equipment is the difference between the net sales proceeds and the carrying amount of the relevant assets and is recognized in the consolidated statements of comprehensive income.

Intangible assets, net

(j) Intangible assets, net

Intangible assets mainly consist of computer software purchased from unrelated third parties and an Internet domain name. Intangible assets are stated at cost less impairment and accumulated amortization, which is computed using the straight-line method over the estimated useful lives of the assets. The estimated useful lives are 5 years for computer software, and 10 years for the Internet domain name.

Impairment of long-lived assets

(k) Impairment of long-lived assets

Long-lived assets such as property and equipment and intangible assets are reviewed for impairment whenever events or changes in the circumstances indicate that the carrying value of an asset may not be recoverable. When these events occur, the Group assesses the recoverability of the long-lived assets by comparing the carrying amount to the estimated future undiscounted cash flows associated from the use of the asset and its eventual disposition, and recognize an impairment of long-lived assets when the carrying value of such assets exceeds the estimated future undiscounted cash flows such assets is expected to generate. If the Group identifies an impairment, the Group reduces the carrying amount of the assets group to its estimated fair value based on a discounted cash flow approach or, when available and appropriate, to comparable market values. No impairment of long-lived assets was recognized for any of the periods presented.

Revenue recognition

(l) Revenue recognition

Revenue is recognized when persuasive evidence of an arrangement exists, the price is fixed or determinable, service is performed and the collectability of the related fee is reasonably assured. In October 2009, the Financial Accounting Standards Board (the ‘‘FASB’’) issued Accounting Standards Update (“ASU”) 2009-13, Multiple Deliverable Revenue Arrangements, to address the accounting for multiple-deliverable arrangements. ASU 2009-13 is effective prospectively in fiscal years beginning upon or after June 15, 2010, and early adoption is permitted. The Group has elected early adoption ASU 2009-13 through a retrospective application to all revenue arrangements for all periods presented of the financial statements.

(i)         Net advertising revenues

Advertising revenues are derived principally from advertising arrangements where the advertisers pay to place their advertisements on the Group’s website in different formats over a particular period of time. Such formats generally include but are not limited to banners, text-links, videos, logos, buttons, and rich media. Advertisements on the Group’s website are generally charged on the basis of duration, and advertising contracts are signed to establish the fixed price and the advertising services to be provided. Where collectability is reasonably assured, advertising revenues from advertising contracts are recognized ratably over the contract period of display.

The majority of the Group’s advertising revenue arrangements involve multiple element deliverables, including placements of different advertisement formats on the Group’s website over different periods of time. The Group breaks down the multiple element arrangements into single units of accounting when possible, and allocates total consideration to each single unit of accounting using the relative selling price method. The Group mainly uses (a) vendor-specific objective evidence of selling price, if it exists; otherwise, (b) third-party evidence of selling price. If neither (a) nor (b) exists, the Group will use (c) management’s best estimate of the selling price for that deliverable. The Group recognizes revenue on the elements delivered and defers the recognition of revenue for the fair value of the undelivered elements until the remaining obligations have been satisfied. Where all of the elements within an arrangement are delivered uniformly over the agreement period, the revenues are recognized on a straight line basis over the contract period.

Agency service fees to third-party advertising agencies

The Group provides cash incentives in the form of agency service fees to certain third-party advertising agencies based on sales performance, and accounts for such incentives as a reduction of revenue in accordance with ASC 605-50-25, Customer Payments and Incentives: Recognition. The Group has estimated and recorded RMB26.9 million, RMB49.1 million and RMB77.7 million (US$12.5 million) in agency service fees to third-party advertising agencies for the years ended December 31, 2010, 2011 and 2012, respectively.

Barter transactions

The Group enters into barter transaction involving advertising services and follows ASC 605-20, Revenue Recognition: Services. Such barter transactions should be recorded at fair value only if such value of the advertising surrendered in the transaction is determinable within reasonable limits. The Group did not recognize revenue and expenses for advertising-for-advertising barter transactions since the fair value of the advertising services surrendered/received in the transaction is not determinable for the years ended December 31, 2010, 2011 and 2012. Except for advertising-for-advertising barter transactions, the Group recognized revenue from barter transactions involving exchanging advertising services for content, technical and marketing services amounted to nil, RMB2.3 million and RMB2.3 million (US$0.4 million) for the years ended December 31, 2010, 2011 and 2012, respectively.

(ii)       Paid service revenues

Paid service revenues comprise of MIVAS and video VAS.

MIVAS

MIVAS revenues are derived from providing mobile phone users with digital reading services, mobile game services, wireless value-added services (“WVAS”). WVAS include short messaging services (“SMS”), multi-media messaging services (“MMS”), music services such as ring-back tone (“RBT”), interactive voice response (“IVR”) and wireless application protocol (“WAP”) services. Revenues from digital reading services, mobile game services and WVAS are charged on a monthly or per-usage basis. MIVAS revenues also include revenues from Internet value-added services (“Internet VAS”), which mainly consisted of web-based games which are played over the Internet using a Web browser. Revenues from MIVAS are recognized in the period in which the service is performed, provided that no significant obligation remains, collection of the receivables is reasonably assured and the amounts can be accurately estimated.

The Group contracts with China Mobile Communication Corporation and its subsidiaries (“CMCC”), and to a lesser degree, with other mobile operators, for billing, collection and transmission services related to the MIVAS offered to its users. The determination of whether to record these revenues using the gross or net method is based on an assessment of various factors; the primary factors are whether the Group is acting as the principal in offering services to the customer or as an agent in the transaction, and the specific requirement of each contract. CMCC and its subsidiaries are related parties of the Group, see Note 19.

For most of mobile game services and WVAS, the Group is responsible to provide desired services to the customers and has reasonable latitude to establish price, therefore the Group is considered the primary obligor in these transactions, and revenues from these services are recorded on a gross basis. Revenues from digital reading services and music services are recorded on a net basis as the Group is acting as an agent of operators in these transactions.

Due to the time lag between when the services are rendered and when the operator billing statements are received, most MIVAS revenues are estimated based on the Group’s internal billing records and transmissions for the month, adjusting for prior periods’ confirmation rates with operators and prior periods’ discrepancies between internally estimated revenues and actual revenues confirmed by operators. There was no significant difference between the Group’s estimates and the operators’ billing statements for all the periods presented.

The Group also contracts with CMCC to provide news contents and other services to support CMCC’s own mobile newspaper products. A fixed fee is charged for the contract period, and is recognized as revenue using straight-line method.

For web-based game services, all of the web-based games provided on the Group's platform are developed by third-party game developers and can be accessed and played by game players without downloading separate software. The Group primarily views the game developers to be its customers and considers its responsibility under its agreements with the game developers to be promotion of the game developers' games. The Group collects payments from game players in connection with the sale of in-game virtual currencies and remits certain agreed-upon percentages of the proceeds to the game developers. Revenue from the sale of in-game virtual currency is recorded net of remittances to game developers and deferred until the estimated consumption date of the virtual items, which is within a short period of time, typically a few days, after purchase of the in-game virtual currency.

Video VAS

The Group provides video programming such as documentaries, news clips and features edited and produced by the Group to the customers through its online subscription and pay-per-view video services or through its mobile subscription and pay-per-view video services. Such revenues are recognized evenly in the subscription period, or in the period in which pay-per-view service is provided, provided no significant obligation remains, collection of the receivables is reasonably assured and the amounts can be accurately estimated.

The Group contracts with CMCC and other mobile operators for billing, collection and transmission services related to the mobile video services. Revenues from mobile video services are recorded on a net basis as the operators are considered primary obligor in the transaction.

The Group also generates revenues from video content sales agreements for television programming produced by Phoenix TV Group. The video content sales agreements the Group enters into involve the transfer of non-exclusive broadcasting rights to other third-party websites or other Internet and mobile media companies for a definitive license period. In accordance with ASC 926-605, Entertainment-Films, Revenue Recognition, the Group recognizes revenues in respect of its video content sales arrangements when the following criteria are met: persuasive evidence of a video content sales arrangement with a customer exists, the content has been delivered or is available for immediate and unconditional delivery, the sublicense period of the arrangement has begun and the customer can begin its exhibition, the arrangement fee is fixed or determinable and collection of the arrangement fee is reasonably assured. Pursuant to the cooperation agreement signed with Phoenix TV, the Group pays Phoenix TV 50% of the revenues generated from sales of Phoenix TV’s video content, which is recorded in cost of revenues. Refer to Note 18(a) for details.

Cost of revenues

(m) Cost of revenues

The Group’s cost of revenues consists primarily of (i) revenue sharing fees, including service fees retained by mobile telecommunications operators which are recognized as cost of revenues for revenues recorded on gross basis and revenue sharing fees paid to the Group’s channel and content partners, (ii) content and operational costs, including salary expenses associated with content production and certain advertisement sales support personnel, content procurement costs to third-party professional media companies and to Phoenix TV, administrative costs related to in-house content production, channel testing costs, rental cost, depreciation and other operating costs, (iii) bandwidth costs, and (iv) sales taxes and surcharges, sales taxes include business tax and value added tax.

Business tax is imposed by the Chinese government on the revenues the Group report for the provision of taxable services, transfer of intangible assets and the sale of immovable properties. The business tax rate varies depending on the nature of the revenues. The Group is also subject to cultural development fee on the provision of advertising services in China. As a result of the Group’s current structure in the PRC, the Group’s revenues are subject to business tax and surcharge more than once. Before September 1, 2012, the VIEs’ advertising revenues earned from external customers are subject to business tax, surcharges and cultural development fees ranging from 8.5% to 8.6%. The VIEs’ paid service revenues earned from external customers are subject to business tax and surcharges ranging from 3.4% to 5.6%. Additionally, the technical service fees paid by the VIEs to Fenghuang On-line pursuant to the Contractual Agreements are subject to business tax and surcharges of 5.6%.

On November 16, 2011, Ministry of Finance and the State Administration of Taxation announced the Business Tax to Value Added Tax Transformation Pilot Program, or the VAT Pilot Program. Productive service industries, such as the transportation industry and certain modern services industries, were the first in the pilot regions to implement the VAT Pilot Program. The implementation of the VAT Pilot Program began on January 1, 2012 in Shanghai and on September 1, 2012 in Beijing, and was then expanded to seven other provinces and municipalities by the end of 2012. As a result of the VAT Pilot Program, the advertising revenues and other modern service revenues, such as web-based game service revenues and technical service fees, earned by the Group’s entities located in Beijing are subject to value-added tax at a rate of 6%.

The sales taxes and surcharges in cost of revenues for the years ended December 31, 2010, 2011 and 2012 were RMB28.3 million, RMB59.5 million and RMB72.1 million (US$11.6 million), respectively.

Sales and marketing expenses

(n) Sales and marketing expenses

Sales and marketing expenses comprise primarily of: (i) sales commissions as well as administrative and operating expenses related to the sales and marketing personnel; (ii) advertising and promotion expenses; and (iii) rental expense, depreciation and amortization expenses. The Group expenses advertising costs as incurred. Total advertising expenses were RMB10.6 million, RMB17.5 million and RMB31.1 million (US$5.0 million) for the years ended December 31, 2010, 2011 and 2012, respectively.

Technology and product development expenses

(o) Technology and product development expenses

Technology and product development expenses mainly consist of: (i) personnel-related expenses associated with the development of, enhancement to, and maintenance of the Group’s websites; (ii) expenses associated with new technology and product development and enhancement; and (iii) rental expense and depreciation of servers. The Group expenses technology and product development expenses as incurred for all the periods presented.

Operating leases

(p) Operating leases

Leases where substantially all the rewards and risks of ownership of assets remain with the leaser are accounted for as operating leases. Payments made under operating leases are charged to the consolidated statements of comprehensive income on a straight-line basis over the lease term. The Group normalizes rental expense on operating leases that involve rent concessions.

Share-based compensation

(q) Share-based compensation

The Company has incentive plans for the granting of share-based awards, including share options, restricted shares and restricted share units. The Company measures the cost of employee services received in exchange for share-based compensation at the grant date fair value of the award. The Company recognizes the share-based compensation as costs and/or expenses in the consolidated statements of comprehensive income, net of estimated forfeitures, on a graded-vesting basis over the vesting term of the awards.

Cancellation of an award accompanied by the grant of a replacement award is accounted for as a modification of the terms of the cancelled award (“modification awards”). The compensation costs associated with the modification awards are recognized if either the original vesting condition or the new vesting condition has been achieved. Such compensation costs cannot be less than the grant-date fair value of the original award. The incremental compensation cost is measured as the excess of the fair value of the replacement award over the fair value of the cancelled award at the cancellation date. Therefore, in relation to the modification awards, the Company recognizes share-based compensation over the vesting periods of the new awards, which comprises (i) the amortization of the incremental portion of share-based compensation over the remaining vesting term and (ii) any unrecognized compensation cost of original award, using either the original term or the new term, whichever is higher for each reporting period.

The Company adopts the Black-Scholes option pricing model to determine the fair value of share options, and determined the fair value of restricted share and restricted share units based on the fair value of the underlying ordinary shares at the grant date considering the dilutive effect of restricted share and restricted share units.

Forfeiture rate are estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from initial estimates. The Group uses historical data to estimate pre-vesting option and restricted share units forfeitures and record stock-based compensation expense only for those awards that are expected to vest. Refer to Note 14 for further information regarding share-based compensation assumptions and expenses.

Income taxes

(r) Income taxes

Current income taxes are provided on the basis of net income for financial reporting purposes, adjusted for income and expense items which are not assessable or deductible for income tax purposes, in accordance with the regulations of the relevant tax jurisdictions. Deferred income taxes are provided using an asset and liability method. Under this method, deferred income taxes are recognized for the tax consequences of temporary differences by applying enacted statutory rates applicable to future years to differences between the financial statement carrying amounts and the tax bases of existing assets and liabilities. The tax base of an asset or liability is the amount attributed to that asset or liability for tax purpose. The effect on deferred taxes of a change in tax rates is recognized in the consolidated statements of comprehensive income in the period of change. A valuation allowance is provided to reduce the amount of deferred tax assets if it is considered more likely than not that some portion of, or all of the deferred tax assets will not be realized.

Uncertain tax positions

The Group adopted the provisions of ASC 740-10, Income Taxes: Overall, on January 1, 2007, which clarified the accounting for uncertainty in income taxes by prescribing the recognition and measurement thresholds a tax position is required to meet before being recognized in the financial statements. The guidance prescribes a more likely than not threshold for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. Significant judgment is required in evaluating the Group’s uncertain tax positions and determining its provision for income taxes. Refer to Note 11 for details of the Group’s tax positions.

Employee social security and welfare benefits

(s) Employee social security and welfare benefits

Full-time employees of the Group in the PRC are entitled to staff welfare benefits including pension, work-related injury benefits, maternity insurance, medical insurance, unemployment benefit and housing fund plans through a PRC government-mandated multi-employer defined contribution plan. The Group is required to accrue for these benefits based on certain percentages of the employees’ salaries, up to a maximum amount specified by the local government. The Group is required to make contributions to the plans out of the amounts accrued. The PRC government is responsible for the medical benefits and the pension liability to be paid to these employees and the Group’s obligations are limited to the amounts contributed. Employee social benefits included as expenses in the accompanying consolidated statements of comprehensive income were RMB17.9 million, RMB31.7 million and RMB47.2 million (US$7.6 million) for the years ended December 31, 2010, 2011 and 2012, respectively.

Statutory reserves

(t) Statutory reserves

In accordance with the laws applicable to China’s Foreign Investment Enterprises, those of the Company’s China-based subsidiaries that are considered under PRC law to be a wholly foreign-owned enterprise are required to make appropriations from their after-tax profit (as determined under the Accounting Standards for Business Enterprises as promulgated by the Ministry of Finance of the People’s Republic of China (“PRC GAAP”)) to non-distributable reserve funds including (i) general reserve fund, (ii) enterprise expansion fund and (iii) staff bonus and welfare fund. The appropriation to the general reserve fund must be at least 10% of the after-tax profits calculated in accordance with PRC GAAP. Appropriation is not required if the general reserve fund has reached 50% of the registered capital of the respective company. Appropriations to the other two reserve funds are at the respective companies’ discretion.

In accordance with the China Company Laws, those of the Company’s China-based subsidiaries that are considered under PRC law to be domestically funded enterprises, as well as the Company’s VIEs are required to make appropriations from their after-tax profit (as determined under PRC GAAP) to non-distributable reserve funds including (i) statutory surplus fund and (ii) discretionary surplus fund. The appropriation to the statutory surplus fund must be at least 10% of the after-tax profits calculated in accordance with PRC GAAP. Appropriation is not required if the statutory surplus fund has reached 50% of the registered capital of the respective company. Appropriation to the discretionary surplus fund is at the discretion of the respective company.

General reserve fund and statutory surplus fund are restricted for set off against losses, expansion of production and operation or increase in register capital of the respective company. The Group has made appropriations of RMB4.0 million, RMB14.3 million and RMB7.3 million (US$1.2 million) to these funds for the years ended December 31, 2010, 2011 and 2012, respectively.

Related parties

(u) Related parties

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also considered to be related if they are subject to common control or significant influence, such as a family member or relative, shareholder, or a related corporation.

Dividends

(v) Dividends

Dividends are recognized when declared. No dividends were declared for the years ended December 31, 2010 and 2011 and 2012, respectively. The Group does not have any present plan to pay dividends on ordinary shares in the foreseeable future. The Group currently intends to retain the available funds and future earnings to operate and expand its business.

Net (loss)/income per share

(w) Net (loss)/income per share

The Company computes net (loss)/income per Class A and Class B ordinary share in accordance with ASC 260-10, Earnings Per Share: Overall, using the two class method. Under the two-class method, net income is allocated between ordinary shares and other participating securities based on their participating rights. Net losses are not allocated to other participating securities if based on their contractual terms they are not obligated to share in the losses.

Basic net (loss)/income per share is computed by dividing net (loss)/income attributable to ordinary shareholders, considering the accretion of redemption feature and amortization of beneficial conversion feature related to its convertible redeemable preferred shares (see Note 12), by the weighted average number of ordinary shares and contingently issuable shares outstanding during the period except that it does not include unvested restricted shares and repurchased ordinary shares subject to cancellation.

The liquidation and dividend rights of the holders of the Company’s Class A and Class B ordinary shares are identical, except with respect to voting. As a result, and in accordance with ASC 260-10, the undistributed earnings for each year are allocated based on the contractual participation rights of the Class A and Class B ordinary shares. As the liquidation and dividend rights are identical, the net (loss)/income are allocated on a proportionate basis.

Diluted net (loss)/income per share is calculated by dividing net (loss)/income attributable to ordinary shareholders, as adjusted for the effect of dilutive potential ordinary shares, if any, by the weighted average number of ordinary shares outstanding and dilutive potential ordinary shares during the period. Potential ordinary shares are excluded in the denominator of the diluted net (loss)/income per share calculation if their effects would be anti-dilutive. Potential ordinary shares consist of ordinary shares issuable upon the conversion of the series A convertible redeemable preferred shares using the if-converted method, and ordinary shares issuable upon the exercise of share options and the vesting of restricted share units and restricted shares using the treasury stock method.

Treasury stock

(x) Treasury stock

The Company accounted for those shares repurchased as treasury stock at cost in accordance with ASC 505-30, Treasury Stock, and is shown separately in the shareholders’ equity as the Company has not yet decided on the ultimate disposition of those shares acquired. When the Company decides to cancel the treasury stock, the difference between the original issuance price and the repurchase price is debited into additional paid-in capital. Refer to Note 17 for details.

Comprehensive income

(y) Comprehensive income

Comprehensive income is defined as the change in equity of the Group during a period arising from transactions and other events and circumstances excluding transactions resulting from investments by shareholders and distributions to shareholders. Comprehensive income is reported in the consolidated statements of comprehensive income. Accumulated other comprehensive loss, as presented on the Group’s consolidated balance sheets, includes the foreign currency translation adjustment.

Segment reporting

(z) Segment reporting

Based on the criteria established by ASC 280, Segment Reporting, the Group’s chief operating decision maker has been identified as the Chief Executive Officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Group. The Group has internal reporting of cost and expenses that does not distinguish between segments, and reports costs and expenses by nature as a whole. The Group does not distinguish between markets or segments for the purpose of internal reporting. Hence, the Group has only one operating segment. As the Group’s long-lived assets and revenue are substantially located in and derived from the PRC, no geographical segments are presented.

Recently issued accounting pronouncements

(aa) Recently issued accounting pronouncements

In July 2012, the FASB issued ASU No. 2012-02 (“ASU 2012-02”), Testing Indefinite-Lived Intangible Assets for Impairment, which is intended to reduce the cost and complexity of performing the impairment test for indefinite-lived intangible assets other than goodwill by providing entities an option to perform a qualitative assessment to determine whether further quantitative impairment testing is necessary. If an entity believes, as a result of its qualitative assessment, that it is more-likely-than-not that an indefinite lived intangible asset is impaired, the quantitative impairment test is required. Otherwise, no further testing is required. This standard is effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012, with early adoption permitted. The Group will adopt ASU 2012-02 beginning January 1, 2013 and does not expect the adoption to have a material impact on its consolidated financial statements.

In February 2013, the FASB issued ASU No. 2013-02 (“ASU 2013-02”), Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income, which is intended to improve the reporting of reclassifications out of accumulated other comprehensive income. It does not change the current requirements for reporting net income or other comprehensive income in financial statements. However, the standard requires an entity to provide information about the amounts reclassified out of accumulated other comprehensive income by component. For public entities, the amendments are effective prospectively for reporting periods beginning after December 15, 2012, with early adoption permitted. The Group will adopt ASU 2013-02 beginning January 1, 2013 and does not expect the adoption to have a material impact on its consolidated financial statements.

Organization and Principal Activities (Tables)	12 Months Ended
Dec. 31, 2012
Organization and Principal Activities [Abstract]
Schedule of subsidiaries, VIEs and subsidiaries of VIEs

The details of the subsidiaries, VIEs and the subsidiaries of one of the VIEs as of December 31, 2012 are set out below:

			Percentage
			of Direct or
			Indirect
	Place of	Date of	Economic	Principal
Name	Incorporation	Incorporation	Ownership	Activity
Direct subsidiaries:
Phoenix Satellite Television Information Limited	British Virgin Islands (“BVI”)	September 1, 1999	100%	Investment holding
Phoenix New Media (Hong Kong) Company Limited	Hong Kong	February 24, 2011	100%	Advertising
Indirect subsidiaries:
Fenghuang On-line (Beijing) Information Technology Co., Ltd. (“Fenghuang On-line”)	PRC	December 20, 2005	100%	Technical consulting
Beijing Fenghuang Yutian Software Technology Co., Ltd. (“Fenghuang Yutian”)	PRC	June 15, 2012	100%	Software development
Variable interest entities (“VIEs”):
Beijing Tianying Jiuzhou Network Technology Co., Ltd. (“Tianying Jiuzhou”)	PRC	April 18, 2000	100%	Advertising, MIVAS and video VAS
Yifeng Lianhe (Beijing) Technology Co., Ltd. (“Yifeng Lianhe”)	PRC	June 16, 2006	100%	MIVAS
Direct subsidiaries of Tianying Jiuzhou:
Beijing Tianying Chuangzhi Advertising Co., Ltd. (“Tianying Chuangzhi”)	PRC	February 8, 2010	100%	Advertising
Beijing Jirong Wenhua Culture Communication Co., Ltd. (“Jirong Wenhua”)	PRC	June 1, 2012	100%	Publishing

Schedule of consolidated financial information of Group's VIEs

The following tables set forth the assets, liabilities, results of operations and cash flows of the consolidated VIEs:

	As of December 31,
	2011	2012	2012
	RMB	RMB	US$
Current assets	433,304	613,359	98,451
Non-current assets	31,449	50,442	8,096
Total assets	464,753	663,801	106,547
Accounts payable	120,803	150,367	24,136
Amounts due to related parties	921	2,167	348
Amounts due to inter-company entities	189,078	314,966	50,556
Advances from customers	6,845	5,335	856
Taxes payable	24,733	29,605	4,752
Salary and welfare payable	36,027	49,199	7,897
Accrued expenses and other current liabilities	27,859	32,479	5,213
Current liabilities	406,266	584,118	93,758
Non-current liabilities	5,504	7,996	1,283
Total liabilities	411,770	592,114	95,041

	For the Years Ended December 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$
Revenues	515,649	939,954	1,105,053	177,373
Net income/(loss)	19,473	(6,757)	16,359	2,626

	For the Years Ended December 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$
Net cash provided by operating activities	78,554	46,032	118,870	19,080
Net cash used in investing activities	(5,440)	(16,144)	(29,578)	(4,748)
Net cash used in financing activities	(7,920)	(4,066)	—	—

Principal Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Principal Accounting Policies [Abstract]
Estimated useful lives of property and equipment

Property and equipment are stated at cost less accumulated depreciation and impairment. Property and equipment are depreciated over the following estimated useful lives on a straight-line basis:

Estimated useful lives
Computer, equipment and furniture	5 years
Motor vehicles	5 years
Leasehold improvements	Lesser of lease terms or the estimated useful lives of the assets

Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2012
Accounts Receivable, Net [Abstract]
Accounts Receivable, Net

The following table sets out the balance of accounts receivable as of December 31, 2011 and 2012:

	As of December 31,
	2011	2012	2012
	RMB	RMB	US$
Accounts receivable, gross	210,501	303,185	48,665
Allowance for doubtful accounts	(8,404)	(22,198)	(3,563)
Accounts receivable, net	202,097	280,987	45,102

Allowance for doubtful accounts receivable

The following table presents movement of the allowance for doubtful accounts:

	2010	2011	2012	2012
	RMB	RMB	RMB	US$
Balance at the beginning of the period	1,398	2,447	8,404	1,349
Additional provision charged to bad debt expenses	1,049	11,926	25,902	4,158
Write-off of bad debt provision	—	(5,969)	(12,108)	(1,944)
Balance at the end of the period	2,447	8,404	22,198	3,563

Prepayment and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2012
Prepayment and Other Current Assets [Abstract]
Prepayment and Other Current Assets

The following is a summary of prepayment and other current assets:

	As of December 31,
	2011	2012	2012
	RMB	RMB	US$
Prepaid rental and deposit	4,634	3,404	546
Prepayment to suppliers and other business related expenses	30,265	34,029	5,462
Receivable related to exercise of employee option	10,924	3,285	527
Others	511	1,839	296
Total	46,334	42,557	6,831

Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2012
Property and Equipment, Net [Abstract]
Summary of property and equipment, net

The following is a summary of property and equipment, net:

	As of December 31,
	2011	2012	2012
	RMB	RMB	US$
Computer, equipment and furniture	55,070	86,346	13,859
Motor vehicles	2,601	5,393	866
Leasehold improvements	13,651	43,055	6,911
Total	71,322	134,794	21,636
Less: accumulated depreciation	(30,310)	(32,247)	(5,176)
Net book value	41,012	102,547	16,460

Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2012
Intangible Assets, Net [Abstract]
Summary of Intangible Assets, Net

The following table summarizes the Group’s intangible assets, net:

	As of December 31,
	2011	2012	2012
	RMB	RMB	US$
Software	7,250	12,665	2,033
Domain name	54	54	9
Total	7,304	12,719	2,042
Less: accumulated amortization	(1,889)	(3,231)	(519)
Net book value	5,415	9,488	1,523

Other Non-Current Assets (Tables)	12 Months Ended
Dec. 31, 2012
Other Non-Current Assets [Abstract]
Summary of other non-current assets

The following is a summary of other non-current assets:

	As of December 31,
	2011	2012	2012
	RMB	RMB	US$
Rental deposits	9,203	8,061	1,294
Non-current portion of prepayment to suppliers and other business related expenses	2,925	5,043	809
Total	12,128	13,104	2,103

Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Accrued Expenses and Other Current Liabilities [Abstract]
Accrued expenses and other current liabilities

Accrued expenses and other current liabilities are comprised of:

	As of December 31,
	2011	2012	2012
	RMB	RMB	US$
Deposit from advertising agencies	11,702	11,149	1,790
Accrued professional fees	5,800	4,406	707
General operating expenses payables	20,497	23,754	3,813
Others	1,277	1,408	227
Total	39,276	40,717	6,537

Cost of Revenues (Tables)	12 Months Ended
Dec. 31, 2012
Cost of Revenues [Abstract]
Cost of Revenues

The cost of revenues is as follows:

	For the Years Ended December 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$
Revenue sharing fees	151,732	285,960	263,518	42,298
Content and operational costs	99,838	171,707	227,934	36,585
Bandwidth costs	19,552	37,462	67,721	10,870
Sales taxes and surcharges	28,301	59,547	72,126	11,577
Total	299,423	554,676	631,299	101,330

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Taxes [Abstract]
Summary of provisions for income tax expenses

The provisions for income tax expenses are summarized as follows:

	For the Years Ended December 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$
Current tax expenses	8,927	26,464	22,550	3,620
Deferred tax expenses/(benefit)	1,572	(11,318)	(5,573)	(895)
Income tax expenses	10,499	15,146	16,977	2,725

Components of income before tax and income tax expenses for PRC and non-PRC operations

The components of income before tax and income tax expenses for PRC and non-PRC operations are as follows:

	For the Years Ended December 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$
Income arising from PRC operations	102,658	155,625	103,168	16,560
(Loss)/profit arising from non-PRC operations	(18,076)	(38,004)	21,168	3,397
Income before taxes	84,582	117,621	124,336	19,957
Income tax expenses relating to PRC operations	10,499	15,122	16,961	2,722
Income tax expense relating to non-PRC operations	—	24	16	3
Income tax expenses	10,499	15,146	16,977	2,725
Effective tax rate for PRC operations	10.2%	9.7%	16.4%	16.4%

Reconciliation of differences between statutory tax rate and effective tax rate

Reconciliation of the difference between PRC statutory income tax rate and the Group’s effective income tax rate for PRC operations for the years ended December 31, 2010, 2011 and 2012 is as follows:

	For the Years Ended December 31,
	2010	2011	2012
	%	%	%
Statutory income tax rate	25.0	25.0	25.0
Permanent differences	(2.2)	(2.4)	(5.8)
Change in valuation allowance	(0.5)	(0.7)	1.0
Effect of preferential tax benefits	(14.1)	(13.5)	(6.1)
Uncertain tax positions	1.9	1.3	2.4
Others	0.1	—	(0.1)
Effective income tax rate	10.2	9.7	16.4

Combined effects of income tax expense exemption and reduction

The combined effects of the income tax expense exemption and reduction available to the Group are as follows:

	For the Years Ended December 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$
Preferential tax rate effect	14,430	20,950	6,281	1,008
Basic net (loss)/income per share effect	0.04	0.04	0.01	0.01

Tax effects of temporary differences, give rise to deferred tax assets

The tax effects of temporary differences that give rise to the deferred tax assets balances at December 31, 2011 and 2012 are as follows:

	As of December 31,
	2011	2012	2012
	RMB	RMB	US$
Deferred tax assets - current:
Provision of allowance for doubtful accounts	3,323	5,312	853
Accrued payroll and expense	8,608	12,192	1,957
Total current deferred tax assets	11,931	17,504	2,810
Deferred tax assets - non-current:
Net operating loss carry forwards	750	1,743	280
Less: valuation allowance	(750)	(1,743)	(280)
Total non-current deferred tax assets, net	—	—	—

Movement of valuation allowance

The following table sets forth the movement of the valuation allowance for deferred assets:

	2010	2011	2012	2012
	RMB	RMB	RMB	US$
Balance at the beginning of the period	2,330	1,856	750	120
Current period addition	863	—	993	160
Current period reversal	(1,337)	(1,106)	—	—
Balance at the end of the period	1,856	750	1,743	280

Reconciliation of liabilities associated with uncertain tax positions

A reconciliation of the beginning and ending amount of liabilities associated with uncertain tax positions is as follows:

	2010	2011	2012	2012
	RMB	RMB	RMB	US$
Balance at the beginning of the period	1,573	3,483	5,504	883
Increase related to current year tax positions	1,910	2,021	2,492	400
Balance at the end of the period	3,483	5,504	7,996	1,283

Series A Convertible Redeemable Preferred Share (Tables)	12 Months Ended
Dec. 31, 2012
Series A Convertible Redeemable Preferred Share [Abstract]
Changes of Series A convertible redeemable preferred shares

The following table sets forth the changes of Series A Preferred Shares:

	2010	2011	2012	2012
	RMB	RMB	RMB	US$
Balance at the beginning of the period	183,774	390,183	—	—
Accretion of redemption feature	206,409	773,623	—	—
Conversion to ordinary share upon IPO	—	(1,163,806)	—	—
Balance at the end of the period	390,183	—	—	—

Determine fair values of Series A Preferred shares, valuation assumptions [Table Text Block]

The Company engaged an independent valuation specialist to assist them in determining the fair values of the Series A Preferred Shares which were estimated as of the date of issuance and at each financial statements reporting dates before conversion into ordinary shares upon the completion of the Company’s IPO using the following assumptions:

	December 31, 2009	December 31, 2010
Risk-free interest rate	2.91%	3.15%
Volatility rate	56.41%	55.26%
Dividend yield	—	—
Discount rate	22.97%	20.43%

Share-based Compensation (Tables)	12 Months Ended
Dec. 31, 2012
Share-based Compensation [Abstract]
Share-based compensation expenses recognized in costs and expenses

Share-based compensation expenses were recognized in costs and expenses for the years ended December 31, 2010, 2011 and 2012 as follows:

	For the Years Ended December 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$
Cost of revenues	854	19,526	958	154
Sales and marketing expenses	4,664	18,254	1,423	228
General and administrative expenses	10,406	17,470	4,085	656
Technology and product development expenses	637	10,842	293	47
Total	16,561	66,092	6,759	1,085

Summary of share option activities

A summary of the Company’s share option activities for the years ended December 31, 2010, 2011 and 2012 is presented below:

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
	Options	Price	Life	Value
		US$	Years	US$ in Million
Outstanding as of December 31, 2009	72,332,425	0.03	8.4	9.5
Granted	15,768,225	0.03
Forfeited and expired	(4,727,045)	0.03
Exercised	(41,151,800)	0.03
Outstanding as of December 31, 2010	42,221,805	0.03	7.5	19.5
Granted	—	—
Cancelled to grant restricted share	(18,778,200)	0.03
Forfeited and expired	(656,286)	0.03
Exercised	(3,445,623)	0.03		2.3
Outstanding as of December 31, 2011	19,341,696	0.03	6.4	13.0
Granted	—	—
Forfeited and expired	(456,870)	0.03
Exercised	(4,887,757)	0.03		3.1
Outstanding as of December 31, 2012	13,997,069	0.03	5.4	5.9
Vested and exercisable as of December 31, 2012	13,017,318	0.03	5.4	5.5

Share options valuation assumption
For the Years Ended December 31,
	2010	2011	2012
Expected volatility rate	54.37%-54.91%	—	—
Expected dividend yield	—	—	—
Expected term (years)	4.64-5.30	—	—
Risk-free interest rate (per annum)	2.65%-3.57%	—	—

Summary of restricted share units activities

A summary of restricted share units activity for the years ended December 31, 2011 and 2012 is presented below:

		Weighted-Average
Restricted Share Units	Number of Units	Grant-Date Fair Value
		US$
Unvested at January 1, 2011	—	—
Granted	10,050,958	1.07
Vested	(4,756,956)	1.07
Forfeited	(1,037,394)	1.07
Unvested at December 31, 2011	4,256,608	1.07
Granted	—	—
Vested	(1,966,987)	1.07
Forfeited	(602,443)	1.07
Unvested at December 31, 2012	1,687,178	1.07

Summary of restricted share activities

A summary of restricted share activity for the years ended December 31, 2011 and 2012 is presented below:

		Weighted-Average
Restricted Shares	Number of Shares	Grant-Date Fair Value
		US$
Unvested at January 1, 2011	—	—
Granted	19,008,200	1.07
Vested	(9,296,370)	1.07
Forfeited	—	—
Unvested at December 31, 2011	9,711,830	1.07
Granted	—	—
Vested	(4,702,050)	1.07
Forfeited	(250,000)	1.07
Unvested at December 31, 2012	4,759,780	1.07

Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value Measurements [Abstract]
Fair Value Measurements

The following table sets forth the financial instruments, measured at fair value, by level within the fair value hierarchy:

		Fair Value Measurements at Reporting Date Using
	Total Fair Value	Quote Prices in	Significant
	and Carrying	Active Market	Other	Significant
	Value	for Identical	Observable	Unobservable
	on Balance	Assets	Inputs	Inputs
	Sheets	(Level 1)	(Level 2)	(Level 3)
	RMB	RMB	RMB	RMB
As of December 31, 2011
Cash equivalents	30,000	30,000	—	—
Term deposits	784,023	784,023	—	—
As of December 31, 2012
Cash equivalents	577,169	577,169	—	—
Term deposits	235,000	235,000	—	—

Net (Loss)/Income per Share (Tables)	12 Months Ended
Dec. 31, 2012
Net (Loss) Income per Share [Abstract]
Basic and Diluted Net Loss per Share

The following table sets forth the computation of basic and diluted net (loss)/income per share for the periods indicated:

	For the Years Ended December 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$
Net (loss)/income per Class A and Class B ordinary share - basic:
Numerator:
Net income attributable to Phoenix New Media Limited	74,083	102,475	107,359	17,232
Accretion to convertible redeemable preferred share redemption value	(206,409)	(773,623)	—	—
Income allocation to participating preferred shares	(33,093)	(6,172)	—	—
Net (loss)/income attributable to ordinary shareholders	(165,419)	(677,320)	107,359	17,232
Denominator:
Weighted average number of Class A and Class B ordinary shares outstanding	327,045,493	519,227,660	619,849,313	619,849,313
Weighted average number of contingently issuable shares	—	—	4,160,957	4,160,957
Denominator used in computing net (loss)/income per share — basic	327,045,493	519,227,660	624,010,270	624,010,270
Net (loss)/income per Class A and Class B ordinary share — basic	(0.51)	(1.30)	0.17	0.03

Net (loss)/income per Class A and Class B ordinary share - diluted:
Numerator:
Net income attributable to Phoenix New Media Limited	74,083	102,475	107,359	17,232
Accretion to convertible redeemable preferred share redemption value	(206,409)	(773,623)	—	—
Income allocation to participating preferred shares	(33,093)	(6,172)	—	—
Net (loss)/income attributable to ordinary shareholders	(165,419)	(677,320)	107,359	17,232
Denominator:
Denominator used in computing net (loss)/income per share — basic	327,045,493	519,227,660	624,010,270	624,010,270
Share-based awards	—	—	19,737,876	19,737,876
Denominator used in computing net (loss)/income per share — diluted	327,045,493	519,227,660	643,748,146	643,748,146
Net (loss)/income per Class A and Class B ordinary share — diluted	(0.51)	(1.30)	0.17	0.03

Net (loss)/income per ADS (1 ADS representing 8 Class A ordinary shares):
Denominator used in computing net (loss)/income per ADS — basic	40,880,687	64,903,458	78,001,284	78,001,284
Denominator used in computing net (loss)/income per ADS — diluted	40,880,687	64,903,458	80,468,518	80,468,518
Net (loss)/income per ADS — basic	(4.05)	(10.44)	1.38	0.22
Net (loss)/income per ADS — diluted	(4.05)	(10.44)	1.33	0.21

Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies [Abstract]
Commitments

As of December 31, 2012, future minimum commitments under non-cancelable agreements were as follows:

		Property and
		Equipment,		Cooperation
		and		with
		Intangible	Server	Phoenix TV
	Rental	Assets	Allocation	Group*	Others	Total
	RMB	RMB	RMB	RMB	RMB	RMB
2013	39,388	695	17,150	3,125	12,759	73,117
2014	33,257	—	836	3,906	646	38,645
2015	33,564	—	16	4,883	284	38,747
2016	32,526	—	—	1,526	113	34,165
2017 and thereafter	13,687	—	—	—	—	13,687
Total	152,422	695	18,002	13,440	13,802	198,361

*                               The Group and Phoenix TV Group have been involved in various cooperation arrangements, including content sharing, branding and co-promotion, technical support and corporate management (Refer to Note 2(a)). There was no payment for these arrangements until November 2009 when a cooperation agreement was signed between Phoenix TV and the Group to stipulate the cost and expenses charged to the Group for the year 2010 and going forward. Based on the agreement, the Group will pay Phoenix TV 50% of revenue generated from certain contents provided by Phoenix TV Group, plus a fixed amount of payment to cover other services provided by Phoenix TV Group. The fixed amount was RMB1.6 million for the first year of the agreement, and increases by 25% annually. On March 28, 2011, Phoenix TV and the Group amended their cooperation agreement to extend the expiration of cooperation period from November 2014 to March 2016. The consideration arrangements for the cooperation remained unchanged. This fixed amount has been included in above table as a commitment to Phoenix TV Group.

Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2012
Related Party Transaction [Line Items]
Major related parties and relationships with Group

The table below sets forth the major related parties and their relationships with the Group:

Related Parties	Relationship with the Group
Entities within the non US listed part of the Phoenix TV Group	Under common control by Phoenix TV
CMCC	A shareholder of Phoenix TV
Mr. Gao Ximin and Mr. Qiao Haiyan	Legal shareholders of Tianying Jiuzhou, employees of the Group
Mr. He Yansheng	Legal shareholder of Yifeng Lianhe, employee of the Group
Mr. Li Ya	Chief operating official of the Group

Amounts due from and due to related parties

As of December 31, 2011 and 2012, the amounts due from and due to related parties were as follows:

	As of December 31,
	2011	2012	2012
	RMB	RMB	US$
Amounts due from related parties:
Accounts receivable from CMCC	63,886	58,524	9,393
Due from Phoenix TV Group	—	5,057	812
Staff advance to management	502	230	37
Total	64,388	63,811	10,242
Amounts due to related parties:
Advance from CMCC	—	1,806	290
Due to Phoenix TV Group	3,889	—	—
Total	3,889	1,806	290

Entities within non US listed part of Phoenix TV Group [Member]
Related Party Transaction [Line Items]
Schedule of related party transactions

Transactions with the Non US Listed Part of Phoenix TV Group:

	For the Years Ended December 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$
Content provided by Phoenix TV Group	(3,671)	(4,923)	(3,153)	(506)
Data line services provided by Phoenix TV Group	(352)	(367)	(375)	(60)
Advertising and promotion expenses charged by Phoenix TV Group	(438)	(663)	(916)	(147)
Technical support provided by Phoenix TV Group	(314)	(533)	—	—
Corporate administrative expenses charged by Phoenix TV Group	(617)	(1,139)	(646)	(104)
Advertising revenues earned from Phoenix TV Group and its customers	4,824	21,619	29,754	4,776
Paid service revenues earned from Phoenix TV Group	12,450	2,400	—	—

CMCC [Member]
Related Party Transaction [Line Items]
Schedule of related party transactions

Transactions with CMCC:

	For the Years Ended December 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$
Advertising revenues earned from CMCC	—	4,582	5,684	912
Paid service revenues earned from and through CMCC	281,577	442,696	429,125	68,879
Revenues sharing and bandwidth cost to CMCC	(34,777)	(68,543)	(63,953)	(10,265)

Organization and Principal Activities (Details of subsidiaries, VIEs and subsidiaries of VIE) (Details)	12 Months Ended
Dec. 31, 2012
Phoenix Satellite Television Information Limited [Member] | Direct subsidiaries [Member]
Schedule of Subsidiaries, VIEs and Subsidiaries of VIE [Line Items]
Place of Incorporation	British Virgin Islands ("BVI")
Date of Incorporation	Sep 1, 1999
Percentage of Direct or Indirect Economic Ownership	100.00%
Principal Activity	Investment holding
Phoenix New Media (Hong Kong) Company Limited [Member] | Direct subsidiaries [Member]
Schedule of Subsidiaries, VIEs and Subsidiaries of VIE [Line Items]
Place of Incorporation	Hong Kong
Date of Incorporation	Feb 24, 2011
Percentage of Direct or Indirect Economic Ownership	100.00%
Principal Activity	Advertising
Fenghuang On-line (Beijing) Information Technology Co., Ltd. ("Fenghuang On-line") [Member] | Indirect subsidiaries [Member]
Schedule of Subsidiaries, VIEs and Subsidiaries of VIE [Line Items]
Place of Incorporation	PRC
Date of Incorporation	Dec 20, 2005
Percentage of Direct or Indirect Economic Ownership	100.00%
Principal Activity	Technical consulting
Beijing Fenghuang Yutian Software Technology Co., Ltd. ("Fenghuang Yutian") [Member] | Indirect subsidiaries [Member]
Schedule of Subsidiaries, VIEs and Subsidiaries of VIE [Line Items]
Place of Incorporation	PRC
Date of Incorporation	Jun 15, 2012
Percentage of Direct or Indirect Economic Ownership	100.00%
Principal Activity	Software development
Beijing Tianying Jiuzhou Network Technology Co., Ltd. ("Tianying Jiuzhou") [Member] | Variable interest entities ("VIEs") [Member]
Schedule of Subsidiaries, VIEs and Subsidiaries of VIE [Line Items]
Place of Incorporation	PRC
Date of Incorporation	Apr 18, 2000
Percentage of Direct or Indirect Economic Ownership	100.00%
Principal Activity	Advertising, MIVAS and video VAS
Yifeng Lianhe (Beijing) Technology Co., Ltd. ("Yifeng Lianhe") [Member] | Variable interest entities ("VIEs") [Member]
Schedule of Subsidiaries, VIEs and Subsidiaries of VIE [Line Items]
Place of Incorporation	PRC
Date of Incorporation	Jun 16, 2006
Percentage of Direct or Indirect Economic Ownership	100.00%
Principal Activity	MIVAS
Beijing Tianying Chuangzhi Advertising Co., Ltd. ("Tianying Chuangzhi") [Member] | Direct subsidiaries of Tianying Jiuzhou [Member]
Schedule of Subsidiaries, VIEs and Subsidiaries of VIE [Line Items]
Place of Incorporation	PRC
Date of Incorporation	Feb 8, 2010
Percentage of Direct or Indirect Economic Ownership	100.00%
Principal Activity	Advertising
Beijing Jirong Wenhua Culture Communication Co., Ltd. ("Jirong Wenhua") [Member] | Direct subsidiaries of Tianying Jiuzhou [Member]
Schedule of Subsidiaries, VIEs and Subsidiaries of VIE [Line Items]
Place of Incorporation	PRC
Date of Incorporation	Jun 1, 2012
Percentage of Direct or Indirect Economic Ownership	100.00%
Principal Activity	Publishing

Organization and Principal Activities (Narrative) (Details)	12 Months Ended				0 Months Ended	1 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Nov. 22, 2007 Ordinary Shares [Member]	May 31, 2008 Ordinary Shares [Member]
Schedule of Subsidiaries, VIEs and Subsidiaries of VIE [Line Items]
Shares, issued					1	319,999,999
Repaid paid-in-capital of VIE to VIE's shareholders	$ 0	0	0	7,920,000
Registered captial and PRC statutory reserves of VIEs used to solely settle obligations of VIE	$ 4,000,000	25,000,000

Organization and Principal Activities (Financial information of consolidated VIEs) (Details)	12 Months Ended
	Dec. 31, 2012 USD ($)		Dec. 31, 2012 CNY		Dec. 31, 2011 CNY		Dec. 31, 2010 CNY		Dec. 31, 2012 Consolidated VIEs without recourse to the Company [Member] USD ($)	Dec. 31, 2012 Consolidated VIEs without recourse to the Company [Member] CNY	Dec. 31, 2011 Consolidated VIEs without recourse to the Company [Member] CNY	Dec. 31, 2010 Consolidated VIEs without recourse to the Company [Member] CNY
Variable Interest Entity [Line Items]
Current assets	$ 249,760,000		1,556,028,000		1,505,939,000				$ 98,451,000	613,359,000	433,304,000
Non-current assets	20,086,000		125,139,000		58,555,000				8,096,000	50,442,000	31,449,000
Total assets	269,846,000		1,681,167,000		1,564,494,000				106,547,000	663,801,000	464,753,000
Accounts payable	24,821,000		154,637,000		120,910,000				24,136,000	150,367,000	120,803,000
Amounts due to related parties	290,000		1,806,000		3,889,000				348,000	2,167,000	921,000
Amounts due to inter-company entities									50,556,000	314,966,000	189,078,000
Advances from customers	944,000		5,884,000		7,191,000				856,000	5,335,000	6,845,000
Taxes payable	6,445,000		40,156,000		35,822,000				4,752,000	29,605,000	24,733,000
Salary and welfare payable	10,213,000		63,631,000		45,119,000				7,897,000	49,199,000	36,027,000
Accrued expenses and other current liabilities	6,537,000		40,717,000		39,276,000				5,213,000	32,479,000	27,859,000
Current liabilities	49,250,000		306,831,000		252,207,000				93,758,000	584,118,000	406,266,000
Non-current liabilities	1,283,000		7,996,000		5,504,000				1,283,000	7,996,000	5,504,000
Total liabilities	50,533,000		314,827,000		257,711,000				95,041,000	592,114,000	411,770,000
Revenues	178,328,000	[1]	1,111,004,000	[1]	950,592,000	[1]	528,695,000	[1]	177,373,000	1,105,053,000	939,954,000	515,649,000
Net income/(loss)	17,232,000		107,359,000		102,475,000		74,083,000		2,626,000	16,359,000	(6,757,000)	19,473,000
Net cash provided by operating activities	17,589,000		109,580,000		64,637,000		85,676,000		19,080,000	118,870,000	46,032,000	78,554,000
Net cash used in investing activities	75,605,000		471,030,000		(803,200,000)		(18,059,000)		(4,748,000)	(29,578,000)	(16,144,000)	(5,440,000)
Net cash used in financing activities	(9,648,000)		(60,110,000)		863,180,000		620,000		0	0	(4,066,000)	(7,920,000)
Inter-company technical services fees									$ 29,900,000	186,000,000	192,600,000	114,500,000

[1]	Revenues, cost of revenues and operating expenses include transactions with related parties as follows: 2010 2011 2012 2012 RMB RMB RMB US$ Net advertising revenues 4,824 26,201 35,438 5,688 Paid service revenues 294,027 445,096 429,125 68,879 Cost of revenues (38,800) (73,833) (67,481) (10,831) Sales and marketing expenses (438) (663) (916) (147) General and administrative expenses (617) (1,139) (646) (104) Technology and product development expenses (314) (533) - -

Principal Accounting Policies (Additional information) (Details)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Convenience translation [Abstract]
Convenience translation, noon buying rate of US$ using RMB		6.2301
Impairment of long-lived assets [Abstract]
Impairment of long-lived assets recognized	$ 0	0	0	0
Sales and marketing expenses [Abstract]
Advertising expenses	5,000,000	31,100,000	17,500,000	10,600,000
Employee social benefits [Abstract]
Employee social benefits	$ 7,600,000	47,200,000	31,700,000	17,900,000

Principal Accounting Policies (Property and equipment,net) (Details)	12 Months Ended
Dec. 31, 2012
Computer, equipment and furniture [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years
Motor vehicles [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	Lesser of lease terms or the estimated useful lives of the assets

Principal Accounting Policies (Intangible assets, net) (Details)	12 Months Ended
Dec. 31, 2012
Computer software [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives	5 years
Internet domain name [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives	10 years

Principal Accounting Policies (Revenue recognition) (Details) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Phoenix TV [Member]
Revenue recognition [Line Item]
Agency service fees to third-party advertising agencies	$ 12.5	77.7	49.1	26.9
Revenue from barter transactions involving exchanging advertising services for content, technical and marketing services	$ 0.4	2.3	2.3	0
Percentage of revenues generated from sales of Phoenix TV's video content paid to Phoenix TV (as a percent)					50.00%

Principal Accounting Policies (Cost of revenues) (Details) In Thousands, unless otherwise specified	4 Months Ended	12 Months Ended					8 Months Ended	12 Months Ended	8 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Variable interest entities ("VIEs") [Member]	Aug. 31, 2012 Variable interest entities ("VIEs") [Member] Minimum [Member]	Dec. 31, 2012 Variable interest entities ("VIEs") [Member] Minimum [Member]	Aug. 31, 2012 Variable interest entities ("VIEs") [Member] Maximum [Member]	Dec. 31, 2012 Variable interest entities ("VIEs") [Member] Maximum [Member]
Taxation [Line Items]
Tax rate of business tax, surcharges and cultural development fees in advertising revenues earned from external customers							8.50%		8.60%
Tax rate of business tax and surcharges in paid service revenues earned from external customers								3.40%		5.60%
Tax rate of business tax and surcharges in technical service fees paid to Fenghuang On-line						5.60%
Tax rate of value added tax	6.00%
Sales taxes and surcharges		$ 11,577	72,126	59,547	28,301

Principal Accounting Policies (Statutory reserves) (Details) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Wholly foreign-owned enterprise [Member]	Dec. 31, 2012 Domestically funded enterprises [Member]
Schedule of Statutory Reserves [Line Items]
Portion of after-tax profit to be allocated to general reserve under PRC law (as a percent)					10.00%	10.00%
Required general reserve/registered capital ratio to de-force compulsory net profit allocation to general reserve (as a percent)					50.00%	50.00%
Appropriations to statutory reserves	$ 1.2	7.3	14.3	4

Certain Risks and Concentration (Major Customers) (Details) (Customer concentration risk [Member]) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 CMCC [Member] USD ($)	Dec. 31, 2012 CMCC [Member] CNY	Dec. 31, 2011 CMCC [Member] CNY	Dec. 31, 2010 CMCC [Member] CNY	Dec. 31, 2012 Total revenues [Member] CMCC [Member]	Dec. 31, 2011 Total revenues [Member] CMCC [Member]	Dec. 31, 2010 Total revenues [Member] CMCC [Member]	Dec. 31, 2012 Total revenues [Member] Other Customers [Member]	Dec. 31, 2011 Total revenues [Member] Other Customers [Member]	Dec. 31, 2012 Total accounts receivable [Member] Other Customers [Member]	Dec. 31, 2011 Total accounts receivable [Member] Other Customers [Member]
Concentration Risk [Line Items]
Revenues generated through and from CMCC	$ 69.8	434.8	447.3	281.6
Accounts receivable from CMCC	$ 9.4	58.5	63.9
Percentage of concentration risk					39.10%	47.10%	53.30%
Threshold of business risk associated with percentage of quantitative amount generated by any single customer of company (as a percent)								10.00%	10.00%	10.00%	10.00%

Accounts Receivable, Net (Details) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY
Accounts Receivable, Net [Abstract]
Accounts receivable, gross	$ 48,665	303,185		210,501
Allowance for doubtful accounts	(3,563)	(22,198)	(1,349)	(8,404)	(2,447)	(1,398)
Accounts receivable, net	$ 45,102	280,987		202,097

Accounts Receivable, Net (Allowance for Doubtful Accounts) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Accounts Receivable, Net [Abstract]
Balance at the beginning of the period	$ 1,349	8,404	2,447	1,398
Additional provision charged to bad debt expenses	4,158	25,902	11,926	1,049
Write-off of bad debt provision	(1,944)	(12,108)	(5,969)	0
Balance at the end of the period	$ 3,563	22,198	8,404	2,447

Prepayment and Other Current Assets (Details) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Prepayment and Other Current Assets [Abstract]
Prepaid rental and deposit	$ 546	3,404	4,634
Prepayment to suppliers and other business related expenses	5,462	34,029	30,265
Receivable related to exercise of employee option	527	3,285	10,924
Others	296	1,839	511
Total	$ 6,831	42,557	46,334

Property and Equipment, Net (Summary of property and equipment, net) (Details)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Computer, equipment and furniture [Member] USD ($)	Dec. 31, 2012 Computer, equipment and furniture [Member] CNY	Dec. 31, 2011 Computer, equipment and furniture [Member] CNY	Dec. 31, 2012 Motor vehicles [Member] USD ($)	Dec. 31, 2012 Motor vehicles [Member] CNY	Dec. 31, 2011 Motor vehicles [Member] CNY	Dec. 31, 2012 Leasehold improvements [Member] USD ($)	Dec. 31, 2012 Leasehold improvements [Member] CNY	Dec. 31, 2011 Leasehold improvements [Member] CNY
Property, Plant and Equipment [Line Items]
Total gross value	$ 21,636,000	134,794,000	71,322,000		$ 13,859,000	86,346,000	55,070,000	$ 866,000	5,393,000	2,601,000	$ 6,911,000	43,055,000	13,651,000
Less: accumulated depreciation	(5,176,000)	(32,247,000)	(30,310,000)
Net book value	16,460,000	102,547,000	41,012,000
Depreciation expenses	$ 3,100,000	19,200,000	11,300,000	7,600,000

Intangible Assets, Net (Summary of Intangible Assets, Net) (Details) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 Software [Member] USD ($)	Dec. 31, 2012 Software [Member] CNY	Dec. 31, 2011 Software [Member] CNY	Dec. 31, 2012 Domain name [Member] USD ($)	Dec. 31, 2012 Domain name [Member] CNY	Dec. 31, 2011 Domain name [Member] CNY
Finite-Lived Intangible Assets [Line Items]
Total gross value	$ 2,042	12,719	7,304	$ 2,033	12,665	7,250	$ 9	54	54
Less: accumulated amortization	(519)	(3,231)	(1,889)
Net book value	$ 1,523	9,488	5,415

Intangible Assets, Net (Narrative) (Details) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Intangible Assets, Net [Abstract]
Amortization expenses	$ 0.3	1.9	1	0.5
Estimated amortization expenses [Abstract]
2013		2.5
2014		2.5
2015		2.2
2016		1.7
2017		0.6

Other Non-Current Assets (Details) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Other Non-Current Assets [Abstract]
Rental deposits	$ 1,294	8,061	9,203
Non-current portion of prepayment to suppliers and other business related expenses	809	5,043	2,925
Total	$ 2,103	13,104	12,128

Accrued Expenses and Other Current Liabilities (Details) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Accrued Expenses and Other Current Liabilities [Abstract]
Deposit from advertising agencies	$ 1,790	11,149	11,702
Accrued professional fees	707	4,406	5,800
General operating expenses payables	3,813	23,754	20,497
Others	227	1,408	1,277
Total	$ 6,537	40,717	39,276

Cost of Revenues (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)		Dec. 31, 2012 CNY		Dec. 31, 2011 CNY		Dec. 31, 2010 CNY
Cost of Revenues [Abstract]
Revenue sharing fees	$ 42,298		263,518		285,960		151,732
Content and operational costs	36,585		227,934		171,707		99,838
Bandwidth costs	10,870		67,721		37,462		19,552
Sales taxes and surcharges	11,577		72,126		59,547		28,301
Total	$ 101,330	[1]	631,299	[1]	554,676	[1]	299,423	[1]

[1]	Revenues, cost of revenues and operating expenses include transactions with related parties as follows: 2010 2011 2012 2012 RMB RMB RMB US$ Net advertising revenues 4,824 26,201 35,438 5,688 Paid service revenues 294,027 445,096 429,125 68,879 Cost of revenues (38,800) (73,833) (67,481) (10,831) Sales and marketing expenses (438) (663) (916) (147) General and administrative expenses (617) (1,139) (646) (104) Technology and product development expenses (314) (533) - -

Income Taxes (Summary of provisions for income tax expenses) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Income Taxes [Abstract]
Current tax expenses	$ 3,620	22,550	26,464	8,927
Deferred tax expenses/(benefit)	(895)	(5,573)	(11,318)	1,572
Income tax expenses	$ 2,725	16,977	15,146	10,499

Income Taxes (Components of income before tax and income tax expenses for PRC and non-PRC operations) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Income Taxes [Abstract]
Income arising from PRC operations	$ 16,560	103,168	155,625	102,658
(Loss)/profit arising from non-PRC operations	3,397	21,168	(38,004)	(18,076)
Income before taxes	19,957	124,336	117,621	84,582
Income tax expenses relating to PRC operations	2,722	16,961	15,122	10,499
Income tax expense relating to non-PRC operations	3	16	24	0
Income tax expenses	$ 2,725	16,977	15,146	10,499
Effective tax rate for PRC operations	16.40%	16.40%	9.70%	10.20%

Income Taxes (Narrative) (Details)	12 Months Ended	1 Months Ended	12 Months Ended		24 Months Ended	36 Months Ended						12 Months Ended
	Dec. 31, 2012 Hong Kong [Member]	Apr. 30, 2010 PRC [Member]	Dec. 31, 2012 PRC [Member]	Dec. 31, 2007 PRC [Member]	Dec. 31, 2013 PRC [Member] Fenghuang On-line [Member]	Dec. 31, 2011 PRC [Member] Fenghuang On-line [Member]	Dec. 31, 2008 PRC [Member] Fenghuang On-line [Member]	Dec. 31, 2013 PRC [Member] Tianying Jiuzhou [Member]	Dec. 31, 2010 PRC [Member] Tianying Jiuzhou [Member]	Dec. 31, 2013 PRC [Member] Yifeng Lianhe [Member]	Dec. 31, 2012 PRC [Member] Tianying Chuangzhi [Member]	Dec. 31, 2012 PRC [Member] Fenghuang Yutian [Member]	Dec. 31, 2012 PRC [Member] Jirong Wenhua [Member]	Dec. 31, 2007 PRC [Member] New Technology Enterprise [Member]	Dec. 31, 2007 PRC [Member] HNTE [Member]
Schedule of Income Taxes [Line Items]
State corporate income taxes before 2008, statutory rates				30.00%
Local corporate income taxes before 2008, statutory rates				3.00%
Preferential EIT rate					15.00%			15.00%	15.00%	15.00%				15.00%	15.00%
Number of years of tax exemption							3 years							3 years
Reduction rate upon applicable EIT rates						50.00%								50.00%
Number of years of tax rate reduction subsequent to years of tax exemption														3 years
Statutory income tax rate	16.50%		25.00%								25.00%	25.00%	25.00%
Transition period for FIEs to continue to enjoy existing preferential tax treatments			5 years
Practical income tax rate after any reduction of applicable EIT rate						7.50%
Tax rate uncertainty under Circular 157 issued by State Administration of Tax		In April 2010, the State Administration of Tax ("SAT") issued Circular 157, which seeks to provide additional guidance on the interaction of certain preferential tax rates under the transitional rules of the EIT Law. Prior to Circular 157, the Group interpreted the law to mean that if an entity was in a period where it was entitled to a 50% reduction in the tax rate and was also entitled to a 15% rate of tax due to HNTE status under the EIT Law, then it was entitled to pay tax at the rate of 7.5%. Circular 157 appears to have the effect that such an entity is entitled to pay tax at either 15% or 50% of the applicable PRC tax rate. The effect of Circular 157 is retrospective and would apply to 2008 and 2009.

Income Taxes (Reconciliation of Differences Between Statutory Tax Rate and Effective Tax Rate) (Details) (PRC operation [Member])	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
PRC operation [Member]
Schedule of Income Taxes [Line Items]
Statutory income tax rate	25.00%	25.00%	25.00%
Permanent differences	(5.80%)	(2.40%)	(2.20%)
Change in valuation allowance	1.00%	(0.70%)	(0.50%)
Effect of preferential tax benefits	(6.10%)	(13.50%)	(14.10%)
Uncertain tax positions	2.40%	1.30%	1.90%
Others	(0.10%)	0.00%	0.10%
Effective income tax rate	16.40%	9.70%	10.20%

Income Taxes (Combined effects of income tax expense exemption and reduction) (Details) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Income Taxes [Abstract]
Preferential tax rate effect	$ 1,008	6,281	20,950	14,430
Basic net (loss)/income per share effect	$ 0.01	0.01	0.04	0.04

Income Taxes (Tax effects of temporary differences, give rise to deferred tax assets) (Details)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY
Deferred tax assets - current:
Provision of allowance for doubtful accounts	$ 853,000	5,312,000		3,323,000
Accrued payroll and expense	1,957,000	12,192,000		8,608,000
Total current deferred tax assets	2,810,000	17,504,000		11,931,000
Deferred tax assets - non-current:
Net operating loss carry forward	280,000	1,743,000		750,000
Less: valuation allowance	(280,000)	(1,743,000)	(120,000)	(750,000)	(1,856,000)	(2,330,000)
Total non-current deferred tax assets, net	0	0		0
Net operating loss carry forward	1,800,000	10,900,000
Net operating tax loss carry forward, expire in 2014	600,000	4,000,000
Net operating tax loss carry forward, expire in 2016	200,000	1,000,000
Net operating tax loss carry forward, expire in 2017	$ 1,000,000	5,900,000

Income Taxes (Movement of the valuation allowance) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Income Taxes [Abstract]
Balance at the beginning of the period	$ 120	750	1,856	2,330
Current period addition	160	993	0	863
Current period reversal	0	0	(1,106)	(1,337)
Balance at the end of the period	$ 280	1,743	750	1,856

Income Taxes (Reconciliation of liabilities associated with uncertain tax positions) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Income Taxes [Abstract]
Balance at the beginning of the period	$ 883	5,504	3,483	1,573
Increase related to current year tax positions	400	2,492	2,021	1,910
Balance at the end of the period	$ 1,283	7,996	5,504	3,483

Series A Convertible Redeemable Preferred Share (Narrative) (Details) (Series A convertible redeemable preferred shares [Member]) In Millions, except Share data, unless otherwise specified	0 Months Ended	1 Months Ended		12 Months Ended
	May 17, 2011 USD ($)	Nov. 30, 2009 USD ($)	Nov. 30, 2009 CNY	Dec. 31, 2012
Temporary Equity [Line Items]
Shares issued		130,000,000	130,000,000
Aggregate purchase price		$ 25	170.7
Aggregate purchase price per share (US$ per share)		$ 0.1923
Issuance cost		0.2	1
Allocation to beneficial conversion feature		2.5	17.1
Par value (US$ per share)		$ 0.01
Maximum adjustment ratio of conversion price from initial conversion price (as a percent)		25.00%	25.00%
Required minimum gross proceeds from issurance in defining Qualified IPO		80
Required minimum valuation of company from issurance in defining Qualified IPO		$ 400
Number of shares automatically converted to ordinary shares	130,000,000
Conversion price per share (US$ per share)	$ 1.375
Method to calculate redemption price, description				Equal to the greater of (i) the Series A Preferred Shares issuance price plus such amount necessary to provide an internal rate of return of 20% per annum from the Series A Preferred Shares issuance date through the redemption closing date plus all declared and unpaid dividends payable at any time following December 31, 2013, and (ii) the fair market value of the Series A Preferred Shares.
The expected redemption price per share of the Series A Preferred Shares (US$ per share)	$ 1.375
Method to calculate Preference Amount, description				In the event of any liquidation, dissolution or winding up of the Company, either voluntarily or involuntarily, the holders of Series A Preferred Shares shall be entitled to receive an amount per share equal to 130% of the issuance price plus all dividends declared and unpaid ("Preference Amount").
Priority for dividends, description				The holders of the Series A Preferred Shares are entitled to receive in preference to any payment to the ordinary shares, non-cumulative dividend of 8% per annum as and when declared by the Board of Directors.

Series A Convertible Redeemable Preferred Share (Changes of Series A convertible redeemable preferred shares) (Details) (Series A convertible redeemable preferred shares [Member])
In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Temporary Equity [Line Items]
Balance at the beginning of the period	$ 0	0	390,183	183,774
Accretion of redemption feature	0	0	773,623	206,409
Conversion to ordinary share upon IPO	0	0	(1,163,806)	0
Balance at the end of the period	$ 0	0	0	390,183

Series A Convertible Redeemable Preferred Share (Assumptions used in determining fair values of Series A Preferred shares) (Details)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Series A Convertible Redeemable Preferred Share [Abstract]
Risk-free interest rate (as a percent)	3.15%	2.91%
Volatility rate (as a percent)	55.26%	56.41%
Dividend yield (as a percent)	0.00%	0.00%
Discount rate (as a percent)	20.43%	22.97%

Ordinary Shares (Details) (USD $)	12 Months Ended	0 Months Ended	1 Months Ended		12 Months Ended			12 Months Ended			0 Months Ended
	Dec. 31, 2012	Nov. 22, 2007 Ordinary Shares [Member]	May 31, 2008 Ordinary Shares [Member]	May 17, 2011 Ordinary Shares [Member]	Dec. 31, 2012 Class A ordinary shares [Member]	Dec. 31, 2011 Class A ordinary shares [Member]	May 17, 2011 Class A ordinary shares [Member]	Dec. 31, 2012 Class B ordinary shares [Member]	Dec. 31, 2011 Class B ordinary shares [Member]	May 17, 2011 Class B ordinary shares [Member]	May 17, 2011 Class B ordinary shares [Member] Phoenix TV [Member]	May 17, 2011 ADS [Member]	May 17, 2011 Series A convertible redeemable preferred shares [Member]
Class of Stock [Line Items]
Shares, issued		1	319,999,999									13,415,125
Ordinary shares, par value		$ 0.01		$ 0.01	$ 0.01	$ 0.01		$ 0.01	$ 0.01
Ordinary shares, authorized				1,000,000,000	680,000,000	680,000,000	680,000,000	320,000,000	320,000,000	320,000,000
Number of shares automatically converted to ordinary shares													130,000,000
Shares offered by preferred share shareholders												1,267,500
Conversion among ordinary shares											(2,674,640)
Ordinary shares, voting rights					Holders of Class A ordinary shares are entitled to one vote per share			Holders of Class B ordinary shares are entitled to 1.3 votes per share
Ordinary shares, conversion features	The Parent, which is wholly owned by Phoenix TV, holds Class B ordinary shares, each of which is convertible into one Class A ordinary share at any time by the holder thereof. Class A ordinary shares are not convertible into Class B ordinary shares under any circumstances.
Ordinary shares, shares issued					299,408,949	306,101,077		317,325,360	317,325,360
Ordinary shares, shares outstanding					299,408,949	306,101,077		317,325,360	317,325,360

Share-based Compensation (Allocation of recognized period costs and expenses) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Cost of revenues USD ($)	Dec. 31, 2012 Cost of revenues CNY	Dec. 31, 2011 Cost of revenues CNY	Dec. 31, 2010 Cost of revenues CNY	Dec. 31, 2012 Sales and marketing expenses USD ($)	Dec. 31, 2012 Sales and marketing expenses CNY	Dec. 31, 2011 Sales and marketing expenses CNY	Dec. 31, 2010 Sales and marketing expenses CNY	Dec. 31, 2012 General and administrative expenses USD ($)	Dec. 31, 2012 General and administrative expenses CNY	Dec. 31, 2011 General and administrative expenses CNY	Dec. 31, 2010 General and administrative expenses CNY	Dec. 31, 2012 Technology and product development expenses USD ($)	Dec. 31, 2012 Technology and product development expenses CNY	Dec. 31, 2011 Technology and product development expenses CNY	Dec. 31, 2010 Technology and product development expenses CNY
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Recognized Share-based compensation expenses	$ 1,085	6,759	66,092	16,561	$ 154	958	19,526	854	$ 228	1,423	18,254	4,664	$ 656	4,085	17,470	10,406	$ 47	293	10,842	637

Share-based Compensation (Share Options, June 2008 Scheme) (Details)	12 Months Ended
Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum percentage of ordinary shares in issue upon exercise of all outstanding options granted and yet to be exercised	30.00%
Share Option Scheme, June 2008 Scheme [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum percentage of ordinary shares in issue on effective date of option scheme ("Limit")	10.00%
Maximum percentage of ordinary shares in issue on effective date of limit as refreshed ("Refreshed Limit")	10.00%
Maximum number of additional options authorized to grant	31,410,107
Share options, expiration period (in years)	10 years
Award vesting period	4 years

Share-based Compensation (Share Option Activities) (Details) (USD $) In Millions, except Share data, unless otherwise specified	0 Months Ended	12 Months Ended
	Mar. 15, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Number of Options
Number of Options, Outstanding, Beginning Balance		19,341,696	42,221,805	72,332,425
Number of Options, Granted		0	0	15,768,225
Number of Options, Cancelled to grant restricted share	(18,778,200)		(18,778,200)
Number of Options, Forfeited and expired		(456,870)	(656,286)	(4,727,045)
Number of Options, Exercised		(4,887,757)	(3,445,623)	(41,151,800)
Number of Options, Outstanding, Ending Balance		13,997,069	19,341,696	42,221,805
Number of Options, Vested and exercisable		13,017,318
Weighted Average Exercise Price
Weighted Average Exercise Price, Outstanding, Beginning Balance (US$ per share)		$ 0.03	$ 0.03	$ 0.03
Weighted Average Exercise Price, Granted (US$ per share)		$ 0	$ 0	$ 0.03
Weighted Average Exercise Price, Cancelled to grant restricted share (US$ per share)			$ 0.03
Weighted Average Exercise Price, Forfeited and expired (US$ per share)		$ 0.03	$ 0.03	$ 0.03
Weighted Average Exercise Price, Exercised (US$ per share)		$ 0.03	$ 0.03	$ 0.03
Weighted Average Exercise Price, Outstanding, Ending Balance (US$ per share)		$ 0.03	$ 0.03	$ 0.03
Weighted Average Exercise Price, Vested and exercisable (US$ per share)		$ 0.03
Weighted Average Remaining Contractual Life
Weighted Average Remaining Contractual Life, Outstanding, Beginning Balance (in years)		6 years 4 months 24 days	7 years 6 months	8 years 4 months 24 days
Weighted Average Remaining Contractual Life, Outstanding, Ending Balance (in years)		5 years 4 months 24 days	6 years 4 months 24 days	7 years 6 months
Weighted Average Remaining Contractual Life, Vested and exercisable (in years)		5 years 4 months 24 days
Aggregate Intrinsic Value
Aggregate Intrinsic Value, Outstanding, Beginning Balance (US$ in million)		$ 13	$ 19.5	$ 9.5
Aggregate Intrinsic Value, Exercised (US$ in million)		3.1	2.3
Aggregate Intrinsic Value, Outstanding, Ending Balance (US$ in million)		5.9	13	19.5
Aggregate Intrinsic Value, Vested and exercisable (US$ in million)		$ 5.5

Share-based Compensation (Share Options, Additional Information) (Details)	12 Months Ended								1 Months Ended	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Share Options [Member] USD ($)	Dec. 31, 2012 Share Options [Member] CNY	Dec. 31, 2011 Share Options [Member] USD ($)	Dec. 31, 2010 Share Options [Member] USD ($)	Jul. 31, 2010 Non-employees [Member] Share Options [Member] USD ($)	Dec. 31, 2012 Former employees [Member] Share Options [Member] USD ($)	Dec. 31, 2012 Former employees [Member] Share Options [Member] CNY	Dec. 31, 2012 ADS [Member] Share Options [Member] USD ($)	Dec. 31, 2012 Ordinary Shares [Member] Share Options [Member] USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Closing stock price (US$ per share)												$ 3.64	$ 0.46
Share options to non-employees, number of options issued									6,450,000
Share options to non-employees, exercise price (US$ per share)									$ 0.03215
Share options to non-employees, award vesting term									4 years
Number of options granted	0	0	0	15,768,225	0	0	0
Weighted-average grant date fair values of options granted (US$ per share)								$ 0.25
Cash received from former employees' exercise of options										$ 200,000	1,200,000
Shares issued to former employees after IPO (number of shares)										3,511,049	3,511,049
Contingently issuable shares to be issued upon former employees' request (number of shares)										3,201,342	3,201,342
Recognized Share-based compensation expenses	1,085,000	6,759,000	66,092,000	16,561,000	(10,000)	(100,000)	4,000,000	16,600,000
Unrecognized share-based compensation expenses for options					$ 50,000	300,000
Period for recognition					1 year 21 days	1 year 21 days

Share-based Compensation (Share Option Assumptions) (Details)	12 Months Ended
Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected dividend yield (as a percent)	0.00%
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility rate (as a percent)	54.91%
Expected term (years)	5 years 3 months 18 days
Risk-free interest rate (per annum) (as a percent)	3.57%
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility rate (as a percent)	54.37%
Expected term (years)	4 years 7 months 20 days
Risk-free interest rate (per annum) (as a percent)	2.65%

Share-based Compensation (Restricted Share Units) (Details)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Restricted Share Units (RSUs) [Member] USD ($)	Dec. 31, 2012 Restricted Share Units (RSUs) [Member] CNY	Dec. 31, 2011 Restricted Share Units (RSUs) [Member] USD ($)	Dec. 31, 2011 Restricted Share Units (RSUs) [Member] CNY
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period					4 years	4 years
Number of Units
Number of Shares, Unvested, Beginning Balance					4,256,608	4,256,608	0	0
Number of Units, Granted					0	0	10,050,958	10,050,958
Number of Units, Vested					(1,966,987)	(1,966,987)	(4,756,956)	(4,756,956)
Number of Units, Forfeited					(602,443)	(602,443)	(1,037,394)	(1,037,394)
Number of Shares, Unvested, Endding Balance					1,687,178	1,687,178	4,256,608	4,256,608
Weighted-Average Grant-Date Fair Value
Weighted-Average Grant-Date Fair Value, Unvested, Beginning Balance (US$ per share)					$ 1.07		$ 0
Weighted-Average Grant-Date Fair Value, Granted (US$ per share)					$ 0		$ 1.07
Weighted-Average Grant-Date Fair Value, Vested (US$ per share)					$ 1.07		$ 1.07
Weighted-Average Grant-Date Fair Value, Forfeited (US$ per share)					$ 1.07		$ 1.07
Weighted-Average Grant-Date Fair Value, Unvested, Ending Balance (US$ per share)					$ 1.07		$ 1.07
Recognized Share-based compensation expenses	$ 1,085,000	6,759,000	66,092,000	16,561,000	$ 500,000	3,100,000		53,600,000
Unrecognized compensation expense					400,000	2,300,000
Unrecognized compensation expenses, weighted average period for recognition (in years)					1 year 6 months 7 days	1 year 6 months 7 days
Total fair value of restricted share units vested					$ 2,100,000

Share-based Compensation (Restricted Shares) (Details)	0 Months Ended	12 Months Ended				0 Months Ended	12 Months Ended
	Mar. 15, 2011	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Mar. 17, 2011 Restricted Shares [Member] USD ($)	Dec. 31, 2012 Restricted Shares [Member] USD ($)	Dec. 31, 2012 Restricted Shares [Member] CNY	Dec. 31, 2011 Restricted Shares [Member] USD ($)	Dec. 31, 2011 Restricted Shares [Member] CNY	Mar. 17, 2011 Restricted Shares and Restricted Share Units [Member] USD ($)	Mar. 17, 2011 Ordinary Shares [Member] USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of stock options cancelled	18,778,200			18,778,200
Restricted shares, number of employees granted						22
Award vesting period							4 years	4 years
Incremental share-based compensation						$ 500,000
Total amount of unrecognized share-based compensation of unvested option and incremental share-based compensation						2,200,000
Total amount of unrecognized share-based compensation of unvested option and incremental share-based compensation, recognized immediately						200,000
Total amount of unrecognized share-based compensation of unvested option and incremental share-based compensation, recognized during rest of vesting period of restricted share						2,000,000
Number of Shares
Number of Shares, Unvested, Beginning Balance							9,711,830	9,711,830	0	0
Number of Shares, Granted							0	0	19,008,200	19,008,200
Number of Shares, Vested							(4,702,050)	(4,702,050)	(9,296,370)	(9,296,370)
Number of Shares, Forfeited							(250,000)	(250,000)	0	0
Number of Shares, Unvested, Endding Balance							4,759,780	4,759,780	9,711,830	9,711,830
Weighted-Average Grant-Date Fair Value
Weighted-Average Grant-Date Fair Value, Unvested, Beginning Balance (US$ per share)							$ 1.07		$ 0
Weighted-Average Grant-Date Fair Value, Granted (US$ per share)							$ 0		$ 1.07
Weighted-Average Grant-Date Fair Value, Vested (US$ per share)							$ 1.07		$ 1.07
Weighted-Average Grant-Date Fair Value, Forfeited (US$ per share)							$ 1.07		$ 0
Weighted-Average Grant-Date Fair Value, Unvested, Ending Balance (US$ per share)							$ 1.07		$ 1.07
Recognized Share-based compensation expenses		1,085,000	6,759,000	66,092,000	16,561,000		600,000	3,700,000		8,500,000
Unrecognized compensation expense							300,000	1,700,000
Unrecognized compensation expenses, weighted average period for recognition (in years)							1 year 8 months 8 days	1 year 8 months 8 days
Total fair value of restricted share vested							$ 5,100,000
Fair value of restricted shares and restricted share units (US$ per share)											$ 1.07
Fair value of underlying ordinary shares (US$ per share)												$ 1.14

Fair Value Measurements (Details) (CNY) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents	577,169	30,000
Term deposits	235,000	784,023
Quote Prices in Active Market for Identical Assets (Level 1) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents	577,169	30,000
Term deposits	235,000	784,023
Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents	0	0
Term deposits	0	0
Significant Unobservable Inputs (Level 3) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents	0	0
Term deposits	0	0

Net (Loss)/Income per Share (Details) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Class A and Class B ordinary share [Member] USD ($)	Dec. 31, 2012 Class A and Class B ordinary share [Member] CNY	Dec. 31, 2011 Class A and Class B ordinary share [Member] CNY	Dec. 31, 2010 Class A and Class B ordinary share [Member] CNY	Dec. 31, 2012 ADS (1 ADS representing 8 Class A ordinary shares) [Member] USD ($)	Dec. 31, 2012 ADS (1 ADS representing 8 Class A ordinary shares) [Member] CNY	Dec. 31, 2011 ADS (1 ADS representing 8 Class A ordinary shares) [Member] CNY	Dec. 31, 2010 ADS (1 ADS representing 8 Class A ordinary shares) [Member] CNY
Numerator:
Net income attributable to Phoenix New Media Limited	$ 17,232	107,359	102,475	74,083
Accretion to convertible redeemable preferred share redemption value	0	0	(773,623)	(206,409)
Income allocation to participating preferred shares	0	0	(6,172)	(33,093)
Net (loss)/income attributable to ordinary shareholders	17,232	107,359	(677,320)	(165,419)
Denominator:
Weighted average number of shares outstanding					619,849,313	619,849,313	519,227,660	327,045,493
Weighted average number of contingently issuable shares					4,160,957	4,160,957	0	0
Denominator used in computing net (loss)/income per share - basic					624,010,270	624,010,270	519,227,660	327,045,493	78,001,284	78,001,284	64,903,458	40,880,687
Net (loss)/income per share - basic					$ 0.03	0.17	(1.3)	(0.51)	$ 0.22	1.38	(10.44)	(4.05)
Numerator:
Net income attributable to Phoenix New Media Limited	17,232	107,359	102,475	74,083
Accretion to convertible redeemable preferred share redemption value	0	0	(773,623)	(206,409)
Income allocation to participating preferred shares	0	0	(6,172)	(33,093)
Net (loss)/income attributable to ordinary shareholders	$ 17,232	107,359	(677,320)	(165,419)
Denominator:
Denominator used in computing net (loss)/income per share - basic					624,010,270	624,010,270	519,227,660	327,045,493	78,001,284	78,001,284	64,903,458	40,880,687
Share-based awards					19,737,876	19,737,876	0	0
Denominator used in computing net (loss)/income per share - diluted					643,748,146	643,748,146	519,227,660	327,045,493	80,468,518	80,468,518	64,903,458	40,880,687
Net (loss)/income per share - diluted					$ 0.03	0.17	(1.3)	(0.51)	$ 0.21	1.33	(10.44)	(4.05)

Net (Loss)/Income per Share (Narrative) (Details)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Options to purchase ordinary shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities excluded from computation of diluted net loss per share (number of shares)	21,081,709	68,815,132
Series A preferred shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities excluded from computation of diluted net loss per share (number of shares)	48,794,521	130,000,000
Unvested restricted shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities excluded from computation of diluted net loss per share (number of shares)	9,598,955
Unvested restricted shares units [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities excluded from computation of diluted net loss per share (number of shares)	4,553,447

Treasury Stock (Details) In Millions, except Share data, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Jul. 30, 2012 ADS [Member] USD ($)	Dec. 31, 2012 ADS [Member] USD ($)	Dec. 31, 2012 Ordinary Shares [Member] USD ($)
Equity, Class of Treasury Stock [Line Items]
Share repurchase program, authorized amount			$ 20
Share repurchase program, period in force			12 months
Aggregate shares repurchased, number of shares					18,189,560
Average repurchase price (US$ per share)				$ 3.65	$ 0.46
Shares repurchased, consideration	8.4	52.5
Cancellation of repurchased ordinary shares, number of shares					18,148,760
Aggregate consideration of cancellation of repurchased ordinary shares	8.5	53.1
Cancellation fees	0.1	0.7
Shares repurchased but pending cancellation, number of shares					40,800
Shares repurchased but pending cancellation, amount		0.1

Commitments and Contingencies (Commitments) (Details) (CNY) In Thousands, unless otherwise specified	Dec. 31, 2012
Unrecorded Unconditional Purchase Obligation [Line Items]
2013	73,117
2014	38,645
2015	38,747
2016	34,165
2017 and thereafter	13,687
Total	198,361
Rental [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
2013	39,388
2014	33,257
2015	33,564
2016	32,526
2017 and thereafter	13,687
Total	152,422
Property and Equipment, and Intangible Assets [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
2013	695
2014	0
2015	0
2016	0
2017 and thereafter	0
Total	695
Server Allocation [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
2013	17,150
2014	836
2015	16
2016	0
2017 and thereafter	0
Total	18,002
Cooperation with Phoenix TV Group [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
2013	3,125	[1]
2014	3,906	[1]
2015	4,883	[1]
2016	1,526	[1]
2017 and thereafter	0	[1]
Total	13,440	[1]
Others [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
2013	12,759
2014	646
2015	284
2016	113
2017 and thereafter	0
Total	13,802

[1]	The Group and Phoenix TV Group have been involved in various cooperation arrangements, including content sharing, branding and co-promotion, technical support and corporate management (Refer to Note 2(a)). There was no payment for these arrangements until November 2009 when a cooperation agreement was signed between Phoenix TV and the Group to stipulate the cost and expenses charged to the Group for the year 2010 and going forward. Based on the agreement, the Group will pay Phoenix TV 50% of revenue generated from certain contents provided by Phoenix TV Group, plus a fixed amount of payment to cover other services provided by Phoenix TV Group. The fixed amount was RMB1.6 million for the first year of the agreement, and increases by 25% annually. On March 28, 2011, Phoenix TV and the Group amended their cooperation agreement to extend the expiration of cooperation period from November 2014 to March 2016. The consideration arrangements for the cooperation remained unchanged. This fixed amount has been included in above table as a commitment to Phoenix TV Group.

Commitments and Contingencies (Narrative) (Details) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Phoenix TV [Member]	Dec. 31, 2010 Phoenix TV [Member] CNY
Unrecorded Unconditional Purchase Obligation [Line Items]
Percentage of revenue generated from certain contents provided by Phoenix TV Group, group will pay (as a percent)					50.00%
Fixed amount of payment to cover other services provided by Phoenix TV Group, group will pay for the first year						1.6
Percentage of annual growth on fixed amount of payment, group will pay					25.00%
Rental expenses	$ 5.2	32.3	15.3	7.9

Related Party Transactions (Details)	12 Months Ended
Dec. 31, 2012
Entities within non US listed part of Phoenix TV Group [Member]
Related Party Transaction [Line Items]
Relationship with Group	Under common control by Phoenix TV
CMCC [Member]
Related Party Transaction [Line Items]
Relationship with Group	A shareholder of Phoenix TV
Mr. Gao Ximin and Mr Qiao Haiyan [Member]
Related Party Transaction [Line Items]
Relationship with Group	Legal shareholders of Tianying Jiuzhou, employees of the Group
Mr. He Yansheng [Member]
Related Party Transaction [Line Items]
Relationship with Group	Legal shareholder of Yifeng Lianhe, employee of the Group
Mr. Li Ya [Member]
Related Party Transaction [Line Items]
Relationship with Group	Chief operating official of the Group

Related Party Transactions (Transactions with Non US Listed Part of Phoenix TV Group and CMCC) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Phoenix TV Group [Member] USD ($)	Dec. 31, 2012 Phoenix TV Group [Member] CNY	Dec. 31, 2011 Phoenix TV Group [Member] CNY	Dec. 31, 2010 Phoenix TV Group [Member] CNY	Dec. 31, 2012 Phoenix TV Group and its customers [Member] USD ($)	Dec. 31, 2012 Phoenix TV Group and its customers [Member] CNY	Dec. 31, 2011 Phoenix TV Group and its customers [Member] CNY	Dec. 31, 2010 Phoenix TV Group and its customers [Member] CNY	Dec. 31, 2012 CMCC [Member] USD ($)	Dec. 31, 2012 CMCC [Member] CNY	Dec. 31, 2011 CMCC [Member] CNY	Dec. 31, 2010 CMCC [Member] CNY
Related Party Transaction [Line Items]
Content provided by related party					$ (506)	(3,153)	(4,923)	(3,671)
Data line services provided by related party					(60)	(375)	(367)	(352)
Advertising and promotion expenses charged by related party	(147)	(916)	(663)	(438)	(147)	(916)	(663)	(438)
Technical support provided by related party	0	0	(533)	(314)	0	0	(533)	(314)
Corporate administrative expenses charged by related party	(104)	(646)	(1,139)	(617)	(104)	(646)	(1,139)	(617)
Advertising revenues earned from related party	5,688	35,438	26,201	4,824					4,776	29,754	21,619	4,824	912	5,684	4,582	0
Paid service revenues earned from and through related party	68,879	429,125	445,096	294,027	0	0	2,400	12,450					68,879	429,125	442,696	281,577
Revenues sharing and bandwidth cost to related party													$ (10,265)	(63,953)	(68,543)	(34,777)

Related Party Transactions (Amounts Due from and Due to Related Parties) (Details) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 CMCC [Member] USD ($)	Dec. 31, 2012 CMCC [Member] CNY	Dec. 31, 2011 CMCC [Member] CNY	Dec. 31, 2012 Management [Member] USD ($)	Dec. 31, 2012 Management [Member] CNY	Dec. 31, 2011 Management [Member] CNY	Dec. 31, 2012 Phoenix TV Group [Member] USD ($)	Dec. 31, 2012 Phoenix TV Group [Member] CNY	Dec. 31, 2011 Phoenix TV Group [Member] CNY
Amounts due from related parties:
Accounts receivable from related party				$ 9,393	58,524	63,886
Due from related party										812	5,057	0
Staff advance to related party							37	230	502
Total	10,242	63,811	64,388
Amounts due to related parties:
Advance from related party				290	1,806	0
Due to related party										0	0	3,889
Total	$ 290	1,806	3,889

Restricted Net Assets (Narrative) (Details) (Group's subsidiaries, VIEs and subsidiaries of VIE incorporated in PRC [Member]) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Schedule of Restricted Net Assets [Line Items]
Portion of after-tax profit to be allocated to general reserve under PRC law (as a percent)	10.00%	10.00%
Required general reserve/registered capital ratio to de-force compulsory net profit allocation to general reserve (as a percent)	50.00%	50.00%
Restricted Net Assets	$ 16.2	100.9	91.3
Whether restricted net assets exceed 25% of consolidated net assets of the Company	No	No

Investment in PHOENIXi (Details)	12 Months Ended					12 Months Ended				12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Nov. 30, 2000 BVI Company [Member] USD ($)	Dec. 31, 2011 PHOENIXi [Member] Phoenix New Media Limited [Member] USD ($)	Dec. 31, 2011 PHOENIXi [Member] Phoenix New Media Limited [Member] CNY	Dec. 31, 2010 PHOENIXi [Member] BVI Company [Member] CNY	Nov. 30, 2000 PHOENIXi [Member] BVI Company [Member] USD ($)	Dec. 31, 2011 PHOENIXi [Member] Phoenix TV Group [Member] CNY
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Short term loan due to Phoenix TV Group					$ 5,000,000
Promissory note								17,600,000	5,000,000
Repayment of note receivable						2,200,000	14,300,000			2,200,000
Short-term loan waived by Phoenix TV Group	$ 0	0	15,596,000	0						15,600,000

Subsequent Events (Details) In Millions, except Share data, unless otherwise specified	12 Months Ended			0 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 15, 2013 Subsequent Event [Member] USD ($)	Feb. 28, 2013 Subsequent Event [Member] CNY	Mar. 15, 2013 Ordinary Shares [Member] Subsequent Event [Member] USD ($)	Mar. 15, 2013 ADS [Member] Subsequent Event [Member] USD ($)
Subsequent Event [Line Items]
Short-term credit facility, amount					30
Short-term credit facility, expiration date					Feb 28, 2014
Number of options granted	0	0	15,768,225	18,708,400
Exercise price of option (US$ per share)						$ 0.4459	$ 3.5674
Fair value of option as of the grant date (US$ per share)				$ 0.299